UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2012

This report on Form N-CSR relates solely to the Registrant's to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Annual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the Funds have done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

Fidelity Income Replacement 2016 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2016 Fund	3.48%	3.04%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2016 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2018 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2018 Fund	3.71%	3.13%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2018 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2020 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fundA
Fidelity Income Replacement 2020 Fund	3.68%	3.07%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2020 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2022 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2022 Fund	3.62%	3.07%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2022 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2024 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fundA
Fidelity Income Replacement 2024 Fund	3.55%	3.03%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2024 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Barclays U.S. Aggregate Bond IndexA performed over the same period.

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Income Replacement 2026 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fundA
Fidelity Income Replacement 2026 Fund	3.39%	2.90%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2026 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index and the Barclays U.S. Aggregate Bond IndexA performed over the same period.

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Income Replacement 2028 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2028 Fund	3.30%	2.84%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2028 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2030 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2030 Fund	3.22%	2.79%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2030 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2032 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2032 Fund	3.10%	2.69%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2032 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2034 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2034 Fund	2.97%	2.55%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2034 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2036 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2036 Fund	2.82%	2.47%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2036 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2038 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2038 Fund	2.68%	1.74%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2038 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2040 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fundA
Fidelity Income Replacement 2040 Fund	2.60%	1.82%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2040 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2042 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Fidelity Income Replacement 2042 Fund	2.56%	1.84%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2042 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major U.S. equity benchmarks posted solid gains for the year ending July 31, 2012, amid an uncertain investment environment. The broad-based S&P 500® Index returned 9.13%, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index gained 10.12% and 7.83%, respectively. Volatility spiked during the period's first half, as equities plummeted late last summer on Europe's debt woes, political wrangling over the U.S. debt ceiling, and the sovereign credit-rating downgrade that followed. By October, a seemingly improved U.S. economy rejuvenated stocks, paving the way for major equity benchmarks to post their best first-quarter performance since 1998. However, more eurozone trouble, signs that the U.S. economy had turned sluggish and a slowdown in China caused stocks to slip in May, before a new wave of optimism took hold in June and July. Within the S&P 500®, more-defensive sectors such as telecommunication services (+30%) and consumer staples (+20%) fared best, while materials and energy significantly underperformed, returning -5%. Small- and mid-cap stocks trailed their less-volatile large-cap counterparts, with the Russell 2000® Index adding 0.19% and the Russell Midcap® Index rising 2.28%. Given turmoil and local currency weakness in Europe, foreign developed-markets stocks lost ground, with the MSCI® EAFE® Index returning -11.32%. In the fixed-income arena, declining interest rates, fear over the European debt crisis, mixed global economic data and increasingly accommodative monetary policy around the world led U.S. taxable investment-grade bonds to post a 7.25% gain, as measured by the Barclays® U.S. Aggregate Bond Index. Among major sectors that comprise the index, investment-grade corporate bonds fared best, adding 9.87%, bolstered by good issuer fundamentals, rising profitability throughout most of the period and strong global demand for U.S. fixed-income assets. U.S. Treasury bonds also benefited from increased demand, gaining 8.17%, while government-agency-backed residential mortgage-backed securities (MBS) lagged the market, returning 4.84%. Meanwhile, high-yield bonds fared well, as reflected in the 7.19% increase of The BofA Merrill Lynch US High Yield Constrained IndexSM, while short-term assets were nearly flat, as gauged by the 0.08% return of the Barclays® U.S. 3 Month Treasury Bellwether Index.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Income Replacement FundsSM: For the one-year period, each of the Funds' Retail Class shares posted a positive absolute result. The shortest-dated Funds - which are designed for shareholders who have a shorter investment time horizon and desire greater exposure to bonds - delivered the highest returns, while the Funds with longer time horizons, which have higher allocations to equities, delivered more-muted results. In general, poor performance from the Funds' equity asset class was largely responsible for the lackluster performance of the longer-dated Funds, while solid gains from the Funds' bond investments helped buoy results for the Funds with shorter time horizons. Our underlying equity funds were the primary detractor from the Funds' overall performance for the one-year period. In aggregate, the Funds' equity asset class significantly lagged the broad U.S. equity market, as measured by the S&P 500® Index. On a relative basis, only one of the underlying funds - Fidelity® Series 100 Index Fund, which focuses on stocks in the largest tier of the capitalization spectrum - beat the S&P 500® during the period. Among the underlying equity funds, the most notable relative detractor was Fidelity Advisor® International Discovery Fund, a non-U.S. holding that was hurt by increasing head winds from the global economic slowdown and European debt woes. Three of the Funds' largest holdings - Fidelity® Series Broad Market Opportunities Fund, Fidelity Equity-Income Fund and Fidelity Disciplined Equity Fund - also hampered performance. The Funds' bond asset class - which includes a diversified mix of underlying bond funds - delivered a positive result but lagged the 7.25% advance of the Barclays® U.S. Aggregate Bond Index. The Funds' largest bond holding, Fidelity Total Bond Fund, posted a solid absolute return, edging out the Barclays index and helping buoy the Funds' performance in this asset class. Amid investors' periodic flights to quality during the period, this underlying fund's exposure to longer-dated U.S. Treasuries, including Treasury Inflation-Protected Securities (TIPS), proved additive as the yield curve flattened. The Funds' other four underlying bond investments failed to keep pace with the Barclays index. Most notably, the Funds' allocation to Fidelity Strategic Real Return Fund, which held real estate debt, inflation-protected debt, commodity-related securities and real-estate-related stocks, was detrimental, mainly due to lagging performance among commodities. Slower economic growth, especially in developing countries like China, resulted in declining demand for the base metals segment of commodities, which includes aluminum, copper, nickel and zinc. Lastly, in the Funds' short-term investment asset class, Fidelity Short-Term Bond Fund's gain helped the Funds outpace the 0.08% advance of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,023.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,022.30	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.60	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,024.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,029.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,028.10	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,025.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,030.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,030.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,032.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,030.80	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,028.30	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,033.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,030.00	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,035.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,034.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,031.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,036.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,036.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,034.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,035.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.46%
Actual		$ 1,000.00	$ 1,036.30	$ 2.33**
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.31**
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,038.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,035.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,038.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,038.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,039.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.50	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,039.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,038.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,040.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,038.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,041.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If certain fees were not reimbursed by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Income Replacement 2030 Fund Class T would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.53 and $2.51, respectively.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.4	2.7
Fidelity Blue Chip Growth Fund	2.2	2.5
Fidelity Disciplined Equity Fund	2.6	3.8
Fidelity Equity-Income Fund	3.5	3.9
Fidelity Series 100 Index Fund	2.2	2.1
Fidelity Series Broad Market Opportunities Fund	4.0	3.9
Fidelity Series Small Cap Opportunities Fund	0.3	0.4
	17.2	19.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	7.9
Fidelity Strategic Real Return Fund	6.8	7.9
Fidelity Total Bond Fund	20.4	23.7
	34.0	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	28.1	22.3
Fidelity Short-Term Bond Fund	20.7	18.9
	48.8	41.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	17.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	48.8%

Six months ago
Domestic Equity Funds	19.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	41.2%

Expected
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 17.2%
	Shares	Value
Domestic Equity Funds - 17.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,224	$ 196,300
Fidelity Blue Chip Growth Fund	3,842	182,013
Fidelity Disciplined Equity Fund	8,925	210,633
Fidelity Equity-Income Fund	6,222	280,622
Fidelity Series 100 Index Fund	18,366	182,376
Fidelity Series Broad Market Opportunities Fund	30,586	321,455
Fidelity Series Small Cap Opportunities Fund	2,565	28,030
TOTAL EQUITY FUNDS (Cost $1,120,764)		1,401,429
Fixed-Income Funds - 34.0%

Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund	50,398	552,361
Fidelity Strategic Real Return Fund	57,455	555,593
Fidelity Total Bond Fund	147,280	1,662,789
TOTAL FIXED-INCOME FUNDS (Cost $2,485,997)		2,770,743
Short-Term Funds - 48.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,284,027	$ 2,284,027
Fidelity Short-Term Bond Fund	196,987	1,688,175
TOTAL SHORT-TERM FUNDS (Cost $3,927,074)		3,972,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,533,835)		8,144,374
NET OTHER ASSETS (LIABILITIES) - 0.0%		(988)
NET ASSETS - 100%		$ 8,143,386
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $7,533,835) - See accompanying schedule	$ 8,144,374

Liabilities
Distribution and service plan fees payable	988

Net Assets	$ 8,143,386
Net Assets consist of:
Paid in capital	$ 8,013,814
Undistributed net investment income	1,442
Accumulated undistributed net realized gain (loss) on investments	(482,409)
Net unrealized appreciation (depreciation) on investments	610,539
Net Assets	$ 8,143,386

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($885,902 ÷ 17,557.20 shares)	$ 50.46
Maximum offering price per share (100/94.25 of $50.46)	$ 53.54

Class T: Net Asset Value and redemption price per share ($193,671 ÷ 3,837.25 shares)	$ 50.47

Maximum offering price per share (100/96.50 of $50.47)	$ 52.30

Class C: Net Asset Value and offering price per share ($890,874 ÷ 17,657.04 shares)A	$ 50.45

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,124,059 ÷ 121,359.60 shares)	$ 50.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,880 ÷ 968.62 shares)	$ 50.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 159,066

Expenses
Distribution and service plan fees	$ 14,058
Independent trustees' compensation	33
Total expenses before reductions	14,091
Expense reductions	(33)	14,058
Net investment income (loss)		145,008
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	76,002
Capital gain distributions from underlying funds	85,101
Total net realized gain (loss)		161,103
Change in net unrealized appreciation (depreciation) on underlying funds		(34,457)
Net gain (loss)		126,646
Net increase (decrease) in net assets resulting from operations		$ 271,654

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 145,008	$ 192,852
Net realized gain (loss)	161,103	(50,954)
Change in net unrealized appreciation (depreciation)	(34,457)	761,739
Net increase (decrease) in net assets resulting from operations	271,654	903,637
Distributions to shareholders from net investment income	(145,571)	(194,425)
Distributions to shareholders from net realized gain	(38,550)	(58,747)
Total distributions	(184,121)	(253,172)
Share transactions - net increase (decrease)	(1,946,210)	(1,722,258)
Total increase (decrease) in net assets	(1,858,677)	(1,071,793)

Net Assets
Beginning of period	10,002,063	11,073,856
End of period (including undistributed net investment income of $1,442 and undistributed net investment income of $2,169, respectively)	$ 8,143,386	$ 10,002,063

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.736	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	.842	3.054	3.539	(3.686)	(2.204)
Total from investment operations	1.578	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.733)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.938)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B,C,D	3.23%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.49%	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 886	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.612	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	.847	3.043	3.540	(3.690)	(2.219)
Total from investment operations	1.459	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.594)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.799)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B,C,D	2.98%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.24%	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.364	.453	.485	.822	.904
Net realized and unrealized gain (loss)	.837	3.055	3.531	(3.689)	(2.227)
Total from investment operations	1.201	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.376)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.581)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B,C,D	2.45%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.74%	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 891	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.859	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	.838	3.055	3.539	(3.692)	(2.217)
Total from investment operations	1.697	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B,C	3.48%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.74%	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,124	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.861	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	.836	3.054	3.530	(3.686)	(2.231)
Total from investment operations	1.697	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B,C	3.48%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.74%	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.5	3.6
Fidelity Blue Chip Growth Fund	3.3	3.4
Fidelity Disciplined Equity Fund	3.9	5.1
Fidelity Equity-Income Fund	5.2	5.2
Fidelity Series 100 Index Fund	3.3	2.9
Fidelity Series Broad Market Opportunities Fund	5.8	5.2
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	25.5	25.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.3	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.3
Fidelity Strategic Real Return Fund	8.5	8.2
Fidelity Total Bond Fund	24.8	24.8
	41.5	41.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.3	15.2
Fidelity Short-Term Bond Fund	15.4	15.2
	30.7	30.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	25.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.5%
Short-Term Funds	30.7%

Six months ago
Domestic Equity Funds	25.9%
International Equity Funds	2.4%
High Yield Fixed-Income Funds*	0.0%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.4%

Expected
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 27.8%
	Shares	Value
Domestic Equity Funds - 25.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,492	$ 201,003
Fidelity Blue Chip Growth Fund	3,946	186,939
Fidelity Disciplined Equity Fund	9,371	221,152
Fidelity Equity-Income Fund	6,519	294,015
Fidelity Series 100 Index Fund	19,194	190,595
Fidelity Series Broad Market Opportunities Fund	31,644	332,577
Fidelity Series Small Cap Opportunities Fund	2,621	28,651
TOTAL DOMESTIC EQUITY FUNDS		1,454,932
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,460	132,206
TOTAL EQUITY FUNDS (Cost $1,561,925)		1,587,138
Fixed-Income Funds - 41.5%

Investment Grade Fixed-Income Funds - 41.5%
Fidelity Government Income Fund	42,625	467,173
Fidelity Strategic Real Return Fund	50,064	484,118
Fidelity Total Bond Fund	125,490	1,416,776
TOTAL FIXED-INCOME FUNDS (Cost $2,258,034)		2,368,067
Short-Term Funds - 30.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	871,771	$ 871,771
Fidelity Short-Term Bond Fund	102,282	876,559
TOTAL SHORT-TERM FUNDS (Cost $1,739,594)		1,748,330
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,559,553)		5,703,535
NET OTHER ASSETS (LIABILITIES) - 0.0%		(547)
NET ASSETS - 100%		$ 5,702,988
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $5,559,553) - See accompanying schedule		$ 5,703,535
Receivable for investments sold		645
Total assets		5,704,180

Liabilities
Payable for fund shares redeemed	$ 698
Distribution and service plan fees payable	494
Total liabilities		1,192

Net Assets		$ 5,702,988
Net Assets consist of:
Paid in capital		$ 6,150,929
Undistributed net investment income		1,086
Accumulated undistributed net realized gain (loss) on investments		(593,009)
Net unrealized appreciation (depreciation) on investments		143,982
Net Assets		$ 5,702,988

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($761,649 ÷ 15,054.30 shares)		$ 50.59

Maximum offering price per share (100/94.25 of $50.59)		$ 53.68

Class T: Net Asset Value and redemption price per share ($127,840 ÷ 2,525.60 shares)		$ 50.62

Maximum offering price per share (100/96.50 of $50.62)		$ 52.46

Class C: Net Asset Value and offering price per share ($439,381 ÷ 8,691.11 shares)A		$ 50.56

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,903,710 ÷ 77,144.39 shares)		$ 50.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,408 ÷ 9,295.21 shares)		$ 50.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 92,793

Expenses
Distribution and service plan fees	$ 4,795
Independent trustees' compensation	18
Total expenses before reductions	4,813
Expense reductions	(18)	4,795
Net investment income (loss)		87,998
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	88,262
Capital gain distributions from underlying funds	45,446
Total net realized gain (loss)		133,708
Change in net unrealized appreciation (depreciation) on underlying funds		(43,406)
Net gain (loss)		90,302
Net increase (decrease) in net assets resulting from operations		$ 178,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,998	$ 106,309
Net realized gain (loss)	133,708	(910)
Change in net unrealized appreciation (depreciation)	(43,406)	449,375
Net increase (decrease) in net assets resulting from operations	178,300	554,774
Distributions to shareholders from net investment income	(87,972)	(106,906)
Distributions to shareholders from net realized gain	(20,328)	(28,806)
Total distributions	(108,300)	(135,712)
Share transactions - net increase (decrease)	348,272	(565,574)
Total increase (decrease) in net assets	418,272	(146,512)

Net Assets
Beginning of period	5,284,716	5,431,228
End of period (including undistributed net investment income of $1,086 and undistributed net investment income of $1,141, respectively)	$ 5,702,988	$ 5,284,716

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.774	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	.909	3.655	3.763	(4.138)	(2.454)
Total from investment operations	1.683	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.765)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.963)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B,C,D	3.45%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.57%	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.651	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	.909	3.664	3.759	(4.128)	(2.483)
Total from investment operations	1.560	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.642)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.840)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B,C,D	3.19%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.32%	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.403	.469	.495	.786	.836
Net realized and unrealized gain (loss)	.912	3.659	3.760	(4.122)	(2.476)
Total from investment operations	1.315	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.407)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.605)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total Return B,C,D	2.68%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.82%	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 439	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.898	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	.908	3.657	3.761	(4.138)	(2.469)
Total from investment operations	1.806	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B,C	3.71%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.891	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	.915	3.668	3.761	(4.121)	(2.474)
Total from investment operations	1.806	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B,C	3.71%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 470	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.5
Fidelity Blue Chip Growth Fund	4.1	4.2
Fidelity Disciplined Equity Fund	4.9	6.4
Fidelity Equity-Income Fund	6.5	6.4
Fidelity Series 100 Index Fund	4.2	3.5
Fidelity Series Broad Market Opportunities Fund	7.4	6.4
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	32.1	32.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.2	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.4	7.5
Fidelity Strategic Real Return Fund	7.7	7.5
Fidelity Total Bond Fund	22.6	22.6
	37.7	37.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	12.3
Fidelity Short-Term Bond Fund	12.4	12.3
	24.7	24.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	32.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.7%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	32.0%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.6%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 35.4%
	Shares	Value
Domestic Equity Funds - 32.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,306	$ 215,224
Fidelity Blue Chip Growth Fund	4,227	200,292
Fidelity Disciplined Equity Fund	10,067	237,576
Fidelity Equity-Income Fund	7,012	316,259
Fidelity Series 100 Index Fund	20,605	204,612
Fidelity Series Broad Market Opportunities Fund	33,955	356,867
Fidelity Series Small Cap Opportunities Fund	2,812	30,733
TOTAL DOMESTIC EQUITY FUNDS		1,561,563
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,417	160,549
TOTAL EQUITY FUNDS (Cost $1,475,204)		1,722,112
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund	5,827	53,488
Fidelity Strategic Income Fund	4,723	53,081
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,569

	Shares	Value
Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund	32,904	$ 360,633
Fidelity Strategic Real Return Fund	38,764	374,852
Fidelity Total Bond Fund	97,042	1,095,605
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,831,090
TOTAL FIXED-INCOME FUNDS (Cost $1,794,929)		1,937,659
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class	599,601	599,601
Fidelity Short-Term Bond Fund	70,399	603,322
TOTAL SHORT-TERM FUNDS (Cost $1,189,485)		1,202,923
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,459,618)		4,862,694
NET OTHER ASSETS (LIABILITIES) - 0.0%		(413)
NET ASSETS - 100%		$ 4,862,281
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $4,459,618) - See accompanying schedule	$ 4,862,694
Cash	1
Total assets	4,862,695

Liabilities
Distribution and service plan fees payable	414

Net Assets	$ 4,862,281
Net Assets consist of:
Paid in capital	$ 4,667,880
Undistributed net investment income	884
Accumulated undistributed net realized gain (loss) on investments	(209,559)
Net unrealized appreciation (depreciation) on investments	403,076
Net Assets	$ 4,862,281

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($408,415 ÷ 8,056.48 shares)	$ 50.69

Maximum offering price per share (100/94.25 of $50.69)	$ 53.78

Class T: Net Asset Value and redemption price per share ($189,287 ÷ 3,734.50 shares)	$ 50.69

Maximum offering price per share (100/96.50 of $50.69)	$ 52.53

Class C: Net Asset Value and offering price per share ($306,173 ÷ 6,045.06 shares)A	$ 50.65

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,945,017 ÷ 77,819.44 shares)	$ 50.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,389 ÷ 264.11 shares)	$ 50.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 78,699

Expenses
Distribution and service plan fees	$ 4,822
Independent trustees' compensation	15
Total expenses before reductions	4,837
Expense reductions	(15)	4,822
Net investment income (loss)		73,877
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,179
Capital gain distributions from underlying funds	33,898
Total net realized gain (loss)		43,077
Change in net unrealized appreciation (depreciation) on underlying funds		31,118
Net gain (loss)		74,195
Net increase (decrease) in net assets resulting from operations		$ 148,072

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,877	$ 71,397
Net realized gain (loss)	43,077	11,326
Change in net unrealized appreciation (depreciation)	31,118	303,624
Net increase (decrease) in net assets resulting from operations	148,072	386,347
Distributions to shareholders from net investment income	(73,850)	(71,547)
Distributions to shareholders from net realized gain	(14,681)	(16,958)
Total distributions	(88,531)	(88,505)
Share transactions - net increase (decrease)	831,367	363,777
Total increase (decrease) in net assets	890,908	661,619

Net Assets
Beginning of period	3,971,373	3,309,754
End of period (including undistributed net investment income of $884 and undistributed net investment income of $855, respectively)	$ 4,862,281	$ 3,971,373

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.793	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	.884	4.128	3.930	(4.465)	(2.692)
Total from investment operations	1.677	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.794)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.977)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	3.44%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.61%	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.670	.696	.696	.926	.985
Net realized and unrealized gain (loss)	.885	4.135	3.928	(4.460)	(2.707)
Total from investment operations	1.555	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.672)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.855)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	3.18%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.36%	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.422	.449	.473	.736	.755
Net realized and unrealized gain (loss)	.876	4.132	3.923	(4.471)	(2.699)
Total from investment operations	1.298	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.435)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.618)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	2.65%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.86%	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.917	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	.874	4.138	3.919	(4.464)	(2.677)
Total from investment operations	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,945	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.917	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	.874	4.141	3.916	(4.477)	(2.702)
Total from investment operations	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Blue Chip Growth Fund	4.8	4.8
Fidelity Disciplined Equity Fund	5.6	7.3
Fidelity Equity-Income Fund	7.5	7.3
Fidelity Series 100 Index Fund	4.8	4.0
Fidelity Series Broad Market Opportunities Fund	8.5	7.3
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	37.0	36.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.6
Fidelity Strategic Income Fund	1.5	1.6
	3.1	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	7.0
Fidelity Strategic Real Return Fund	7.2	7.0
Fidelity Total Bond Fund	20.9	21.2
	35.0	35.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	10.3
Fidelity Short-Term Bond Fund	10.4	10.4
	20.7	20.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.0%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.1%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	20.7%

Six months ago
Domestic Equity Funds	36.6%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	20.7%

Expected
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 41.2%
	Shares	Value
Domestic Equity Funds - 37.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,575	$ 219,937
Fidelity Blue Chip Growth Fund	4,319	204,630
Fidelity Disciplined Equity Fund	10,280	242,600
Fidelity Equity-Income Fund	7,157	322,803
Fidelity Series 100 Index Fund	21,038	208,907
Fidelity Series Broad Market Opportunities Fund	34,698	364,676
Fidelity Series Small Cap Opportunities Fund	2,842	31,064
TOTAL DOMESTIC EQUITY FUNDS		1,594,617
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	6,190	183,474
TOTAL EQUITY FUNDS (Cost $1,812,919)		1,778,091
Fixed-Income Funds - 38.1%

High Yield Fixed-Income Funds - 3.1%
Fidelity Capital & Income Fund	7,231	66,376
Fidelity Strategic Income Fund	5,863	65,896
TOTAL HIGH YIELD FIXED-INCOME FUNDS		132,272

	Shares	Value
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Government Income Fund	27,175	$ 297,834
Fidelity Strategic Real Return Fund	31,976	309,206
Fidelity Total Bond Fund	80,053	903,801
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,510,841
TOTAL FIXED-INCOME FUNDS (Cost $1,600,768)		1,643,113
Short-Term Funds - 20.7%

Fidelity Institutional Money Market Portfolio Institutional Class	445,475	445,475
Fidelity Short-Term Bond Fund	52,293	448,152
TOTAL SHORT-TERM FUNDS (Cost $891,766)		893,627
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,305,453)		4,314,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 4,314,727
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $4,305,453) - See accompanying schedule		$ 4,314,831
Cash		2
Receivable for fund shares sold		2,000
Total assets		4,316,833

Liabilities
Payable for investments purchased	$ 2,001
Distribution and service plan fees payable	105
Total liabilities		2,106

Net Assets		$ 4,314,727
Net Assets consist of:
Paid in capital		$ 4,915,540
Undistributed net investment income		814
Accumulated undistributed net realized gain (loss) on investments		(611,005)
Net unrealized appreciation (depreciation) on investments		9,378
Net Assets		$ 4,314,727

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($385,516 ÷ 7,639.79 shares)		$ 50.46

Maximum offering price per share (100/94.25 of $50.46)		$ 53.54

Class T: Net Asset Value and redemption price per share ($5,311 ÷ 105.11 shares)		$ 50.53

Maximum offering price per share (100/96.50 of $50.53)		$ 52.36

Class C: Net Asset Value and offering price per share ($28,132 ÷ 557.21 shares)A		$ 50.49

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,892,373 ÷ 77,141.59 shares)		$ 50.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,395 ÷ 67.29 shares)		$ 50.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 65,065

Expenses
Distribution and service plan fees	$ 827
Independent trustees' compensation	12
Total expenses before reductions	839
Expense reductions	(12)	827
Net investment income (loss)		64,238
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,732
Capital gain distributions from underlying funds	26,252
Total net realized gain (loss)		53,984
Change in net unrealized appreciation (depreciation) on underlying funds		17,516
Net gain (loss)		71,500
Net increase (decrease) in net assets resulting from operations		$ 135,738

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,238	$ 57,853
Net realized gain (loss)	53,984	51,214
Change in net unrealized appreciation (depreciation)	17,516	211,768
Net increase (decrease) in net assets resulting from operations	135,738	320,835
Distributions to shareholders from net investment income	(64,181)	(57,885)
Distributions to shareholders from net realized gain	(10,962)	(12,730)
Total distributions	(75,143)	(70,615)
Share transactions - net increase (decrease)	858,131	582,659
Total increase (decrease) in net assets	918,726	832,879

Net Assets
Beginning of period	3,396,001	2,563,122
End of period (including undistributed net investment income of $814 and undistributed net investment income of $761, respectively)	$ 4,314,727	$ 3,396,001

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.783	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	.842	4.431	3.980	(4.739)	(2.853)
Total from investment operations	1.625	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.784)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.955)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	3.35%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	1.59%	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.653	.691	.702	.933	.982
Net realized and unrealized gain (loss)	.871	4.434	3.985	(4.736)	(2.862)
Total from investment operations	1.524	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.643)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.814)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	3.13%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.34%	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.411	.447	.477	.737	.760
Net realized and unrealized gain (loss)	.845	4.434	3.989	(4.745)	(2.860)
Total from investment operations	1.256	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.405)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.576)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	2.58%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	.84%	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.901	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	.849	4.438	3.978	(4.752)	(2.836)
Total from investment operations	1.750	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	3.62%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,892	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	.850	4.428	3.995	(4.749)	(2.854)
Total from investment operations	1.750	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	3.62%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Blue Chip Growth Fund	5.2	5.2
Fidelity Disciplined Equity Fund	6.1	7.9
Fidelity Equity-Income Fund	8.1	7.9
Fidelity Series 100 Index Fund	5.3	4.4
Fidelity Series Broad Market Opportunities Fund	9.2	8.0
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.3	39.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.2	5.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.8	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.6
Fidelity Strategic Real Return Fund	6.7	6.6
Fidelity Total Bond Fund	19.7	19.9
	32.9	33.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.9	9.0
Fidelity Short-Term Bond Fund	9.0	9.0
	17.9	18.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	17.9%

Six months ago
Domestic Equity Funds	39.8%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	18.0%

Expected
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 40.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,702	$ 117,214
Fidelity Blue Chip Growth Fund	2,299	108,949
Fidelity Disciplined Equity Fund	5,459	128,828
Fidelity Equity-Income Fund	3,807	171,688
Fidelity Series 100 Index Fund	11,193	111,144
Fidelity Series Broad Market Opportunities Fund	18,463	194,050
Fidelity Series Small Cap Opportunities Fund	1,518	16,591
TOTAL DOMESTIC EQUITY FUNDS		848,464
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,656	108,353
TOTAL EQUITY FUNDS (Cost $922,019)		956,817
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	4,282	39,313
Fidelity Strategic Income Fund	3,473	39,035
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,348

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	12,455	$ 136,507
Fidelity Strategic Real Return Fund	14,645	141,621
Fidelity Total Bond Fund	36,688	414,206
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		692,334
TOTAL FIXED-INCOME FUNDS (Cost $743,627)		770,682
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Portfolio Institutional Class	187,573	187,573
Fidelity Short-Term Bond Fund	22,018	188,694
TOTAL SHORT-TERM FUNDS (Cost $374,388)		376,267
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,040,034)		2,103,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		(258)
NET ASSETS - 100%		$ 2,103,508
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,040,034) - See accompanying schedule	$ 2,103,766

Liabilities
Distribution and service plan fees payable	258

Net Assets	$ 2,103,508
Net Assets consist of:
Paid in capital	$ 2,119,185
Undistributed net investment income	348
Accumulated undistributed net realized gain (loss) on investments	(79,757)
Net unrealized appreciation (depreciation) on investments	63,732
Net Assets	$ 2,103,508

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($212,770 ÷ 4,214.69 shares)	$ 50.48

Maximum offering price per share (100/94.25 of $50.48)	$ 53.56

Class T: Net Asset Value and redemption price per share ($174,682 ÷ 3,459.60 shares)	$ 50.49

Maximum offering price per share (100/96.50 of $50.49)	$ 52.32

Class C: Net Asset Value and offering price per share ($170,354 ÷ 3,377.71 shares)A	$ 50.43

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,521,178 ÷ 30,131.12 shares)	$ 50.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,524 ÷ 485.81 shares)	$ 50.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 35,719

Expenses
Distribution and service plan fees	$ 2,927
Independent trustees' compensation	6
Total expenses before reductions	2,933
Expense reductions	(6)	2,927
Net investment income (loss)		32,792
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	75,607
Capital gain distributions from underlying funds	16,569
Total net realized gain (loss)		92,176
Change in net unrealized appreciation (depreciation) on underlying funds		(53,738)
Net gain (loss)		38,438
Net increase (decrease) in net assets resulting from operations		$ 71,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,792	$ 29,634
Net realized gain (loss)	92,176	(5,490)
Change in net unrealized appreciation (depreciation)	(53,738)	160,663
Net increase (decrease) in net assets resulting from operations	71,230	184,807
Distributions to shareholders from net investment income	(32,783)	(29,693)
Distributions to shareholders from net realized gain	(6,730)	(7,078)
Total distributions	(39,513)	(36,771)
Share transactions - net increase (decrease)	181,392	206,846
Total increase (decrease) in net assets	213,109	354,882

Net Assets
Beginning of period	1,890,399	1,535,517
End of period (including undistributed net investment income of $348 and undistributed net investment income of $362, respectively)	$ 2,103,508	$ 1,890,399

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.821	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	.771	4.667	4.020	(5.004)	(2.884)
Total from investment operations	1.592	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.794)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.962)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	3.29%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.68%	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.699	.685	.701	.919	.966
Net realized and unrealized gain (loss)	.769	4.672	4.025	(5.010)	(2.903)
Total from investment operations	1.468	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.680)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.848)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	3.03%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.43%	1.41%	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.443	.476	.726	.728
Net realized and unrealized gain (loss)	.761	4.668	4.020	(5.005)	(2.903)
Total from investment operations	1.215	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.437)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.605)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	2.50%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	.91%	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 170	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.942	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	.775	4.668	4.020	(5.011)	(2.868)
Total from investment operations	1.717	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	3.55%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,521	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.944	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	.763	4.671	4.032	(5.022)	(2.896)
Total from investment operations	1.707	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	3.53%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.9
Fidelity Blue Chip Growth Fund	5.5	5.5
Fidelity Disciplined Equity Fund	6.5	8.3
Fidelity Equity-Income Fund	8.6	8.3
Fidelity Series 100 Index Fund	5.6	4.6
Fidelity Series Broad Market Opportunities Fund	9.7	8.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	42.6	41.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.0	6.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.1	2.1
	4.2	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.3
Fidelity Strategic Real Return Fund	6.4	6.3
Fidelity Total Bond Fund	18.7	19.0
	31.2	31.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	8.2
Fidelity Short-Term Bond Fund	8.0	8.2
	16.0	16.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	41.8%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.6%
Short-Term Funds	16.4%

Expected
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,985	$ 104,677
Fidelity Blue Chip Growth Fund	2,054	97,320
Fidelity Disciplined Equity Fund	4,897	115,558
Fidelity Equity-Income Fund	3,408	153,706
Fidelity Series 100 Index Fund	10,019	99,489
Fidelity Series Broad Market Opportunities Fund	16,498	173,397
Fidelity Series Small Cap Opportunities Fund	1,364	14,904
TOTAL DOMESTIC EQUITY FUNDS		759,051
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,592	106,479
TOTAL EQUITY FUNDS (Cost $868,208)		865,530
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,041	37,097
Fidelity Strategic Income Fund	3,274	36,800
TOTAL HIGH YIELD FIXED-INCOME FUNDS		73,897

	Shares	Value
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Government Income Fund	9,992	$ 109,512
Fidelity Strategic Real Return Fund	11,779	113,902
Fidelity Total Bond Fund	29,416	332,105
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		555,519
TOTAL FIXED-INCOME FUNDS (Cost $619,775)		629,416
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class	141,722	141,722
Fidelity Short-Term Bond Fund	16,641	142,610
TOTAL SHORT-TERM FUNDS (Cost $283,815)		284,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,771,798)		1,779,278
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 1,779,068
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $1,771,798) - See accompanying schedule	$ 1,779,278
Cash	1
Receivable from affiliate for expense reductions	3
Total assets	1,779,282

Liabilities
Distribution and service plan fees payable	214

Net Assets	$ 1,779,068
Net Assets consist of:
Paid in capital	$ 1,987,096
Undistributed net investment income	310
Accumulated undistributed net realized gain (loss) on investments	(215,818)
Net unrealized appreciation (depreciation) on investments	7,480
Net Assets	$ 1,779,068

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,975 ÷ 2,774.76 shares)	$ 50.09

Maximum offering price per share (100/94.25 of $50.09)	$ 53.15

Class T: Net Asset Value and redemption price per share ($297,950 ÷ 5,949.77 shares)	$ 50.08

Maximum offering price per share (100/96.50 of $50.08)	$ 51.90

Class C: Net Asset Value and offering price per share ($9,145 ÷ 182.46 shares)A	$ 50.12

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,308,627 ÷ 26,126.15 shares)	$ 50.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,371 ÷ 486.57 shares)	$ 50.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 37,496

Expenses
Distribution and service plan fees	$ 2,646
Independent trustees' compensation	7
Total expenses before reductions	2,653
Expense reductions	(10)	2,643
Net investment income (loss)		34,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	28,059
Capital gain distributions from underlying funds	16,974
Total net realized gain (loss)		45,033
Change in net unrealized appreciation (depreciation) on underlying funds		(33,218)
Net gain (loss)		11,815
Net increase (decrease) in net assets resulting from operations		$ 46,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,853	$ 24,072
Net realized gain (loss)	45,033	23,067
Change in net unrealized appreciation (depreciation)	(33,218)	89,707
Net increase (decrease) in net assets resulting from operations	46,668	136,846
Distributions to shareholders from net investment income	(34,935)	(23,914)
Distributions to shareholders from net realized gain	(6,646)	(4,626)
Total distributions	(41,581)	(28,540)
Share transactions - net increase (decrease)	(342,188)	1,015,365
Total increase (decrease) in net assets	(337,101)	1,123,671

Net Assets
Beginning of period	2,116,169	992,498
End of period (including undistributed net investment income of $310 and undistributed net investment income of $405, respectively)	$ 1,779,068	$ 2,116,169

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.793	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	.712	4.846	4.098	(5.184)	(3.105)
Total from investment operations	1.505	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.789)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.945)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	3.13%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.64%	1.55%	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.668	.630	.638	.944	.966
Net realized and unrealized gain (loss)	.713	4.851	4.092	(5.184)	(3.110)
Total from investment operations	1.381	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.675)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.831)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	2.87%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.39%	1.30%	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 298	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.387	.412	.757	.723
Net realized and unrealized gain (loss)	.730	4.848	4.087	(5.183)	(3.090)
Total from investment operations	1.160	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.374)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.530)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	2.40%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.89%	.80%	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.913	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	.711	4.844	4.091	(5.190)	(3.079)
Total from investment operations	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,309	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.912	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	.712	4.852	4.092	(5.188)	(3.107)
Total from investment operations	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Blue Chip Growth Fund	5.6	5.7
Fidelity Disciplined Equity Fund	6.7	8.6
Fidelity Equity-Income Fund	8.9	8.6
Fidelity Series 100 Index Fund	5.8	4.8
Fidelity Series Broad Market Opportunities Fund	10.1	8.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.1	43.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.8	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.2	2.3
	4.5	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.1
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	17.9	18.3
	29.9	30.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.5
Fidelity Short-Term Bond Fund	7.4	7.5
	14.7	15.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.1%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.7%

Six months ago
Domestic Equity Funds	43.3%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	19,922	$ 348,439
Fidelity Blue Chip Growth Fund	6,832	323,721
Fidelity Disciplined Equity Fund	16,247	383,435
Fidelity Equity-Income Fund	11,319	510,466
Fidelity Series 100 Index Fund	33,276	330,434
Fidelity Series Broad Market Opportunities Fund	54,904	577,045
Fidelity Series Small Cap Opportunities Fund	4,538	49,604
TOTAL DOMESTIC EQUITY FUNDS		2,523,144
International Equity Funds - 6.8%
Fidelity Advisor International Discovery Fund Institutional Class	13,087	387,888
TOTAL EQUITY FUNDS (Cost $2,788,648)		2,911,032
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	14,117	129,598
Fidelity Strategic Income Fund	11,447	128,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		258,260

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund	30,827	$ 337,867
Fidelity Strategic Real Return Fund	36,250	350,537
Fidelity Total Bond Fund	90,659	1,023,539
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,711,943
TOTAL FIXED-INCOME FUNDS (Cost $1,872,533)		1,970,203
Short-Term Funds - 14.7%

Fidelity Institutional Money Market Portfolio Institutional Class	419,703	419,703
Fidelity Short-Term Bond Fund	49,307	422,564
TOTAL SHORT-TERM FUNDS (Cost $835,442)		842,267
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,496,623)		5,723,502
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 5,723,398
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $5,496,623) - See accompanying schedule	$ 5,723,502
Cash	2
Total assets	5,723,504

Liabilities
Distribution and service plan fees payable	106

Net Assets	$ 5,723,398
Net Assets consist of:
Paid in capital	$ 6,072,603
Undistributed net investment income	996
Accumulated undistributed net realized gain (loss) on investments	(577,080)
Net unrealized appreciation (depreciation) on investments	226,879
Net Assets	$ 5,723,398

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,335 ÷ 2,643.77 shares)	$ 50.43

Maximum offering price per share (100/94.25 of $50.43)	$ 53.51

Class T: Net Asset Value and redemption price per share ($127,772 ÷ 2,532.34 shares)	$ 50.46

Maximum offering price per share (100/96.50 of $50.46)	$ 52.29

Class C: Net Asset Value and offering price per share ($33,099 ÷ 656.16 shares)A	$ 50.44

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,404,897 ÷ 107,163.24 shares)	$ 50.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,295 ÷ 481.68 shares)	$ 50.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 102,146

Expenses
Distribution and service plan fees	$ 1,356
Independent trustees' compensation	20
Total expenses before reductions	1,376
Expense reductions	(20)	1,356
Net investment income (loss)		100,790
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	108,525
Capital gain distributions from underlying funds	46,561
Total net realized gain (loss)		155,086
Change in net unrealized appreciation (depreciation) on underlying funds		(131,252)
Net gain (loss)		23,834
Net increase (decrease) in net assets resulting from operations		$ 124,624

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,790	$ 116,274
Net realized gain (loss)	155,086	(5,061)
Change in net unrealized appreciation (depreciation)	(131,252)	647,446
Net increase (decrease) in net assets resulting from operations	124,624	758,659
Distributions to shareholders from net investment income	(101,077)	(116,717)
Distributions to shareholders from net realized gain	(17,138)	(25,763)
Total distributions	(118,215)	(142,480)
Share transactions - net increase (decrease)	(405,722)	(649,489)
Total increase (decrease) in net assets	(399,313)	(33,310)

Net Assets
Beginning of period	6,122,711	6,156,021
End of period (including undistributed net investment income of $996 and undistributed net investment income of $1,283, respectively)	$ 5,723,398	$ 6,122,711

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.792	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	.666	4.972	4.116	(5.341)	(3.085)
Total from investment operations	1.458	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.794)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.948)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	3.02%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.63%	1.65%	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.672	.682	.678	.905	.847
Net realized and unrealized gain (loss)	.678	4.975	4.107	(5.340)	(3.079)
Total from investment operations	1.350	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.676)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.830)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	2.79%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.38%	1.40%	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.427	.438	.454	.711	.639
Net realized and unrealized gain (loss)	.662	4.974	4.117	(5.333)	(3.104)
Total from investment operations	1.089	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.435)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.589)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	2.24%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.88%	.90%	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.914	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	.680	4.965	4.115	(5.330)	(3.072)
Total from investment operations	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,405	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.916	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	.678	4.967	4.116	(5.340)	(3.106)
Total from investment operations	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.2
Fidelity Blue Chip Growth Fund	5.8	5.8
Fidelity Disciplined Equity Fund	6.9	8.8
Fidelity Equity-Income Fund	9.2	8.9
Fidelity Series 100 Index Fund	5.9	4.9
Fidelity Series Broad Market Opportunities Fund	10.3	8.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.3	44.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.9
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.4	17.8
	29.1	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.8
Fidelity Short-Term Bond Fund	6.7	6.8
	13.3	13.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	44.4%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.6%

Expected
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,258	$ 249,381
Fidelity Blue Chip Growth Fund	4,899	232,123
Fidelity Disciplined Equity Fund	11,658	275,140
Fidelity Equity-Income Fund	8,119	366,154
Fidelity Series 100 Index Fund	23,877	237,100
Fidelity Series Broad Market Opportunities Fund	39,296	412,998
Fidelity Series Small Cap Opportunities Fund	3,239	35,399
TOTAL DOMESTIC EQUITY FUNDS		1,808,295
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	10,189	302,006
TOTAL EQUITY FUNDS (Cost $1,907,981)		2,110,301
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	10,452	95,946
Fidelity Strategic Income Fund	8,469	95,196
TOTAL HIGH YIELD FIXED-INCOME FUNDS		191,142

	Shares	Value
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	20,885	$ 228,894
Fidelity Strategic Real Return Fund	24,610	237,983
Fidelity Total Bond Fund	61,478	694,095
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,160,972
TOTAL FIXED-INCOME FUNDS (Cost $1,293,479)		1,352,114
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class	264,418	264,418
Fidelity Short-Term Bond Fund	31,047	266,071
TOTAL SHORT-TERM FUNDS (Cost $526,258)		530,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,727,718)	3,992,904
NET OTHER ASSETS (LIABILITIES) - 0.0%	(269)
NET ASSETS - 100%	$ 3,992,635
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $3,727,718) - See accompanying schedule	$ 3,992,904
Receivable from affiliate for expense reductions	5
Total assets	3,992,909

Liabilities
Distribution and service plan fees payable	274

Net Assets	$ 3,992,635
Net Assets consist of:
Paid in capital	$ 3,931,581
Undistributed net investment income	678
Accumulated undistributed net realized gain (loss) on investments	(204,810)
Net unrealized appreciation (depreciation) on investments	265,186
Net Assets	$ 3,992,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($85,512 ÷ 1,706.03 shares)	$ 50.12

Maximum offering price per share (100/94.25 of $50.12)	$ 53.18

Class T: Net Asset Value and redemption price per share ($13,006 ÷ 259.07 shares)	$ 50.20

Maximum offering price per share (100/96.50 of $50.20)	$ 52.02

Class C: Net Asset Value and offering price per share ($311,871 ÷ 6,229.29 shares)A	$ 50.07

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,558,010 ÷ 70,992.98 shares)	$ 50.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,236 ÷ 483.57 shares)	$ 50.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 80,610

Expenses
Distribution and service plan fees	$ 3,357
Independent trustees' compensation	15
Total expenses before reductions	3,372
Expense reductions	(20)	3,352
Net investment income (loss)		77,258
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,766)
Capital gain distributions from underlying funds	36,106
Total net realized gain (loss)		(19,660)
Change in net unrealized appreciation (depreciation) on underlying funds		71,227
Net gain (loss)		51,567
Net increase (decrease) in net assets resulting from operations		$ 128,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,258	$ 55,000
Net realized gain (loss)	(19,660)	(8,015)
Change in net unrealized appreciation (depreciation)	71,227	250,028
Net increase (decrease) in net assets resulting from operations	128,825	297,013
Distributions to shareholders from net investment income	(77,373)	(54,641)
Distributions to shareholders from net realized gain	(13,766)	(10,723)
Total distributions	(91,139)	(65,364)
Share transactions - net increase (decrease)	(390,844)	2,153,245
Total increase (decrease) in net assets	(353,158)	2,384,894

Net Assets
Beginning of period	4,345,793	1,960,899
End of period (including undistributed net investment income of $678 and undistributed net investment income of $793, respectively)	$ 3,992,635	$ 4,345,793

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.815	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	.598	5.066	4.180	(5.404)	(3.239)
Total from investment operations	1.413	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.796)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.943)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	2.94%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.68%	1.63%	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	50%	24%	31%	53%	12% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.715	.655	.603	.881	.920
Net realized and unrealized gain (loss)	.598	5.076	4.182	(5.402)	(3.234)
Total from investment operations	1.313	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.636)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.783)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	2.72%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.46%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.46%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.48%	1.38%	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.451	.428	.385	.693	.682
Net realized and unrealized gain (loss)	.604	5.060	4.185	(5.400)	(3.227)
Total from investment operations	1.055	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.448)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.595)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	2.19%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	.88%	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.935	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	.608	5.062	4.178	(5.429)	(3.209)
Total from investment operations	1.543	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	3.22%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,558	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.936	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	.607	5.058	4.184	(5.402)	(3.241)
Total from investment operations	1.543	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	3.22%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	7.0	9.0
Fidelity Equity-Income Fund	9.4	9.0
Fidelity Series 100 Index Fund	6.0	5.0
Fidelity Series Broad Market Opportunities Fund	10.6	9.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.2	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.4	8.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	16.7	17.1
	27.9	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.4
Fidelity Short-Term Bond Fund	6.3	6.4
	12.5	12.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.2%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 46.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,024	$ 210,301
Fidelity Blue Chip Growth Fund	4,123	195,348
Fidelity Disciplined Equity Fund	9,825	231,869
Fidelity Equity-Income Fund	6,848	308,866
Fidelity Series 100 Index Fund	20,109	199,685
Fidelity Series Broad Market Opportunities Fund	33,133	348,223
Fidelity Series Small Cap Opportunities Fund	2,734	29,887
TOTAL DOMESTIC EQUITY FUNDS		1,524,179
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	9,308	275,891
TOTAL EQUITY FUNDS (Cost $1,713,749)		1,800,070
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	9,101	83,548
Fidelity Strategic Income Fund	7,374	82,880
TOTAL HIGH YIELD FIXED-INCOME FUNDS		166,428

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	16,524	$ 181,103
Fidelity Strategic Real Return Fund	19,513	188,689
Fidelity Total Bond Fund	48,753	550,423
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		920,215
TOTAL FIXED-INCOME FUNDS (Cost $1,059,085)		1,086,643
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class	205,940	205,940
Fidelity Short-Term Bond Fund	24,189	207,297
TOTAL SHORT-TERM FUNDS (Cost $411,867)		413,237
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,184,701)	3,299,950
NET OTHER ASSETS (LIABILITIES) - 0.0%	(99)
NET ASSETS - 100%	$ 3,299,851
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $3,184,701) - See accompanying schedule		$ 3,299,950
Receivable from affiliate for expense reductions		2,853
Total assets		3,302,803

Liabilities
Distribution and service plan fees payable	$ 99
Other payables	2,853
Total liabilities		2,952

Net Assets		$ 3,299,851
Net Assets consist of:
Paid in capital		$ 3,351,215
Undistributed net investment income		549
Accumulated undistributed net realized gain (loss) on investments		(167,162)
Net unrealized appreciation (depreciation) on investments		115,249
Net Assets		$ 3,299,851

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($216,786 ÷ 4,525.02 shares)		$ 47.91

Maximum offering price per share (100/94.25 of $47.91)		$ 50.83

Class T: Net Asset Value and redemption price per share ($23,518 ÷ 490.55 shares)		$ 47.94

Maximum offering price per share (100/96.50 of $47.94)		$ 49.68

Class C: Net Asset Value and offering price per share ($52,108 ÷ 1,087.23 shares)A		$ 47.93

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($2,990,901 ÷ 62,418.78 shares)		$ 47.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,538 ÷ 345.13 shares)		$ 47.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 40,572

Expenses
Distribution and service plan fees	$ 910
Independent trustees' compensation	8
Tax expense	2,853
Total expenses before reductions	3,771
Expense reductions	(2,861)	910
Net investment income (loss)		39,662
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	87,934
Capital gain distributions from underlying funds	12,673
Total net realized gain (loss)		100,607
Change in net unrealized appreciation (depreciation) on underlying funds		(41,402)
Net gain (loss)		59,205
Net increase (decrease) in net assets resulting from operations		$ 98,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,662	$ 39,055
Net realized gain (loss)	100,607	205,014
Change in net unrealized appreciation (depreciation)	(41,402)	10,190
Net increase (decrease) in net assets resulting from operations	98,867	254,259
Distributions to shareholders from net investment income	(39,403)	(39,246)
Distributions to shareholders from net realized gain	(105,815)	(8,488)
Total distributions	(145,218)	(47,734)
Share transactions - net increase (decrease)	1,767,286	(344,791)
Total increase (decrease) in net assets	1,720,935	(138,266)

Net Assets
Beginning of period	1,578,916	1,717,182
End of period (including undistributed net investment income of $549 and undistributed net investment income of $290, respectively)	$ 3,299,851	$ 1,578,916

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.717	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	.618	5.086	4.154	(5.570)	(3.322)
Total from investment operations	1.335	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.770)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.495)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	2.85%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.37%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.51%	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 217	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.599	.676	.620	.821	.918
Net realized and unrealized gain (loss)	.599	5.107	4.147	(5.548)	(3.339)
Total from investment operations	1.198	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.633)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.358)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	2.55%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.62%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.26%	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.358	.434	.403	.624	.690
Net realized and unrealized gain (loss)	.615	5.102	4.143	(5.532)	(3.342)
Total from investment operations	.973	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.438)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.163)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	2.07%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.76%	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.836	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	.618	5.095	4.147	(5.557)	(3.310)
Total from investment operations	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,991	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.835	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	.619	5.109	4.145	(5.552)	(3.335)
Total from investment operations	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.5
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	7.1	9.2
Fidelity Equity-Income Fund	9.5	9.2
Fidelity Series 100 Index Fund	6.2	5.1
Fidelity Series Broad Market Opportunities Fund	10.7	9.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.9	46.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.2	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.6	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.3	16.8
	27.3	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.6	5.7
Fidelity Short-Term Bond Fund	5.7	5.7
	11.3	11.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	11.3%

Six months ago
Domestic Equity Funds	46.1%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	11.4%

Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 56.1%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,624	$ 150,826
Fidelity Blue Chip Growth Fund	2,961	140,313
Fidelity Disciplined Equity Fund	7,041	166,174
Fidelity Equity-Income Fund	4,908	221,370
Fidelity Series 100 Index Fund	14,433	143,322
Fidelity Series Broad Market Opportunities Fund	23,778	249,911
Fidelity Series Small Cap Opportunities Fund	1,970	21,536
TOTAL DOMESTIC EQUITY FUNDS		1,093,452
International Equity Funds - 9.2%
Fidelity Advisor International Discovery Fund Institutional Class	7,195	213,267
TOTAL EQUITY FUNDS (Cost $1,100,282)		1,306,719
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	6,724	61,723
Fidelity Strategic Income Fund	5,450	61,257
TOTAL HIGH YIELD FIXED-INCOME FUNDS		122,980

	Shares	Value
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund	11,471	$ 125,719
Fidelity Strategic Real Return Fund	13,511	130,652
Fidelity Total Bond Fund	33,742	380,945
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		637,316
TOTAL FIXED-INCOME FUNDS (Cost $685,323)		760,296
Short-Term Funds - 11.3%

Fidelity Institutional Money Market Portfolio Institutional Class	130,816	130,816
Fidelity Short-Term Bond Fund	15,359	131,625
TOTAL SHORT-TERM FUNDS (Cost $258,131)		262,441
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,043,736)		2,329,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$ 2,329,409
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,043,736) - See accompanying schedule	$ 2,329,456

Liabilities
Distribution and service plan fees payable	47

Net Assets	$ 2,329,409
Net Assets consist of:
Paid in capital	$ 2,168,305
Undistributed net investment income	414
Accumulated undistributed net realized gain (loss) on investments	(125,030)
Net unrealized appreciation (depreciation) on investments	285,720
Net Assets	$ 2,329,409

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,792 ÷ 358.01 shares)	$ 49.70

Maximum offering price per share (100/94.25 of $49.70)	$ 52.73

Class T: Net Asset Value and redemption price per share ($23,353 ÷ 469.92 shares)	$ 49.70

Maximum offering price per share (100/96.50 of $49.70)	$ 51.50

Class C: Net Asset Value and offering price per share ($43,355 ÷ 872.25 shares)A	$ 49.70

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,122,531 ÷ 42,735.32 shares)	$ 49.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,378 ÷ 2,463.80 shares)	$ 49.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 40,867

Expenses
Distribution and service plan fees	$ 397
Independent trustees' compensation	8
Total expenses before reductions	405
Expense reductions	(8)	397
Net investment income (loss)		40,470
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,910
Capital gain distributions from underlying funds	17,097
Total net realized gain (loss)		25,007
Change in net unrealized appreciation (depreciation) on underlying funds		(4,302)
Net gain (loss)		20,705
Net increase (decrease) in net assets resulting from operations		$ 61,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,470	$ 37,568
Net realized gain (loss)	25,007	628
Change in net unrealized appreciation (depreciation)	(4,302)	213,839
Net increase (decrease) in net assets resulting from operations	61,175	252,035
Distributions to shareholders from net investment income	(40,482)	(37,649)
Distributions to shareholders from net realized gain	(6,232)	(8,111)
Total distributions	(46,714)	(45,760)
Share transactions - net increase (decrease)	74,690	179,595
Total increase (decrease) in net assets	89,151	385,870

Net Assets
Beginning of period	2,240,258	1,854,388
End of period (including undistributed net investment income of $414 and $426, respectively)	$ 2,329,409	$ 2,240,258

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.782	.799	.753	.923	.994
Net realized and unrealized gain (loss)	.504	5.233	4.174	(5.753)	(3.438)
Total from investment operations	1.286	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.775)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.916)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	2.71%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	1.63%	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.662	.681	.645	.828	.875
Net realized and unrealized gain (loss)	.490	5.247	4.175	(5.757)	(3.431)
Total from investment operations	1.152	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.651)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.792)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	2.42%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.38%	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.439	.426	.631	.658
Net realized and unrealized gain (loss)	.490	5.239	4.185	(5.740)	(3.448)
Total from investment operations	.914	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.443)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.584)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	1.92%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	.89%	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.903	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	.505	5.227	4.183	(5.729)	(3.425)
Total from investment operations	1.408	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	2.97%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,123	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.904	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	.504	5.226	4.185	(5.753)	(3.439)
Total from investment operations	1.408	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	2.97%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.89%	1.92%	1.98%	2.71%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.6
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	7.3	9.3
Fidelity Equity-Income Fund	9.7	9.4
Fidelity Series 100 Index Fund	6.3	5.2
Fidelity Series Broad Market Opportunities Fund	10.9	9.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.8	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.0	10.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.9
	5.5	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.0	16.4
	26.8	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	5.1
Fidelity Short-Term Bond Fund	5.0	5.1
	9.9	10.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.9%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,716	$ 187,431
Fidelity Blue Chip Growth Fund	3,670	173,888
Fidelity Disciplined Equity Fund	8,764	206,841
Fidelity Equity-Income Fund	6,101	275,158
Fidelity Series 100 Index Fund	17,916	177,909
Fidelity Series Broad Market Opportunities Fund	29,538	310,449
Fidelity Series Small Cap Opportunities Fund	2,431	26,576
TOTAL DOMESTIC EQUITY FUNDS		1,358,252
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,604	284,677
TOTAL EQUITY FUNDS (Cost $1,689,863)		1,642,929
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	8,571	78,680
Fidelity Strategic Income Fund	6,943	78,040
TOTAL HIGH YIELD FIXED-INCOME FUNDS		156,720

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	13,662	$ 149,731
Fidelity Strategic Real Return Fund	16,136	156,039
Fidelity Total Bond Fund	40,340	455,443
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		761,213
TOTAL FIXED-INCOME FUNDS (Cost $908,880)		917,933
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Institutional Class	140,813	140,813
Fidelity Short-Term Bond Fund	16,540	141,744
TOTAL SHORT-TERM FUNDS (Cost $282,038)		282,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,880,781)		2,843,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(273)
NET ASSETS - 100%		$ 2,843,146
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,880,781) - See accompanying schedule	$ 2,843,419

Liabilities
Distribution and service plan fees payable	273

Net Assets	$ 2,843,146
Net Assets consist of:
Paid in capital	$ 3,076,448
Undistributed net investment income	452
Accumulated undistributed net realized gain (loss) on investments	(196,392)
Net unrealized appreciation (depreciation) on investments	(37,362)
Net Assets	$ 2,843,146

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,474.74 ÷ 558.45 shares)	$ 49.20

Maximum offering price per share (100/94.25 of $49.20)	$ 52.20

Class T: Net Asset Value and redemption price per share ($277,932.28 ÷ 5,652.48 shares)	$ 49.17

Maximum offering price per share (100/96.50 of $49.17)	$ 50.95

Class C: Net Asset Value and offering price per share ($174,005.39 ÷ 3,541.01 shares)A	$ 49.14

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,363,129.81 ÷ 48,045.73 shares)	$ 49.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($603.46 ÷ 12.27 shares)	$ 49.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 54,621

Expenses
Distribution and service plan fees	$ 3,372
Independent trustees' compensation	10
Total expenses before reductions	3,382
Expense reductions	(10)	3,372
Net investment income (loss)		51,249
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,270
Capital gain distributions from underlying funds	22,804
Total net realized gain (loss)		34,074
Change in net unrealized appreciation (depreciation) on underlying funds		(39,842)
Net gain (loss)		(5,768)
Net increase (decrease) in net assets resulting from operations		$ 45,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,249	$ 34,462
Net realized gain (loss)	34,074	25,210
Change in net unrealized appreciation (depreciation)	(39,842)	122,897
Net increase (decrease) in net assets resulting from operations	45,481	182,569
Distributions to shareholders from net investment income	(51,325)	(34,152)
Distributions to shareholders from net realized gain	(7,797)	(6,329)
Total distributions	(59,122)	(40,481)
Share transactions - net increase (decrease)	(139,228)	1,729,093
Total increase (decrease) in net assets	(152,869)	1,871,181

Net Assets
Beginning of period	2,996,015	1,124,834
End of period (including undistributed net investment income of $452 and undistributed net investment income of $528, respectively)	$ 2,843,146	$ 2,996,015

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.760	.811	.748	.937	.951
Net realized and unrealized gain (loss)	.441 G	5.306	4.178	(6.127)	(3.464)
Total from investment operations	1.201	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.784)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.921)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B,C,D	2.56%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F,I
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.60%	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.641	.693	.639	.844	.823
Net realized and unrealized gain (loss)	.448 G	5.287	4.183	(6.122)	(3.449)
Total from investment operations	1.089	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.672)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.809)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B,C,D	2.32%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.35%	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.404	.454	.424	.655	.609
Net realized and unrealized gain (loss)	.445 G	5.293	4.179	(6.114)	(3.465)
Total from investment operations	.849	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.452)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.589)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B,C,D	1.80%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.85%	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.880	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	.445 G	5.291	4.183	(6.126)	(3.445)
Total from investment operations	1.325	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	2.82%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,363	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.873	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	.452 G	5.291	4.186	(6.123)	(3.466)
Total from investment operations	1.325	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	2.82%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.3
Fidelity Disciplined Equity Fund	7.4	9.5
Fidelity Equity-Income Fund	9.9	9.6
Fidelity Series 100 Index Fund	6.4	5.3
Fidelity Series Broad Market Opportunities Fund	11.1	9.6
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.7	48.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	15.7	16.1
	26.2	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	4.2
Fidelity Short-Term Bond Fund	4.2	4.2
	8.4	8.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.7%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.0%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.4%

Expected
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,028	$ 140,411
Fidelity Blue Chip Growth Fund	2,756	130,565
Fidelity Disciplined Equity Fund	6,557	154,734
Fidelity Equity-Income Fund	4,571	206,147
Fidelity Series 100 Index Fund	13,431	133,368
Fidelity Series Broad Market Opportunities Fund	22,135	232,637
Fidelity Series Small Cap Opportunities Fund	1,823	19,923
TOTAL DOMESTIC EQUITY FUNDS		1,017,785
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	7,714	228,645
TOTAL EQUITY FUNDS (Cost $1,087,931)		1,246,430
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	6,642	60,974
Fidelity Strategic Income Fund	5,384	60,520
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,494

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	9,840	$ 107,850
Fidelity Strategic Real Return Fund	11,590	112,080
Fidelity Total Bond Fund	29,019	327,624
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		547,554
TOTAL FIXED-INCOME FUNDS (Cost $616,027)		669,048
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class	87,915	87,915
Fidelity Short-Term Bond Fund	10,322	88,458
TOTAL SHORT-TERM FUNDS (Cost $174,051)		176,373
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,878,009)		2,091,851
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$ 2,091,731
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $1,878,009) - See accompanying schedule	$ 2,091,851

Liabilities
Distribution and service plan fees payable	120

Net Assets	$ 2,091,731
Net Assets consist of:
Paid in capital	$ 1,945,769
Undistributed net investment income	325
Accumulated undistributed net realized gain (loss) on investments	(68,205)
Net unrealized appreciation (depreciation) on investments	213,842
Net Assets	$ 2,091,731

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,416 ÷ 1,578.59 shares)	$ 48.41

Maximum offering price per share (100/94.25 of $48.41)	$ 51.36

Class T: Net Asset Value and redemption price per share ($105,423 ÷ 2,177.94 shares)	$ 48.40

Maximum offering price per share (100/96.50 of $48.40)	$ 50.16

Class C: Net Asset Value and offering price per share ($73,661 ÷ 1,522.93 shares)A	$ 48.37

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,810,762 ÷ 37,403.76 shares)	$ 48.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,469 ÷ 526.13 shares)	$ 48.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 29,279

Expenses
Distribution and service plan fees	$ 1,337
Independent trustees' compensation	5
Total expenses before reductions	1,342
Expense reductions	(5)	1,337
Net investment income (loss)		27,942
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,805
Capital gain distributions from underlying funds	11,399
Total net realized gain (loss)		30,204
Change in net unrealized appreciation (depreciation) on underlying funds		(32,596)
Net gain (loss)		(2,392)
Net increase (decrease) in net assets resulting from operations		$ 25,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,942	$ 39,869
Net realized gain (loss)	30,204	(11,271)
Change in net unrealized appreciation (depreciation)	(32,596)	277,762
Net increase (decrease) in net assets resulting from operations	25,550	306,360
Distributions to shareholders from net investment income	(27,910)	(40,181)
Distributions to shareholders from net realized gain	(3,924)	(9,861)
Total distributions	(31,834)	(50,042)
Share transactions - net increase (decrease)	490,682	(897,193)
Total increase (decrease) in net assets	484,398	(640,875)

Net Assets
Beginning of period	1,607,333	2,248,208
End of period (including undistributed net investment income of $325 and undistributed net investment income of $293, respectively)	$ 2,091,731	$ 1,607,333

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.739	.858	.744	.856	.442
Net realized and unrealized gain (loss)	.384	5.317	4.191	(6.093)	(4.811)
Total from investment operations	1.123	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.769)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.903)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	2.44%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.59%	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.736	.636	.791	.373
Net realized and unrealized gain (loss)	.367	5.326	4.191	(6.111)	(4.809)
Total from investment operations	.991	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.647)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.781)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	2.15%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.34%	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.505	.424	.611	.233
Net realized and unrealized gain (loss)	.379	5.319	4.192	(6.107)	(4.812)
Total from investment operations	.769	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.435)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.569)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	1.67%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.84%	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.969	.849	.965	.502
Net realized and unrealized gain (loss)	.377	5.332	4.187	(6.112)	(4.795)
Total from investment operations	1.234	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	2.68%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.973	.848	.974	.511
Net realized and unrealized gain (loss)	.377	5.328	4.188	(6.111)	(4.814)
Total from investment operations	1.234	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	2.68%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.9	7.0
Fidelity Blue Chip Growth Fund	6.4	6.4
Fidelity Disciplined Equity Fund	7.6	9.8
Fidelity Equity-Income Fund	10.1	9.8
Fidelity Series 100 Index Fund	6.5	5.4
Fidelity Series Broad Market Opportunities Fund	11.4	9.8
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	49.9	49.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.0	12.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.4	15.9
	25.8	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.0	3.0
Fidelity Short-Term Bond Fund	3.1	3.0
	6.1	6.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.9%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	6.1%

Six months ago
Domestic Equity Funds	49.2%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.0%

Expected
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 61.9%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,349	$ 181,006
Fidelity Blue Chip Growth Fund	3,555	168,427
Fidelity Disciplined Equity Fund	8,466	199,788
Fidelity Equity-Income Fund	5,891	265,686
Fidelity Series 100 Index Fund	17,332	172,111
Fidelity Series Broad Market Opportunities Fund	28,549	300,051
Fidelity Series Small Cap Opportunities Fund	2,360	25,794
TOTAL DOMESTIC EQUITY FUNDS		1,312,863
International Equity Funds - 12.0%
Fidelity Advisor International Discovery Fund Institutional Class	10,606	314,366
TOTAL EQUITY FUNDS (Cost $1,591,716)		1,627,229
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	8,824	81,004
Fidelity Strategic Income Fund	7,152	80,387
TOTAL HIGH YIELD FIXED-INCOME FUNDS		161,391

	Shares	Value
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	12,233	$ 134,073
Fidelity Strategic Real Return Fund	14,411	139,359
Fidelity Total Bond Fund	35,939	405,757
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		679,189
TOTAL FIXED-INCOME FUNDS (Cost $821,047)		840,580
Short-Term Funds - 6.1%

Fidelity Institutional Money Market Portfolio Institutional Class	80,529	80,529
Fidelity Short-Term Bond Fund	9,455	81,031
TOTAL SHORT-TERM FUNDS (Cost $161,073)		161,560
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,573,836)		2,629,369
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$ 2,629,261
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $2,573,836) - See accompanying schedule		$ 2,629,369
Receivable for investments sold		57,045
Receivable for fund shares sold		205
Total assets		2,686,619

Liabilities
Payable for fund shares redeemed	$ 57,246
Distribution and service plan fees payable	112
Total liabilities		57,358

Net Assets		$ 2,629,261
Net Assets consist of:
Paid in capital		$ 2,657,355
Undistributed net investment income		455
Accumulated undistributed net realized gain (loss) on investments		(84,082)
Net unrealized appreciation (depreciation) on investments		55,533
Net Assets		$ 2,629,261

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,012 ÷ 144.20 shares)		$ 48.63

Maximum offering price per share (100/94.25 of $48.63)		$ 51.60

Class T: Net Asset Value and redemption price per share ($50,892 ÷ 1,046.91 shares)		$ 48.61

Maximum offering price per share (100/96.50 of $48.61)		$ 50.37

Class C: Net Asset Value and offering price per share ($106,859 ÷ 2,201.16 shares)A		$ 48.55

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($2,462,503 ÷ 50,680.40 shares)		$ 48.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,995 ÷ 41.06 shares)		$ 48.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 41,718

Expenses
Distribution and service plan fees	$ 1,602
Independent trustees' compensation	8
Total expenses before reductions	1,610
Expense reductions	(8)	1,602
Net investment income (loss)		40,116
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	101,275
Capital gain distributions from underlying funds	15,939
Total net realized gain (loss)		117,214
Change in net unrealized appreciation (depreciation) on underlying funds		(111,202)
Net gain (loss)		6,012
Net increase (decrease) in net assets resulting from operations		$ 46,128

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,116	$ 34,389
Net realized gain (loss)	117,214	79,518
Change in net unrealized appreciation (depreciation)	(111,202)	119,745
Net increase (decrease) in net assets resulting from operations	46,128	233,652
Distributions to shareholders from net investment income	(40,029)	(34,374)
Distributions to shareholders from net realized gain	(5,624)	(7,263)
Total distributions	(45,653)	(41,637)
Share transactions - net increase (decrease)	478,557	390,065
Total increase (decrease) in net assets	479,032	582,080

Net Assets
Beginning of period	2,150,229	1,568,149
End of period (including undistributed net investment income of $455 and undistributed net investment income of $368, respectively)	$ 2,629,261	$ 2,150,229

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.762	.789	.722	.933	.442
Net realized and unrealized gain (loss)	.331	5.608	4.298	(6.238)	(4.814)
Total from investment operations	1.093	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.771)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.903)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	2.36%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.64%	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.649	.672	.616	.836	.371
Net realized and unrealized gain (loss)	.312	5.604	4.301	(6.227)	(4.809)
Total from investment operations	.961	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.649)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.781)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	2.08%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.39%	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.415	.435	.402	.664	.234
Net realized and unrealized gain (loss)	.310	5.609	4.305	(6.229)	(4.816)
Total from investment operations	.725	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.463)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.595)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	1.57%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.89%	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.885	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	.317	5.602	4.297	(6.231)	(4.810)
Total from investment operations	1.202	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	2.60%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,462	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.865	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	.327	5.616	4.302	(6.238)	(4.818)
Total from investment operations	1.192	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	2.58%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.1	7.1
Fidelity Blue Chip Growth Fund	6.6	6.6
Fidelity Disciplined Equity Fund	7.8	10.0
Fidelity Equity-Income Fund	10.3	10.1
Fidelity Series 100 Index Fund	6.7	5.5
Fidelity Series Broad Market Opportunities Fund	11.7	10.1
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	51.2	50.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.2	3.4
	6.5	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.3	15.8
	25.6	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.9
Fidelity Short-Term Bond Fund	2.0	2.0
	3.9	3.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.6%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	50.4%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	29,622	$ 518,086
Fidelity Blue Chip Growth Fund	10,178	482,231
Fidelity Disciplined Equity Fund	24,182	570,697
Fidelity Equity-Income Fund	16,844	759,653
Fidelity Series 100 Index Fund	49,572	492,245
Fidelity Series Broad Market Opportunities Fund	81,640	858,038
Fidelity Series Small Cap Opportunities Fund	6,716	73,403
TOTAL DOMESTIC EQUITY FUNDS		3,754,353
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	31,748	940,999
TOTAL EQUITY FUNDS (Cost $4,253,790)		4,695,352
Fixed-Income Funds - 32.1%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	25,967	238,378
Fidelity Strategic Income Fund	21,057	236,680
TOTAL HIGH YIELD FIXED-INCOME FUNDS		475,058

	Shares	Value
Investment Grade Fixed-Income Funds - 25.6%
Fidelity Government Income Fund	33,841	$ 370,901
Fidelity Strategic Real Return Fund	39,808	384,940
Fidelity Total Bond Fund	99,637	1,124,907
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,880,748
TOTAL FIXED-INCOME FUNDS (Cost $2,208,883)		2,355,806
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	144,715	144,715
Fidelity Short-Term Bond Fund	16,987	145,582
TOTAL SHORT-TERM FUNDS (Cost $287,922)		290,297
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,750,595)		7,341,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$ 7,341,385
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $6,750,595) - See accompanying schedule		$ 7,341,455
Receivable for investments sold		5,711
Total assets		7,347,166

Liabilities
Payable for fund shares redeemed	$ 5,702
Distribution and service plan fees payable	79
Total liabilities		5,781

Net Assets		$ 7,341,385
Net Assets consist of:
Paid in capital		$ 6,890,897
Undistributed net investment income		1,247
Accumulated undistributed net realized gain (loss) on investments		(141,619)
Net unrealized appreciation (depreciation) on investments		590,860
Net Assets		$ 7,341,385

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,234 ÷ 415.81 shares)		$ 48.66

Maximum offering price per share (100/94.25 of $48.66)		$ 51.63

Class T: Net Asset Value and redemption price per share ($132,242 ÷ 2,717.05 shares)		$ 48.67

Maximum offering price per share (100/96.50 of $48.67)		$ 50.44

Class C: Net Asset Value and offering price per share ($24,411 ÷ 501.90 shares)A		$ 48.64

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($7,138,917 ÷ 146,744.76 shares)		$ 48.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,581 ÷ 525.88 shares)		$ 48.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 117,623

Expenses
Distribution and service plan fees	$ 461
Independent trustees' compensation	21
Total expenses before reductions	482
Expense reductions	(21)	461
Net investment income (loss)		117,162
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,929)
Capital gain distributions from underlying funds	45,545
Total net realized gain (loss)		(18,384)
Change in net unrealized appreciation (depreciation) on underlying funds		71,737
Net gain (loss)		53,353
Net increase (decrease) in net assets resulting from operations		$ 170,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,162	$ 84,257
Net realized gain (loss)	(18,384)	(16,404)
Change in net unrealized appreciation (depreciation)	71,737	478,706
Net increase (decrease) in net assets resulting from operations	170,515	546,559
Distributions to shareholders from net investment income	(117,023)	(84,042)
Distributions to shareholders from net realized gain	(15,935)	(15,604)
Total distributions	(132,958)	(99,646)
Share transactions - net increase (decrease)	1,671,463	1,650,368
Total increase (decrease) in net assets	1,709,020	2,097,281

Net Assets
Beginning of period	5,632,365	3,535,084
End of period (including undistributed net investment income of $1,247 and undistributed net investment income of $1,108, respectively)	$ 7,341,385	$ 5,632,365

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.782	.757	.747	.819	.425
Net realized and unrealized gain (loss)	.281	5.719	4.285	(6.123)	(4.836)
Total from investment operations	1.063	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.791)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.923)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B,C,D	2.30%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.66%	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.660	.637	.642	.739	.365
Net realized and unrealized gain (loss)	.287	5.727	4.281	(6.128)	(4.852)
Total from investment operations	.947	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.675)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.807)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B,C,D	2.05%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.42%	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.427	.402	.430	.560	.226
Net realized and unrealized gain (loss)	.290	5.719	4.275	(6.123)	(4.846)
Total from investment operations	.717	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.465)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.597)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B,C,D	1.55%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.91%	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.897	.880	.857	.900	.496
Net realized and unrealized gain (loss)	.284	5.719	4.279	(6.114)	(4.840)
Total from investment operations	1.181	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	2.56%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,139	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.896	.874	.855	.918	.504
Net realized and unrealized gain (loss)	.275	5.725	4.281	(6.132)	(4.848)
Total from investment operations	1.171	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	2.54%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2012

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, Fidelity Income Replacement 2032 Fund incurred an excise tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. As of July 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 7,608,742	$ 542,630	$ (6,998)	$ 535,632
Fidelity Income Replacement 2018 Fund	5,626,035	173,867	(96,367)	77,500
Fidelity Income Replacement 2020 Fund	4,519,433	365,315	(22,054)	343,261
Fidelity Income Replacement 2022 Fund	4,327,592	105,824	(118,585)	(12,761)
Fidelity Income Replacement 2024 Fund	2,056,669	78,531	(31,434)	47,097
Fidelity Income Replacement 2026 Fund	1,793,507	33,925	(48,154)	(14,229)
Fidelity Income Replacement 2028 Fund	5,549,595	282,496	(108,589)	173,907
Fidelity Income Replacement 2030 Fund	3,754,571	273,886	(35,553)	238,333
Fidelity Income Replacement 2032 Fund	3,186,098	129,654	(15,802)	113,852
Fidelity Income Replacement 2034 Fund	2,076,725	264,999	(12,268)	252,731
Fidelity Income Replacement 2036 Fund	2,890,509	56,864	(103,954)	(47,090)
Fidelity Income Replacement 2038 Fund	1,891,976	205,593	(5,718)	199,875
Fidelity Income Replacement 2040 Fund	2,590,081	80,675	(41,387)	39,288
Fidelity Income Replacement 2042 Fund	6,814,102	610,623	(83,270)	527,353

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 1,442	$ -	$ (407,502)	$ 535,632
Fidelity Income Replacement 2018 Fund	1,086	-	(526,529)	77,500
Fidelity Income Replacement 2020 Fund	884	-	(143,439)	343,261
Fidelity Income Replacement 2022 Fund	814	-	(588,867)	(12,761)
Fidelity Income Replacement 2024 Fund	348	-	(63,122)	47,097
Fidelity Income Replacement 2026 Fund	310	-	(194,108)	(14,229)
Fidelity Income Replacement 2028 Fund	1,051	-	(524,163)	173,907
Fidelity Income Replacement 2030 Fund	678	-	(144,620)	238,333
Fidelity Income Replacement 2032 Fund	569	16,335	(182,121)	113,852
Fidelity Income Replacement 2034 Fund	424	-	(91,872)	252,731
Fidelity Income Replacement 2036 Fund	462	-	(186,673)	(47,090)
Fidelity Income Replacement 2038 Fund	353	-	(51,935)	199,875
Fidelity Income Replacement 2040 Fund	482	3,001	(70,866)	39,288
Fidelity Income Replacement 2042 Fund	1,256	-	(69,413)	527,353

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(78,455)	(410,862)	(37,212)	(526,529)
Fidelity Income Replacement 2020 Fund	(2,795)	(118,446)	(22,198)	(143,439)
Fidelity Income Replacement 2022 Fund	(33,352)	(481,397)	(74,118)	(588,867)
Fidelity Income Replacement 2024 Fund	-	(4,778)	(58,344)	(63,122)
Fidelity Income Replacement 2026 Fund	-	(194,108)	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	(313,738)	(210,425)	(524,163)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(182,121)	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	(48,212)	(43,660)	(91,872)
Fidelity Income Replacement 2036 Fund	(33)	(183,763)	(2,877)	(186,673)
Fidelity Income Replacement 2038 Fund	-	(3,448)	(48,487)	(51,935)
Fidelity Income Replacement 2040 Fund	-	(54,176)	(16,690)	(70,866)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,939)	(51,393)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Income Replacement 2016 Fund	$ (28,964)	$ (5,046)	$ (34,010)	$ (407,502)
Fidelity Income Replacement 2018 Fund	-	-	-	(526,529)
Fidelity Income Replacement 2020 Fund	-	-	-	(143,439)
Fidelity Income Replacement 2022 Fund	-	-	-	(588,867)
Fidelity Income Replacement 2024 Fund	-	-	-	(63,122)
Fidelity Income Replacement 2026 Fund	-	-	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	-	-	(524,163)
Fidelity Income Replacement 2030 Fund	(24,894)	-	(24,894)	(144,620)
Fidelity Income Replacement 2032 Fund	-	-	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	-	-	(91,872)
Fidelity Income Replacement 2036 Fund	-	-	-	(186,673)
Fidelity Income Replacement 2038 Fund	-	-	-	(51,935)
Fidelity Income Replacement 2040 Fund	-	-	-	(70,866)
Fidelity Income Replacement 2042 Fund	(18,020)	-	(18,020)	(69,413)

The tax character of distributions paid was as follows:

July 31, 2012
	Ordinary Income	Long Term Capital Gain
Fidelity Income Replacement 2016 Fund	$ 184,121	$ -
Fidelity Income Replacement 2018 Fund	108,300	-
Fidelity Income Replacement 2020 Fund	88,531	-
Fidelity Income Replacement 2022 Fund	75,143	-
Fidelity Income Replacement 2024 Fund	39,513	-
Fidelity Income Replacement 2026 Fund	41,581	-
Fidelity Income Replacement 2028 Fund	118,215	-
Fidelity Income Replacement 2030 Fund	91,139	-
Fidelity Income Replacement 2032 Fund	44,243	100,975
Fidelity Income Replacement 2034 Fund	46,714	-
Fidelity Income Replacement 2036 Fund	59,122	-

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2012
	Ordinary Income	Long Term Capital Gain
Fidelity Income Replacement 2038 Fund	$ 31,834	$ -
Fidelity Income Replacement 2040 Fund	45,653	-
Fidelity Income Replacement 2042 Fund	132,958	-
July 31, 2011
Fidelity Income Replacement 2016 Fund	253,172	-
Fidelity Income Replacement 2018 Fund	135,712	-
Fidelity Income Replacement 2020 Fund	88,505	-
Fidelity Income Replacement 2022 Fund	70,615	-
Fidelity Income Replacement 2024 Fund	36,771	-
Fidelity Income Replacement 2026 Fund	28,540	-
Fidelity Income Replacement 2028 Fund	142,480	-
Fidelity Income Replacement 2030 Fund	65,364	-
Fidelity Income Replacement 2032 Fund	47,734	-
Fidelity Income Replacement 2034 Fund	45,760	-
Fidelity Income Replacement 2036 Fund	40,481	-
Fidelity Income Replacement 2038 Fund	50,042	-
Fidelity Income Replacement 2040 Fund	41,637	-
Fidelity Income Replacement 2042 Fund	99,646	-

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,982,259	5,886,298
Fidelity Income Replacement 2018 Fund	2,611,758	2,238,246
Fidelity Income Replacement 2020 Fund	2,353,256	1,502,594
Fidelity Income Replacement 2022 Fund	2,403,587	1,530,056
Fidelity Income Replacement 2024 Fund	1,408,202	1,216,839
Fidelity Income Replacement 2026 Fund	1,201,504	1,533,472
Fidelity Income Replacement 2028 Fund	2,500,917	2,877,520
Fidelity Income Replacement 2030 Fund	2,068,300	2,436,909
Fidelity Income Replacement 2032 Fund	2,532,217	857,793
Fidelity Income Replacement 2034 Fund	832,957	747,402
Fidelity Income Replacement 2036 Fund	1,807,108	1,931,379
Fidelity Income Replacement 2038 Fund	1,418,153	919,930
Fidelity Income Replacement 2040 Fund	1,893,123	1,404,157
Fidelity Income Replacement 2042 Fund	4,190,776	2,489,490

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,125	$ 5
Class T	.25%	.25%	1,580	8
Class C	.75%	.25%	9,353	3,196
			$ 14,058	$ 3,209
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,894	$ -
Class T	.25%	.25%	686	10
Class C	.75%	.25%	2,215	431
			$ 4,795	$ 441
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,024	$ 458
Class T	.25%	.25%	930	4
Class C	.75%	.25%	2,868	664
			$ 4,822	$ 1,126
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 492	$ 4
Class T	.25%	.25%	54	-
Class C	.75%	.25%	281	38
			$ 827	$ 42
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 512	$ 12
Class T	.25%	.25%	747	97
Class C	.75%	.25%	1,668	43
			$ 2,927	$ 152
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 294	$ 1
Class T	.25%	.25%	616	24
Class C	.75%	.25%	1,736	92
			$ 2,646	$ 117
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 310	$ -
Class T	.25%	.25%	626	-
Class C	.75%	.25%	420	1
			$ 1,356	$ 1
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 180	$ 4
Class T	.25%	.25%	63	31
Class C	.75%	.25%	3,114	1,538
			$ 3,357	$ 1,573
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 521	$ 14
Class T	.25%	.25%	120	120
Class C	.75%	.25%	269	266
			$ 910	$ 400
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 45	$ 45
Class T	.25%	.25%	120	120
Class C	.75%	.25%	232	232
			$ 397	$ 397

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 68	$ 50
Class T	.25%	.25%	1,370	28
Class C	.75%	.25%	1,934	674
			$ 3,372	$ 752
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 103	$ 4
Class T	.25%	.25%	528	36
Class C	.75%	.25%	706	11
			$ 1,337	$ 51
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 129	$ 18
Class T	.25%	.25%	590	30
Class C	.75%	.25%	883	126
			$ 1,602	$ 174
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 58	$ 13
Class T	.25%	.25%	164	120
Class C	.75%	.25%	239	239
			$ 461	$ 372

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 30
Fidelity Income Replacement 2018 Fund
Class A	$ 336
Class C*	6
$ 342
Fidelity Income Replacement 2020 Fund
Class A	$ 1
Fidelity Income Replacement 2022 Fund
Class A	$ 1,870
Fidelity Income Replacement 2024 Fund
Class T	$ 690
Fidelity Income Replacement 2026 Fund
Class T	$ 440
Fidelity Income Replacement 2028 Fund
Class A	$ 293
Fidelity Income Replacement 2036 Fund
Class C*	$ 214
Fidelity Income Replacement 2038 Fund
Class A	$ 316
Fidelity Income Replacement 2042 Fund
Class A	$ 3
Class T	536
$ 539

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*

Fidelity Income Replacement 2016 Fund	$ 33
Fidelity Income Replacement 2018 Fund	18
Fidelity Income Replacement 2020 Fund	15
Fidelity Income Replacement 2022 Fund	12
Fidelity Income Replacement 2024 Fund	6
Fidelity Income Replacement 2026 Fund	10
Fidelity Income Replacement 2028 Fund	20
Fidelity Income Replacement 2030 Fund	20
Fidelity Income Replacement 2032 Fund	8
Fidelity Income Replacement 2034 Fund	8
Fidelity Income Replacement 2036 Fund	10
Fidelity Income Replacement 2038 Fund	5
Fidelity Income Replacement 2040 Fund	8
Fidelity Income Replacement 2042 Fund	21

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

In addition, FMR or its affiliates agreed to reimburse Fidelity Income Replacement 2032 Fund's tax expense of $2,853.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2012	2011
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 17,921	$ 34,923
Class T	3,481	8,720
Class C	7,453	10,052
Income Replacement 2016	115,628	138,777
Institutional Class	1,088	1,953
Total	$ 145,571	$ 194,425
From net realized gain
Class A	$ 4,976	$ 11,231
Class T	1,014	3,381
Class C	4,218	6,082
Income Replacement 2016	28,030	37,507
Institutional Class	312	546
Total	$ 38,550	$ 58,747
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 11,734	$ 18,636
Class T	1,790	1,201
Class C	2,008	1,971
Income Replacement 2018	68,941	78,313
Institutional Class	3,499	6,785
Total	$ 87,972	$ 106,906
From net realized gain
Class A	$ 3,011	$ 5,977
Class T	560	252
Class C	852	980
Income Replacement 2018	15,393	19,822
Institutional Class	512	1,775
Total	$ 20,328	$ 28,806

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,597	$ 10,048
Class T	2,545	2,330
Class C	2,699	2,700
Income Replacement 2020	61,446	55,571
Institutional Class	563	898
Total	$ 73,850	$ 71,547
From net realized gain
Class A	$ 1,517	$ 2,797
Class T	694	638
Class C	1,162	1,402
Income Replacement 2020	11,189	11,887
Institutional Class	119	234
Total	$ 14,681	$ 16,958
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,823	$ 1,130
Class T	136	862
Class C	226	326
Income Replacement 2022	60,936	55,484
Institutional Class	60	83
Total	$ 64,181	$ 57,885
From net realized gain
Class A	$ 242	$ 313
Class T	32	343
Class C	95	169
Income Replacement 2022	10,582	11,885
Institutional Class	11	20
Total	$ 10,962	$ 12,730
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,343	$ 4,200
Class T	2,287	640
Class C	1,494	1,582
Income Replacement 2024	25,214	22,670
Institutional Class	445	601
Total	$ 32,783	$ 29,693
From net realized gain
Class A	$ 710	$ 1,169
Class T	601	211
Class C	575	755
Income Replacement 2024	4,764	4,799
Institutional Class	80	144
Total	$ 6,730	$ 7,078

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,894	$ 847
Class T	1,958	1,742
Class C	1,363	1,651
Income Replacement 2026	29,280	19,092
Institutional Class	440	582
Total	$ 34,935	$ 23,914
From net realized gain
Class A	$ 335	$ 163
Class T	383	515
Class C	570	762
Income Replacement 2026	5,283	3,053
Institutional Class	75	133
Total	$ 6,646	$ 4,626
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,930	$ 5,819
Class T	1,741	1,766
Class C	376	483
Income Replacement 2028	96,589	108,055
Institutional Class	441	594
Total	$ 101,077	$ 116,717
From net realized gain
Class A	$ 325	$ 1,624
Class T	397	551
Class C	135	224
Income Replacement 2028	16,208	23,226
Institutional Class	73	138
Total	$ 17,138	$ 25,763
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,185	$ 1,034
Class T	164	193
Class C	2,987	2,028
Income Replacement 2030	72,596	50,801
Institutional Class	441	585
Total	$ 77,373	$ 54,641
From net realized gain
Class A	$ 209	$ 210
Class T	38	35
Class C	991	777
Income Replacement 2030	12,458	9,584
Institutional Class	70	117
Total	$ 13,766	$ 10,723

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,369	$ 3,720
Class T	301	432
Class C	213	229
Income Replacement 2032	35,223	33,843
Institutional Class	297	1,022
Total	$ 39,403	$ 39,246
From net realized gain
Class A	$ 7,528	$ 874
Class T	816	125
Class C	1,719	104
Income Replacement 2032	95,178	7,076
Institutional Class	574	309
Total	$ 105,815	$ 8,488
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 276	$ 364
Class T	304	408
Class C	184	191
Income Replacement 2034	37,641	34,754
Institutional Class	2,077	1,932
Total	$ 40,482	$ 37,649
From net realized gain
Class A	$ 50	$ 99
Class T	65	130
Class C	49	99
Income Replacement 2034	5,761	7,355
Institutional Class	307	428
Total	$ 6,232	$ 8,111
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 435	$ 555
Class T	3,886	3,944
Class C	1,851	1,241
Income Replacement 2036	44,807	26,829
Institutional Class	346	1,583
Total	$ 51,325	$ 34,152
From net realized gain
Class A	$ 75	$ 116
Class T	793	928
Class C	576	398
Income Replacement 2036	6,275	4,588
Institutional Class	78	299
Total	$ 7,797	$ 6,329

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 670	$ 565
Class T	1,443	664
Class C	658	725
Income Replacement 2038	24,679	37,593
Institutional Class	460	634
Total	$ 27,910	$ 40,181
From net realized gain
Class A	$ 96	$ 135
Class T	297	137
Class C	202	333
Income Replacement 2038	3,260	9,117
Institutional Class	69	139
Total	$ 3,924	$ 9,861
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 967	$ 1,176
Class T	1,654	1,854
Class C	819	859
Income Replacement 2040	36,057	29,421
Institutional Class	532	1,064
Total	$ 40,029	$ 34,374
From net realized gain
Class A	$ 224	$ 360
Class T	359	502
Class C	216	361
Income Replacement 2040	4,701	5,813
Institutional Class	124	227
Total	$ 5,624	$ 7,263
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 362	$ 425
Class T	503	459
Class C	232	302
Income Replacement 2042	115,451	82,219
Institutional Class	475	637
Total	$ 117,023	$ 84,042
From net realized gain
Class A	$ 53	$ 108
Class T	67	138
Class C	65	136
Income Replacement 2042	15,682	15,082
Institutional Class	68	140
Total	$ 15,935	$ 15,604

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	1,492	$ -	$ 72,585
Reinvestment of distributions	365	780	17,945	38,177
Shares redeemed	(18,902)	(15,236)	(929,690)	(747,263)
Net increase (decrease)	(18,537)	(12,964)	$ (911,745)	$ (636,501)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2016 Fund
Class T
Shares sold	265	-	$ 12,983	$ -
Reinvestment of distributions	63	201	3,101	9,845
Shares redeemed	(7,104)	(3,144)	(347,550)	(154,952)
Net increase (decrease)	(6,776)	(2,943)	$ (331,466)	$ (145,107)
Class C
Shares sold	6,125	2,527	$ 300,000	$ 125,000
Reinvestment of distributions	157	238	7,690	11,623
Shares redeemed	(3,855)	(10,384)	(191,514)	(518,601)
Net increase (decrease)	2,427	(7,619)	$ 116,176	$ (381,978)
Income Replacement 2016
Shares sold	28,998	39,876	$ 1,428,856	$ 1,956,078
Reinvestment of distributions	1,178	1,346	57,868	66,013
Shares redeemed	(46,750)	(50,919)	(2,309,726)	(2,509,419)
Net increase (decrease)	(16,574)	(9,697)	$ (823,002)	$ (487,328)
Institutional Class
Shares sold	752	841	$ 36,796	$ 41,400
Reinvestment of distributions	15	8	731	403
Shares redeemed	(675)	(2,264)	(33,700)	(113,147)
Net increase (decrease)	92	(1,415)	$ 3,827	$ (71,344)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,088	1,564	$ 54,624	$ 72,093
Reinvestment of distributions	161	230	7,873	11,233
Shares redeemed	(1,911)	(10,781)	(94,143)	(535,725)
Net increase (decrease)	(662)	(8,987)	$ (31,646)	$ (452,399)
Class T
Shares sold	-	2,045	$ -	$ 102,042
Reinvestment of distributions	18	14	863	665
Shares redeemed	(458)	(207)	(22,651)	(10,225)
Net increase (decrease)	(440)	1,852	$ (21,788)	$ 92,482
Class C
Shares sold	4,696	697	$ 235,500	$ 35,000
Reinvestment of distributions	47	46	2,324	2,243
Shares redeemed	(586)	(541)	(28,893)	(26,508)
Net increase (decrease)	4,157	202	$ 208,931	$ 10,735
Income Replacement 2018
Shares sold	19,759	27,556	$ 973,771	$ 1,335,152
Reinvestment of distributions	478	432	23,334	21,162
Shares redeemed	(19,401)	(30,915)	(957,919)	(1,518,106)
Net increase (decrease)	836	(2,927)	$ 39,186	$ (161,792)
Institutional Class
Shares sold	6,698	-	$ 338,000	$ -
Reinvestment of distributions	12	6	589	294
Shares redeemed	(3,839)	(1,111)	(185,000)	(54,894)
Net increase (decrease)	2,871	(1,105)	$ 153,589	$ (54,600)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	179	5	$ 9,014	$ 266
Reinvestment of distributions	105	193	5,145	9,448
Shares redeemed	(946)	(4,655)	(46,428)	(230,357)
Net increase (decrease)	(662)	(4,457)	$ (32,269)	$ (220,643)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2020 Fund
Class T
Shares sold	-	1,002	$ -	$ 50,063
Reinvestment of distributions	54	56	2,633	2,725
Shares redeemed	(240)	(41)	(11,738)	(2,073)
Net increase (decrease)	(186)	1,017	$ (9,105)	$ 50,715
Class C
Shares sold	1,771	-	$ 87,281	$ -
Reinvestment of distributions	57	59	2,797	2,866
Shares redeemed	(355)	(1,882)	(17,952)	(93,646)
Net increase (decrease)	1,473	(1,823)	$ 72,126	$ (90,780)
Income Replacement 2020
Shares sold	29,581	36,410	$ 1,469,844	$ 1,796,170
Reinvestment of distributions	529	417	25,967	20,472
Shares redeemed	(13,868)	(23,522)	(675,878)	(1,171,587)
Net increase (decrease)	16,242	13,305	$ 819,933	$ 645,055
Institutional Class
Shares sold	-	397	$ -	$ 20,000
Reinvestment of distributions	14	23	682	1,132
Shares redeemed	(399)	(833)	(20,000)	(41,702)
Net increase (decrease)	(385)	(413)	$ (19,318)	$ (20,570)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	6,423	567	$ 316,060	$ 27,240
Reinvestment of distributions	23	15	1,138	735
Shares redeemed	(243)	(67)	(12,069)	(3,203)
Net increase (decrease)	6,203	515	$ 305,129	$ 24,772
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	15	168	718
Shares redeemed	(357)	(1,248)	(17,200)	(61,978)
Net increase (decrease)	(354)	(1,233)	$ (17,032)	$ (61,260)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	4	35	172
Shares redeemed	(92)	(319)	(4,361)	(15,279)
Net increase (decrease)	(91)	(315)	$ (4,326)	$ (15,107)
Income Replacement 2022
Shares sold	29,354	23,188	$ 1,440,819	$ 1,142,442
Reinvestment of distributions	314	293	15,180	14,318
Shares redeemed	(18,125)	(10,448)	(881,196)	(520,826)
Net increase (decrease)	11,543	13,033	$ 574,803	$ 635,934
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	2	71	103
Shares redeemed	(11)	(37)	(514)	(1,783)
Net increase (decrease)	(10)	(35)	$ (443)	$ (1,680)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	622	117	$ 30,000	$ 5,864
Reinvestment of distributions	61	86	2,969	4,191
Shares redeemed	(226)	(2,180)	(10,864)	(108,524)
Net increase (decrease)	457	(1,977)	$ 22,105	$ (98,469)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2024 Fund
Class T
Shares sold	2,920	-	$ 135,760	$ -
Reinvestment of distributions	22	17	1,077	851
Shares redeemed	(289)	(392)	(14,000)	(18,805)
Net increase (decrease)	2,653	(375)	$ 122,837	$ (17,954)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	19	209	922
Shares redeemed	(75)	(74)	(3,683)	(3,621)
Net increase (decrease)	(71)	(55)	$ (3,474)	$ (2,699)
Income Replacement 2024
Shares sold	16,063	9,431	$ 781,886	$ 469,295
Reinvestment of distributions	214	156	10,356	7,661
Shares redeemed	(15,497)	(2,819)	(749,124)	(138,862)
Net increase (decrease)	780	6,768	$ 43,118	$ 338,094
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	525	745
Shares redeemed	(79)	(268)	(3,719)	(12,871)
Net increase (decrease)	(68)	(253)	$ (3,194)	$ (12,126)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	671	1,608	$ 33,486	$ 79,966
Reinvestment of distributions	21	16	1,014	777
Shares redeemed	(98)	(434)	(4,755)	(20,829)
Net increase (decrease)	594	1,190	$ 29,745	$ 59,914
Class T
Shares sold	3,515	187	$ 173,430	$ 8,556
Reinvestment of distributions	39	38	1,904	1,819
Shares redeemed	(236)	(172)	(11,308)	(7,742)
Net increase (decrease)	3,318	53	$ 164,026	$ 2,633
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	41	50	1,933	2,413
Shares redeemed	(3,579)	(206)	(176,288)	(9,967)
Net increase (decrease)	(3,538)	(156)	$ (174,355)	$ (7,554)
Income Replacement 2026
Shares sold	15,104	24,011	$ 721,544	$ 1,180,279
Reinvestment of distributions	331	233	15,918	11,328
Shares redeemed	(22,948)	(4,444)	(1,095,887)	(219,154)
Net increase (decrease)	(7,513)	19,800	$ (358,425)	$ 972,453
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	515	715
Shares redeemed	(79)	(269)	(3,694)	(12,796)
Net increase (decrease)	(68)	(254)	$ (3,179)	$ (12,081)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,288	-	$ 61,784	$ -
Reinvestment of distributions	45	153	2,202	7,443
Shares redeemed	(1,360)	(5,420)	(64,118)	(273,625)
Net increase (decrease)	(27)	(5,267)	$ (132)	$ (266,182)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2028 Fund
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	24	397	1,194
Shares redeemed	(83)	(4,677)	(4,076)	(209,519)
Net increase (decrease)	(75)	(4,653)	$ (3,679)	$ (208,325)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	4	163	180
Shares redeemed	(326)	(148)	(16,000)	(7,212)
Net increase (decrease)	(323)	(144)	$ (15,837)	$ (7,032)
Income Replacement 2028
Shares sold	18,525	9,722	$ 916,759	$ 477,899
Reinvestment of distributions	574	871	27,535	42,621
Shares redeemed	(27,768)	(13,911)	(1,327,202)	(676,445)
Net increase (decrease)	(8,669)	(3,318)	$ (382,908)	$ (155,925)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	514	732
Shares redeemed	(79)	(266)	(3,680)	(12,757)
Net increase (decrease)	(68)	(251)	$ (3,166)	$ (12,025)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	508	534	$ 25,016	$ 26,388
Reinvestment of distributions	6	10	292	506
Shares redeemed	(249)	(578)	(12,382)	(27,630)
Net increase (decrease)	265	(34)	$ 12,926	$ (736)
Class T
Shares sold	130	130	$ 5,786	$ 6,467
Reinvestment of distributions	4	4	202	177
Shares redeemed	(172)	(839)	(7,763)	(39,979)
Net increase (decrease)	(38)	(705)	$ (1,775)	$ (33,335)
Class C
Shares sold	1,702	2,512	$ 80,000	$ 125,006
Reinvestment of distributions	44	56	2,115	2,702
Shares redeemed	(960)	(1,287)	(46,183)	(63,685)
Net increase (decrease)	786	1,281	$ 35,932	$ 64,023
Income Replacement 2030
Shares sold	18,798	52,301	$ 902,632	$ 2,568,351
Reinvestment of distributions	726	466	34,661	22,746
Shares redeemed	(28,344)	(9,315)	(1,372,064)	(455,782)
Net increase (decrease)	(8,820)	43,452	$ (434,771)	$ 2,135,315
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	14	511	702
Shares redeemed	(79)	(267)	(3,667)	(12,724)
Net increase (decrease)	(68)	(253)	$ (3,156)	$ (12,022)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	1,251	$ -	$ 61,087
Reinvestment of distributions	220	92	10,424	4,419
Shares redeemed	(52)	(1,523)	(2,367)	(74,213)
Net increase (decrease)	168	(180)	$ 8,057	$ (8,707)
Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2032 Fund
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	12	1,117	557
Shares redeemed	(78)	(266)	(3,575)	(12,454)
Net increase (decrease)	(54)	(254)	$ (2,458)	$ (11,897)
Class C
Shares sold	660	-	$ 32,801	$ -
Reinvestment of distributions	41	7	1,932	333
Shares redeemed	(65)	(221)	(2,961)	(10,354)
Net increase (decrease)	636	(214)	$ 31,772	$ (10,021)
Income Replacement 2032
Shares sold	42,168	13,347	$ 2,026,945	$ 630,717
Reinvestment of distributions	2,499	561	118,902	27,010
Shares redeemed	(8,682)	(18,955)	(414,301)	(922,796)
Net increase (decrease)	35,985	(5,047)	$ 1,731,546	$ (265,069)
Institutional Class
Shares sold	-	550	$ -	$ 25,000
Reinvestment of distributions	18	11	871	530
Shares redeemed	(54)	(1,556)	(2,502)	(74,627)
Net increase (decrease)	(36)	(995)	$ (1,631)	$ (49,097)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	10	326	462
Shares redeemed	(59)	(199)	(2,697)	(9,387)
Net increase (decrease)	(52)	(189)	$ (2,371)	$ (8,925)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	11	369	538
Shares redeemed	(77)	(263)	(3,548)	(12,373)
Net increase (decrease)	(69)	(252)	$ (3,179)	$ (11,835)
Class C
Shares sold	517	-	$ 25,724	$ -
Reinvestment of distributions	5	6	233	289
Shares redeemed	(58)	(199)	(2,686)	(9,399)
Net increase (decrease)	464	(193)	$ 23,271	$ (9,110)
Income Replacement 2034
Shares sold	3,140	15,037	$ 153,765	$ 741,550
Reinvestment of distributions	241	308	11,289	14,854
Shares redeemed	(2,549)	(11,217)	(121,949)	(548,641)
Net increase (decrease)	832	4,128	$ 43,105	$ 207,763
Institutional Class
Shares sold	258	-	$ 12,168	$ -
Reinvestment of distributions	50	40	2,360	1,922
Shares redeemed	(14)	(4)	(664)	(220)
Net increase (decrease)	294	36	$ 13,864	$ 1,702
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	22	$ -	$ 1,088
Reinvestment of distributions	11	14	510	671
Shares redeemed	(92)	(305)	(4,164)	(14,218)
Net increase (decrease)	(81)	(269)	$ (3,654)	$ (12,459)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2036 Fund
Class T
Shares sold	-	592	$ -	$ 29,293
Reinvestment of distributions	31	41	1,410	1,979
Shares redeemed	(264)	(810)	(12,509)	(39,495)
Net increase (decrease)	(233)	(177)	$ (11,099)	$ (8,223)
Class C
Shares sold	30	1,929	$ 1,500	$ 93,800
Reinvestment of distributions	52	34	2,427	1,639
Shares redeemed	(959)	(264)	(46,079)	(12,450)
Net increase (decrease)	(877)	1,699	$ (42,152)	$ 82,989
Income Replacement 2036
Shares sold	20,071	36,939	$ 968,864	$ 1,794,635
Reinvestment of distributions	223	302	10,328	14,515
Shares redeemed	(22,004)	(1,164)	(1,034,063)	(56,447)
Net increase (decrease)	(1,710)	36,077	$ (54,871)	$ 1,752,703
Institutional Class
Shares sold	-	49	$ -	$ 2,283
Reinvestment of distributions	9	40	424	1,882
Shares redeemed	(563)	(1,881)	(27,876)	(90,082)
Net increase (decrease)	(554)	(1,792)	$ (27,452)	$ (85,917)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	851	-	$ 39,713	$ -
Reinvestment of distributions	16	15	766	700
Shares redeemed	-	(37)	-	(1,526)
Net increase (decrease)	867	(22)	$ 40,479	$ (826)
Class T
Shares sold	-	2,160	$ -	$ 103,818
Reinvestment of distributions	13	13	612	597
Shares redeemed	(465)	(408)	(20,928)	(19,017)
Net increase (decrease)	(452)	1,765	$ (20,316)	$ 85,398
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	22	859	1,058
Shares redeemed	-	(624)	-	(28,467)
Net increase (decrease)	19	(602)	$ 859	$ (27,409)
Income Replacement 2038
Shares sold	20,341	1,521	$ 976,884	$ 73,871
Reinvestment of distributions	325	582	15,074	27,411
Shares redeemed	(11,169)	(21,894)	(518,978)	(1,042,929)
Net increase (decrease)	9,497	(19,791)	$ 472,980	$ (941,647)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	16	529	773
Shares redeemed	(86)	(291)	(3,849)	(13,482)
Net increase (decrease)	(75)	(275)	$ (3,320)	$ (12,709)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	7	2,779	$ 317	$ 131,112
Reinvestment of distributions	26	26	1,191	1,246
Shares redeemed	(1,864)	(1,627)	(90,268)	(77,967)
Net increase (decrease)	(1,831)	1,178	$ (88,760)	$ 54,391

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2040 Fund
Class T
Shares sold	63	59	$ 2,938	$ 2,795
Reinvestment of distributions	44	50	2,013	2,356
Shares redeemed	(1,755)	(1)	(82,476)	(45)
Net increase (decrease)	(1,648)	108	$ (77,525)	$ 5,106
Class C
Shares sold	543	-	$ 26,345	$ -
Reinvestment of distributions	22	26	1,035	1,220
Shares redeemed	-	(679)	-	(31,060)
Net increase (decrease)	565	(653)	$ 27,380	$ (29,840)
Income Replacement 2040
Shares sold	26,082	31,872	$ 1,264,360	$ 1,546,264
Reinvestment of distributions	331	348	15,315	16,441
Shares redeemed	(12,843)	(24,432)	(618,513)	(1,181,522)
Net increase (decrease)	13,570	7,788	$ 661,162	$ 381,183
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	27	656	1,291
Shares redeemed	(961)	(478)	(44,356)	(22,066)
Net increase (decrease)	(947)	(451)	$ (43,700)	$ (20,775)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	245	427	$ 11,886	$ 20,347
Reinvestment of distributions	9	11	415	533
Shares redeemed	(304)	(643)	(14,424)	(30,601)
Net increase (decrease)	(50)	(205)	$ (2,123)	$ (9,721)
Class T
Shares sold	2,200	-	$ 105,795	$ -
Reinvestment of distributions	12	13	570	597
Shares redeemed	(84)	(287)	(3,786)	(13,228)
Net increase (decrease)	2,128	(274)	$ 102,579	$ (12,631)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	9	297	438
Shares redeemed	(83)	(283)	(3,716)	(13,030)
Net increase (decrease)	(77)	(274)	$ (3,419)	$ (12,592)
Income Replacement 2042
Shares sold	52,015	40,366	$ 2,501,513	$ 1,950,277
Reinvestment of distributions	1,220	1,123	56,045	53,152
Shares redeemed	(20,364)	(6,501)	(979,817)	(305,462)
Net increase (decrease)	32,871	34,988	$ 1,577,741	$ 1,697,967
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	16	543	777
Shares redeemed	(87)	(291)	(3,858)	(13,432)
Net increase (decrease)	(75)	(275)	$ (3,315)	$ (12,655)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

8. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	17%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 26, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2016	09/10/12	09/07/12	$0.000
Income Replacement 2018	09/10/12	09/07/12	$0.000
Income Replacement 2020	09/10/12	09/07/12	$0.000
Income Replacement 2022	09/10/12	09/07/12	$0.000
Income Replacement 2024	09/10/12	09/07/12	$0.000
Income Replacement 2026	09/10/12	09/07/12	$0.000
Income Replacement 2028	09/10/12	09/07/12	$0.000
Income Replacement 2030	09/10/12	09/07/12	$0.000
Income Replacement 2032	09/10/12	09/07/12	$0.221
Income Replacement 2034	09/10/12	09/07/12	$0.000
Income Replacement 2036	09/10/12	09/07/12	$0.000
Income Replacement 2038	09/10/12	09/07/12	$0.000
Income Replacement 2040	09/10/12	09/07/12	$0.057
Income Replacement 2042	09/10/12	09/07/12	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2032	$16,451
Income Replacement 2040	$3,001

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Income Replacement 2016	6.43%
Income Replacement 2018	6.34%
Income Replacement 2020	5.77%
Income Replacement 2022	5.49%
Income Replacement 2024	5.07%
Income Replacement 2026	4.86%
Income Replacement 2028	4.72%
Income Replacement 2030	4.49%
Income Replacement 2032	4.76%
Income Replacement 2034	4.38%
Income Replacement 2036	4.28%
Income Replacement 2038	4.26%
Income Replacement 2040	4.07%
Income Replacement 2042	3.96%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Income Replacement 2016
August 2011	10%
September 2011	13%
October 2011	14%
November 2011	13%
December 2011 (Ex-Date 12/22/11)	15%
December 2011 (Ex-Date 12/29/11)	14%
January 2012	6%
February 2012	6%
Retail Class
Income Replacement 2016
March 2012	6%
April 2012	7%
May 2012	7%
June 2012	6%
July 2012	7%
Retail Class
Income Replacement 2018
August 2011	14%
September 2011	19%
October 2011	20%
November 2011	19%
December 2011 (Ex-Date 12/22/11)	20%
December 2011 (Ex-Date 12/29/11)	20%
January 2012	9%
February 2012	9%
March 2012	9%
April 2012	9%
May 2012	9%
June 2012	9%
July 2012	9%
Retail Class
Income Replacement 2020
August 2011	17%
September 2011	23%
October 2011	24%
November 2011	22%
December 2011 (Ex-Date 12/22/11)	25%
December 2011 (Ex-Date 12/29/11)	24%
January 2012	11%
February 2012	11%
March 2012	12%
April 2012	12%
May 2012	11%
June 2012	11%
July 2012	12%
Retail Class
Income Replacement 2022
August 2011	21%
September 2011	28%
October 2011	28%
November 2011	28%
December 2011 (Ex-Date 12/22/11)	28%
December 2011 (Ex-Date 12/29/11)	28%
January 2012	13%
February 2012	13%
March 2012	13%
April 2012	13%
May 2012	13%
June 2012	13%
July 2012	13%
Retail Class
Income Replacement 2024
August 2011	23%
September 2011	30%
October 2011	30%
November 2011	29%
December 2011 (Ex-Date 12/22/11)	32%
December 2011 (Ex-Date 12/29/11)	31%
January 2012	14%
February 2012	13%
March 2012	14%
April 2012	14%
May 2012	13%
June 2012	14%
July 2012	14%
Retail Class
Income Replacement 2026
August 2011	23%
September 2011	32%
October 2011	32%
November 2011	32%
December 2011 (Ex-Date 12/22/11)	34%
December 2011 (Ex-Date 12/29/11)	33%
January 2012	15%
February 2012	15%
March 2012	15%
April 2012	15%
May 2012	15%
June 2012	14%
July 2012	15%
Retail Class
Income Replacement 2028
August 2011	26%
September 2011	33%
October 2011	34%
November 2011	33%
December 2011 (Ex-Date 12/22/11)	34%
December 2011 (Ex-Date 12/29/11)	34%
January 2012	16%
February 2012	16%
March 2012	16%
April 2012	16%
May 2012	16%
June 2012	16%
July 2012	16%
Retail Class
Income Replacement 2030
August 2011	27%
September 2011	34%
October 2011	34%
November 2011	35%
December 2011 (Ex-Date 12/22/11)	36%
December 2011 (Ex-Date 12/29/11)	35%
January 2012	17%
February 2012	17%
March 2012	17%
April 2012	16%
May 2012	17%
June 2012	17%
July 2012	16%
Retail Class
Income Replacement 2032
August 2011	28%
September 2011	37%
October 2011	37%
November 2011	37%
December 2011 (Ex-Date 12/22/11)	38%
December 2011 (Ex-Date 12/29/11)	38%
January 2012	19%
February 2012	19%
March 2012	19%
April 2012	19%
May 2012	19%
June 2012	19%
July 2012	19%
Retail Class
Income Replacement 2034
August 2011	29%
September 2011	38%
October 2011	38%
November 2011	38%
December 2011 (Ex-Date 12/22/11)	38%
December 2011 (Ex-Date 12/29/11)	38%
January 2012	18%
February 2012	18%
March 2012	18%
April 2012	18%
May 2012	18%
June 2012	18%
July 2012	18%
Retail Class
Income Replacement 2036
August 2011	29%
September 2011	38%
October 2011	38%
November 2011	38%
December 2011 (Ex-Date 12/22/11)	40%
December 2011 (Ex-Date 12/29/11)	39%
January 2012	18%
February 2012	19%
March 2012	19%
April 2012	19%
May 2012	19%
June 2012	19%
July 2012	19%
Retail Class
Income Replacement 2038
August 2011	29%
September 2011	39%
October 2011	39%
November 2011	39%
December 2011 (Ex-Date 12/22/11)	41%
December 2011 (Ex-Date 12/29/11)	40%
January 2012	20%
February 2012	20%
March 2012	20%
April 2012	20%
May 2012	20%
June 2012	20%
July 2012	20%
Retail Class
Income Replacement 2040
August 2011	31%
September 2011	41%
October 2011	41%
November 2011	41%
December 2011 (Ex-Date 12/22/11)	43%
December 2011 (Ex-Date 12/29/11)	42%
January 2012	20%
February 2012	19%
March 2012	20%
April 2012	20%
May 2012	20%
June 2012	21%
July 2012	20%
Retail Class
Income Replacement 2042
August 2011	32%
September 2011	42%
October 2011	42%
November 2011	42%
December 2011 (Ex-Date 12/22/11)	42%
December 2011 (Ex-Date 12/29/11)	42%
January 2012	20%
February 2012	20%
March 2012	20%
April 2012	20%
May 2012	20%
June 2012	20%
July 2012	20%

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

RW-UANN-0912
1.848174.104

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Annual Report

July 31, 2012

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-2.71%	1.55%
Class T (incl. 3.50% sales charge)	-0.62%	1.78%
Class C (incl. contingent deferred sales charge)B	1.45%	2.01%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2007
2008
2009
2010
2011
2012
Period Ending Values
$26,970 Fidelity Advisor Income Replacement 2016 Fund – Class A
$34,426 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-2.50%	1.65%
Class T (incl. 3.50% sales charge)	-0.42%	1.88%
Class C (incl. contingent deferred sales charge)B	1.68%	2.11%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$27,095 Fidelity Advisor Income Replacement 2018 Fund – Class A

$34,426 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-2.51%	1.59%
Class T (incl. 3.50% sales charge)	-0.43%	1.82%
Class C (incl. contingent deferred sales charge)B	1.65%	2.05%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$27,014 Fidelity Advisor Income Replacement 2020 Fund – Class A

$34,426 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-2.59%	1.58%
Class T (incl. 3.50% sales charge)	-0.48%	1.82%
Class C (incl. contingent deferred sales charge)B	1.58%	2.04%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2007
2008
2009
2010
2011
2012
Period Ending Values
$27,001 Fidelity Advisor Income Replacement 2022 Fund – Class A
$34,426 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-2.65%	1.54%
Class T (incl. 3.50% sales charge)	-0.58%	1.78%
Class C (incl. contingent deferred sales charge)B	1.50%	2.00%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and Barclays U.S. Aggregate Bond IndexA performed over the same period.

35,000
32,500
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

**Period Ending Values**

| | | |
|---|---|---|
| ——— | $26,956 | Fidelity Advisor Income Replacement 2024 Fund – Class A |
| ······ | $34,426 | Barclays U.S. Aggregate Bond Index |
| – – – | $26,346 | S&P 500® Index |

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-2.80%	1.42%
Class T (incl. 3.50% sales charge)	-0.73%	1.65%
Class C (incl. contingent deferred sales charge)B	1.40%	1.89%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index and Barclays U.S. Aggregate Bond IndexA performed over the same period.

35,000
32,500
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$26,797 Fidelity Advisor Income Replacement 2026 Fund – Class A

$34,426 Barclays U.S. Aggregate Bond Index

$26,346 S&P 500 Index

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-2.91%	1.36%
Class T (incl. 3.50% sales charge)	-0.81%	1.59%
Class C (incl. contingent deferred sales charge)B	1.24%	1.82%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
Period Ending Values
$26,716 Fidelity Advisor Income Replacement 2028 Fund – Class A
$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-2.98%	1.31%
Class T (incl. 3.50% sales charge)	-0.87%	1.55%
Class C (incl. contingent deferred sales charge)B	1.19%	1.77%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$26,652 Fidelity Advisor Income Replacement 2030 Fund – Class A

$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-3.07%	1.21%
Class T (incl. 3.50% sales charge)	-1.04%	1.44%
Class C (incl. contingent deferred sales charge)B	1.09%	1.67%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
Period Ending Values
$26,523 Fidelity Advisor Income Replacement 2032 Fund – Class A
$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-3.20%	1.07%
Class T (incl. 3.50% sales charge)	-1.16%	1.30%
Class C (incl. contingent deferred sales charge)B	0.92%	1.53%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$26,344 Fidelity Advisor Income Replacement 2034 Fund – Class A

$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-3.34%	0.99%
Class T (incl. 3.50% sales charge)	-1.26%	1.22%
Class C (incl. contingent deferred sales charge)B	0.80%	1.45%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$26,242 Fidelity Advisor Income Replacement 2036 Fund – Class A

$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-3.45%	0.18%
Class T (incl. 3.50% sales charge)	-1.43%	0.45%
Class C (incl. contingent deferred sales charge)B	0.67%	0.73%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
12,500
$12,000
2008
2009
2010
2011
2012

Period Ending Values

| | | |
|---|---|---|
| ——— | $25,210 | Fidelity Advisor Income Replacement 2038 Fund – Class A |
| - - - - - | $25,980 | S&P 500 Index |

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-3.52%	0.27%
Class T (incl. 3.50% sales charge)	-1.50%	0.53%
Class C (incl. contingent deferred sales charge)B	0.57%	0.81%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
12,500
$12,000
2008
2009
2010
2011
2012
Period Ending Values
$25,312 Fidelity Advisor Income Replacement 2040 Fund – Class A
$25,980 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-3.58%	0.28%
Class T (incl. 3.50% sales charge)	-1.52%	0.55%
Class C (incl. contingent deferred sales charge)B	0.55%	0.82%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
12,500
$12,000
2008
2009
2010
2011
2012

Period Ending Values

$25,323 Fidelity Advisor Income Replacement 2042 Fund – Class A

$25,980 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major U.S. equity benchmarks posted solid gains for the year ending July 31, 2012, amid an uncertain investment environment. The broad-based S&P 500® Index returned 9.13%, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index gained 10.12% and 7.83%, respectively. Volatility spiked during the period's first half, as equities plummeted late last summer on Europe's debt woes, political wrangling over the U.S. debt ceiling, and the sovereign credit-rating downgrade that followed. By October, a seemingly improved U.S. economy rejuvenated stocks, paving the way for major equity benchmarks to post their best first-quarter performance since 1998. However, more eurozone trouble, signs that the U.S. economy had turned sluggish and a slowdown in China caused stocks to slip in May, before a new wave of optimism took hold in June and July. Within the S&P 500®, more-defensive sectors such as telecommunication services (+30%) and consumer staples (+20%) fared best, while materials and energy significantly underperformed, returning -5%. Small- and mid-cap stocks trailed their less-volatile large-cap counterparts, with the Russell 2000® Index adding 0.19% and the Russell Midcap® Index rising 2.28%. Given turmoil and local currency weakness in Europe, foreign developed-markets stocks lost ground, with the MSCI® EAFE® Index returning -11.32%. In the fixed-income arena, declining interest rates, fear over the European debt crisis, mixed global economic data and increasingly accommodative monetary policy around the world led U.S. taxable investment-grade bonds to post a 7.25% gain, as measured by the Barclays® U.S. Aggregate Bond Index. Among major sectors that comprise the index, investment-grade corporate bonds fared best, adding 9.87%, bolstered by good issuer fundamentals, rising profitability throughout most of the period and strong global demand for U.S. fixed-income assets. U.S. Treasury bonds also benefited from increased demand, gaining 8.17%, while government-agency-backed residential mortgage-backed securities (MBS) lagged the market, returning 4.84%. Meanwhile, high-yield bonds fared well, as reflected in the 7.19% increase of The BofA Merrill Lynch US High Yield Constrained IndexSM, while short-term assets were nearly flat, as gauged by the 0.08% return of the Barclays® U.S. 3 Month Treasury Bellwether Index.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the one-year period, each of the Funds' Class A, Class T and Class C shares posted a positive absolute result (excluding sales charges). The shortest-dated Funds - which are designed for shareholders who have a shorter investment time horizon and desire greater exposure to bonds - delivered the greatest returns, while the Funds with longer time horizons, which have higher allocations to equities, delivered more-muted results. In general, poor performance from the Funds' equity asset class was largely responsible for the lackluster performance of the longer-dated Funds, while solid gains from the Funds' bond investments helped buoy results for the Funds with shorter time horizons. Our underlying equity funds were the primary detractor from the Funds' overall performance for the one-year period. In aggregate, the Funds' equity asset class significantly lagged the broad U.S. equity market, as measured by the S&P 500® Index. On a relative basis, only one of the underlying funds - Fidelity® Series 100 Index Fund, which focuses on stocks in the largest tier of the capitalization spectrum - beat the S&P 500® during the period. Among the underlying equity funds, the most notable relative detractor was Fidelity Advisor® International Discovery Fund, a non-U.S. holding that was hurt by increasing head winds from the global economic slowdown and European debt woes. Three of the Funds' largest holdings - Fidelity® Series Broad Market Opportunities Fund, Fidelity Equity-Income Fund and Fidelity Disciplined Equity Fund - also hampered performance. The Funds' bond asset class - which includes a diversified mix of underlying bond funds - delivered a positive result but lagged the 7.25% advance of the Barclays® U.S. Aggregate Bond Index. The Funds' largest bond holding, Fidelity Total Bond Fund, posted a solid absolute return, edging out the Barclays index and helping buoy the Funds' performance in this asset class. Amid investors' periodic flights to quality during the period, this underlying fund's exposure to longer-dated U.S. Treasuries, including Treasury Inflation-Protected Securities (TIPS), proved additive as the yield curve flattened. The Funds' other four underlying bond investments failed to keep pace with the Barclays index. Most notably, the Funds' allocation to Fidelity Strategic Real Return Fund, which held real estate debt, inflation-protected debt, commodity-related securities and real-estate-related stocks, was detrimental, mainly due to lagging performance among commodities. Slower economic growth, especially in developing countries like China, resulted in declining demand for the base metals segment of commodities, which includes aluminum, copper, nickel and zinc. Lastly, in the Funds' short-term investment asset class, Fidelity Short-Term Bond Fund's gain helped the Funds outpace the 0.08% advance of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,023.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,022.30	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.60	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,024.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,029.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,028.10	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,025.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,030.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,030.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,032.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,030.80	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,028.30	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,033.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,030.00	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,035.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,034.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,031.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,036.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,036.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,034.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,035.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.46%
Actual		$ 1,000.00	$ 1,036.30	$ 2.33**
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.31**
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,038.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,035.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,038.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,038.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,039.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.50	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,039.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,038.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,040.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,038.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,041.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If certain fees were not reimbursed by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Income Replacement 2030 Fund Class T would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.53 and $2.51, respectively.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.4	2.7
Fidelity Blue Chip Growth Fund	2.2	2.5
Fidelity Disciplined Equity Fund	2.6	3.8
Fidelity Equity-Income Fund	3.5	3.9
Fidelity Series 100 Index Fund	2.2	2.1
Fidelity Series Broad Market Opportunities Fund	4.0	3.9
Fidelity Series Small Cap Opportunities Fund	0.3	0.4
	17.2	19.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	7.9
Fidelity Strategic Real Return Fund	6.8	7.9
Fidelity Total Bond Fund	20.4	23.7
	34.0	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	28.1	22.3
Fidelity Short-Term Bond Fund	20.7	18.9
	48.8	41.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	17.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	48.8%

Six months ago
Domestic Equity Funds	19.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	41.2%

Expected
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 17.2%
	Shares	Value
Domestic Equity Funds - 17.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,224	$ 196,300
Fidelity Blue Chip Growth Fund	3,842	182,013
Fidelity Disciplined Equity Fund	8,925	210,633
Fidelity Equity-Income Fund	6,222	280,622
Fidelity Series 100 Index Fund	18,366	182,376
Fidelity Series Broad Market Opportunities Fund	30,586	321,455
Fidelity Series Small Cap Opportunities Fund	2,565	28,030
TOTAL EQUITY FUNDS (Cost $1,120,764)		1,401,429
Fixed-Income Funds - 34.0%

Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund	50,398	552,361
Fidelity Strategic Real Return Fund	57,455	555,593
Fidelity Total Bond Fund	147,280	1,662,789
TOTAL FIXED-INCOME FUNDS (Cost $2,485,997)		2,770,743
Short-Term Funds - 48.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,284,027	$ 2,284,027
Fidelity Short-Term Bond Fund	196,987	1,688,175
TOTAL SHORT-TERM FUNDS (Cost $3,927,074)		3,972,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,533,835)		8,144,374
NET OTHER ASSETS (LIABILITIES) - 0.0%		(988)
NET ASSETS - 100%		$ 8,143,386
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $7,533,835) - See accompanying schedule	$ 8,144,374

Liabilities
Distribution and service plan fees payable	988

Net Assets	$ 8,143,386
Net Assets consist of:
Paid in capital	$ 8,013,814
Undistributed net investment income	1,442
Accumulated undistributed net realized gain (loss) on investments	(482,409)
Net unrealized appreciation (depreciation) on investments	610,539
Net Assets	$ 8,143,386

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($885,902 ÷ 17,557.20 shares)	$ 50.46
Maximum offering price per share (100/94.25 of $50.46)	$ 53.54

Class T: Net Asset Value and redemption price per share ($193,671 ÷ 3,837.25 shares)	$ 50.47

Maximum offering price per share (100/96.50 of $50.47)	$ 52.30

Class C: Net Asset Value and offering price per share ($890,874 ÷ 17,657.04 shares)A	$ 50.45

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,124,059 ÷ 121,359.60 shares)	$ 50.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,880 ÷ 968.62 shares)	$ 50.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 159,066

Expenses
Distribution and service plan fees	$ 14,058
Independent trustees' compensation	33
Total expenses before reductions	14,091
Expense reductions	(33)	14,058
Net investment income (loss)		145,008
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	76,002
Capital gain distributions from underlying funds	85,101
Total net realized gain (loss)		161,103
Change in net unrealized appreciation (depreciation) on underlying funds		(34,457)
Net gain (loss)		126,646
Net increase (decrease) in net assets resulting from operations		$ 271,654

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 145,008	$ 192,852
Net realized gain (loss)	161,103	(50,954)
Change in net unrealized appreciation (depreciation)	(34,457)	761,739
Net increase (decrease) in net assets resulting from operations	271,654	903,637
Distributions to shareholders from net investment income	(145,571)	(194,425)
Distributions to shareholders from net realized gain	(38,550)	(58,747)
Total distributions	(184,121)	(253,172)
Share transactions - net increase (decrease)	(1,946,210)	(1,722,258)
Total increase (decrease) in net assets	(1,858,677)	(1,071,793)

Net Assets
Beginning of period	10,002,063	11,073,856
End of period (including undistributed net investment income of $1,442 and undistributed net investment income of $2,169, respectively)	$ 8,143,386	$ 10,002,063

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.736	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	.842	3.054	3.539	(3.686)	(2.204)
Total from investment operations	1.578	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.733)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.938)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B,C,D	3.23%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.49%	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 886	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.612	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	.847	3.043	3.540	(3.690)	(2.219)
Total from investment operations	1.459	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.594)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.799)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B,C,D	2.98%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.24%	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.364	.453	.485	.822	.904
Net realized and unrealized gain (loss)	.837	3.055	3.531	(3.689)	(2.227)
Total from investment operations	1.201	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.376)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.581)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B,C,D	2.45%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.74%	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 891	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.859	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	.838	3.055	3.539	(3.692)	(2.217)
Total from investment operations	1.697	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B,C	3.48%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.74%	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,124	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.861	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	.836	3.054	3.530	(3.686)	(2.231)
Total from investment operations	1.697	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B,C	3.48%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.74%	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.5	3.6
Fidelity Blue Chip Growth Fund	3.3	3.4
Fidelity Disciplined Equity Fund	3.9	5.1
Fidelity Equity-Income Fund	5.2	5.2
Fidelity Series 100 Index Fund	3.3	2.9
Fidelity Series Broad Market Opportunities Fund	5.8	5.2
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	25.5	25.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.3	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.3
Fidelity Strategic Real Return Fund	8.5	8.2
Fidelity Total Bond Fund	24.8	24.8
	41.5	41.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.3	15.2
Fidelity Short-Term Bond Fund	15.4	15.2
	30.7	30.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	25.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.5%
Short-Term Funds	30.7%

Six months ago
Domestic Equity Funds	25.9%
International Equity Funds	2.4%
High Yield Fixed-Income Funds*	0.0%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.4%

Expected
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 27.8%
	Shares	Value
Domestic Equity Funds - 25.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,492	$ 201,003
Fidelity Blue Chip Growth Fund	3,946	186,939
Fidelity Disciplined Equity Fund	9,371	221,152
Fidelity Equity-Income Fund	6,519	294,015
Fidelity Series 100 Index Fund	19,194	190,595
Fidelity Series Broad Market Opportunities Fund	31,644	332,577
Fidelity Series Small Cap Opportunities Fund	2,621	28,651
TOTAL DOMESTIC EQUITY FUNDS		1,454,932
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,460	132,206
TOTAL EQUITY FUNDS (Cost $1,561,925)		1,587,138
Fixed-Income Funds - 41.5%

Investment Grade Fixed-Income Funds - 41.5%
Fidelity Government Income Fund	42,625	467,173
Fidelity Strategic Real Return Fund	50,064	484,118
Fidelity Total Bond Fund	125,490	1,416,776
TOTAL FIXED-INCOME FUNDS (Cost $2,258,034)		2,368,067
Short-Term Funds - 30.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	871,771	$ 871,771
Fidelity Short-Term Bond Fund	102,282	876,559
TOTAL SHORT-TERM FUNDS (Cost $1,739,594)		1,748,330
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,559,553)		5,703,535
NET OTHER ASSETS (LIABILITIES) - 0.0%		(547)
NET ASSETS - 100%		$ 5,702,988
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $5,559,553) - See accompanying schedule		$ 5,703,535
Receivable for investments sold		645
Total assets		5,704,180

Liabilities
Payable for fund shares redeemed	$ 698
Distribution and service plan fees payable	494
Total liabilities		1,192

Net Assets		$ 5,702,988
Net Assets consist of:
Paid in capital		$ 6,150,929
Undistributed net investment income		1,086
Accumulated undistributed net realized gain (loss) on investments		(593,009)
Net unrealized appreciation (depreciation) on investments		143,982
Net Assets		$ 5,702,988

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($761,649 ÷ 15,054.30 shares)		$ 50.59

Maximum offering price per share (100/94.25 of $50.59)		$ 53.68

Class T: Net Asset Value and redemption price per share ($127,840 ÷ 2,525.60 shares)		$ 50.62

Maximum offering price per share (100/96.50 of $50.62)		$ 52.46

Class C: Net Asset Value and offering price per share ($439,381 ÷ 8,691.11 shares)A		$ 50.56

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,903,710 ÷ 77,144.39 shares)		$ 50.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,408 ÷ 9,295.21 shares)		$ 50.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 92,793

Expenses
Distribution and service plan fees	$ 4,795
Independent trustees' compensation	18
Total expenses before reductions	4,813
Expense reductions	(18)	4,795
Net investment income (loss)		87,998
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	88,262
Capital gain distributions from underlying funds	45,446
Total net realized gain (loss)		133,708
Change in net unrealized appreciation (depreciation) on underlying funds		(43,406)
Net gain (loss)		90,302
Net increase (decrease) in net assets resulting from operations		$ 178,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,998	$ 106,309
Net realized gain (loss)	133,708	(910)
Change in net unrealized appreciation (depreciation)	(43,406)	449,375
Net increase (decrease) in net assets resulting from operations	178,300	554,774
Distributions to shareholders from net investment income	(87,972)	(106,906)
Distributions to shareholders from net realized gain	(20,328)	(28,806)
Total distributions	(108,300)	(135,712)
Share transactions - net increase (decrease)	348,272	(565,574)
Total increase (decrease) in net assets	418,272	(146,512)

Net Assets
Beginning of period	5,284,716	5,431,228
End of period (including undistributed net investment income of $1,086 and undistributed net investment income of $1,141, respectively)	$ 5,702,988	$ 5,284,716

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.774	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	.909	3.655	3.763	(4.138)	(2.454)
Total from investment operations	1.683	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.765)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.963)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B,C,D	3.45%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.57%	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.651	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	.909	3.664	3.759	(4.128)	(2.483)
Total from investment operations	1.560	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.642)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.840)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B,C,D	3.19%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.32%	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.403	.469	.495	.786	.836
Net realized and unrealized gain (loss)	.912	3.659	3.760	(4.122)	(2.476)
Total from investment operations	1.315	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.407)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.605)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total Return B,C,D	2.68%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.82%	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 439	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.898	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	.908	3.657	3.761	(4.138)	(2.469)
Total from investment operations	1.806	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B,C	3.71%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.891	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	.915	3.668	3.761	(4.121)	(2.474)
Total from investment operations	1.806	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B,C	3.71%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 470	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.5
Fidelity Blue Chip Growth Fund	4.1	4.2
Fidelity Disciplined Equity Fund	4.9	6.4
Fidelity Equity-Income Fund	6.5	6.4
Fidelity Series 100 Index Fund	4.2	3.5
Fidelity Series Broad Market Opportunities Fund	7.4	6.4
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	32.1	32.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.2	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.4	7.5
Fidelity Strategic Real Return Fund	7.7	7.5
Fidelity Total Bond Fund	22.6	22.6
	37.7	37.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	12.3
Fidelity Short-Term Bond Fund	12.4	12.3
	24.7	24.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	32.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.7%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	32.0%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.6%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 35.4%
	Shares	Value
Domestic Equity Funds - 32.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,306	$ 215,224
Fidelity Blue Chip Growth Fund	4,227	200,292
Fidelity Disciplined Equity Fund	10,067	237,576
Fidelity Equity-Income Fund	7,012	316,259
Fidelity Series 100 Index Fund	20,605	204,612
Fidelity Series Broad Market Opportunities Fund	33,955	356,867
Fidelity Series Small Cap Opportunities Fund	2,812	30,733
TOTAL DOMESTIC EQUITY FUNDS		1,561,563
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,417	160,549
TOTAL EQUITY FUNDS (Cost $1,475,204)		1,722,112
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund	5,827	53,488
Fidelity Strategic Income Fund	4,723	53,081
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,569

	Shares	Value
Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund	32,904	$ 360,633
Fidelity Strategic Real Return Fund	38,764	374,852
Fidelity Total Bond Fund	97,042	1,095,605
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,831,090
TOTAL FIXED-INCOME FUNDS (Cost $1,794,929)		1,937,659
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class	599,601	599,601
Fidelity Short-Term Bond Fund	70,399	603,322
TOTAL SHORT-TERM FUNDS (Cost $1,189,485)		1,202,923
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,459,618)		4,862,694
NET OTHER ASSETS (LIABILITIES) - 0.0%		(413)
NET ASSETS - 100%		$ 4,862,281
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $4,459,618) - See accompanying schedule	$ 4,862,694
Cash	1
Total assets	4,862,695

Liabilities
Distribution and service plan fees payable	414

Net Assets	$ 4,862,281
Net Assets consist of:
Paid in capital	$ 4,667,880
Undistributed net investment income	884
Accumulated undistributed net realized gain (loss) on investments	(209,559)
Net unrealized appreciation (depreciation) on investments	403,076
Net Assets	$ 4,862,281

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($408,415 ÷ 8,056.48 shares)	$ 50.69

Maximum offering price per share (100/94.25 of $50.69)	$ 53.78

Class T: Net Asset Value and redemption price per share ($189,287 ÷ 3,734.50 shares)	$ 50.69

Maximum offering price per share (100/96.50 of $50.69)	$ 52.53

Class C: Net Asset Value and offering price per share ($306,173 ÷ 6,045.06 shares)A	$ 50.65

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,945,017 ÷ 77,819.44 shares)	$ 50.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,389 ÷ 264.11 shares)	$ 50.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 78,699

Expenses
Distribution and service plan fees	$ 4,822
Independent trustees' compensation	15
Total expenses before reductions	4,837
Expense reductions	(15)	4,822
Net investment income (loss)		73,877
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,179
Capital gain distributions from underlying funds	33,898
Total net realized gain (loss)		43,077
Change in net unrealized appreciation (depreciation) on underlying funds		31,118
Net gain (loss)		74,195
Net increase (decrease) in net assets resulting from operations		$ 148,072

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,877	$ 71,397
Net realized gain (loss)	43,077	11,326
Change in net unrealized appreciation (depreciation)	31,118	303,624
Net increase (decrease) in net assets resulting from operations	148,072	386,347
Distributions to shareholders from net investment income	(73,850)	(71,547)
Distributions to shareholders from net realized gain	(14,681)	(16,958)
Total distributions	(88,531)	(88,505)
Share transactions - net increase (decrease)	831,367	363,777
Total increase (decrease) in net assets	890,908	661,619

Net Assets
Beginning of period	3,971,373	3,309,754
End of period (including undistributed net investment income of $884 and undistributed net investment income of $855, respectively)	$ 4,862,281	$ 3,971,373

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.793	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	.884	4.128	3.930	(4.465)	(2.692)
Total from investment operations	1.677	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.794)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.977)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	3.44%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.61%	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.670	.696	.696	.926	.985
Net realized and unrealized gain (loss)	.885	4.135	3.928	(4.460)	(2.707)
Total from investment operations	1.555	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.672)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.855)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	3.18%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.36%	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.422	.449	.473	.736	.755
Net realized and unrealized gain (loss)	.876	4.132	3.923	(4.471)	(2.699)
Total from investment operations	1.298	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.435)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.618)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	2.65%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.86%	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.917	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	.874	4.138	3.919	(4.464)	(2.677)
Total from investment operations	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,945	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.917	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	.874	4.141	3.916	(4.477)	(2.702)
Total from investment operations	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Blue Chip Growth Fund	4.8	4.8
Fidelity Disciplined Equity Fund	5.6	7.3
Fidelity Equity-Income Fund	7.5	7.3
Fidelity Series 100 Index Fund	4.8	4.0
Fidelity Series Broad Market Opportunities Fund	8.5	7.3
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	37.0	36.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.6
Fidelity Strategic Income Fund	1.5	1.6
	3.1	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	7.0
Fidelity Strategic Real Return Fund	7.2	7.0
Fidelity Total Bond Fund	20.9	21.2
	35.0	35.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	10.3
Fidelity Short-Term Bond Fund	10.4	10.4
	20.7	20.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.0%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.1%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	20.7%

Six months ago
Domestic Equity Funds	36.6%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	20.7%

Expected
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 41.2%
	Shares	Value
Domestic Equity Funds - 37.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,575	$ 219,937
Fidelity Blue Chip Growth Fund	4,319	204,630
Fidelity Disciplined Equity Fund	10,280	242,600
Fidelity Equity-Income Fund	7,157	322,803
Fidelity Series 100 Index Fund	21,038	208,907
Fidelity Series Broad Market Opportunities Fund	34,698	364,676
Fidelity Series Small Cap Opportunities Fund	2,842	31,064
TOTAL DOMESTIC EQUITY FUNDS		1,594,617
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	6,190	183,474
TOTAL EQUITY FUNDS (Cost $1,812,919)		1,778,091
Fixed-Income Funds - 38.1%

High Yield Fixed-Income Funds - 3.1%
Fidelity Capital & Income Fund	7,231	66,376
Fidelity Strategic Income Fund	5,863	65,896
TOTAL HIGH YIELD FIXED-INCOME FUNDS		132,272

	Shares	Value
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Government Income Fund	27,175	$ 297,834
Fidelity Strategic Real Return Fund	31,976	309,206
Fidelity Total Bond Fund	80,053	903,801
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,510,841
TOTAL FIXED-INCOME FUNDS (Cost $1,600,768)		1,643,113
Short-Term Funds - 20.7%

Fidelity Institutional Money Market Portfolio Institutional Class	445,475	445,475
Fidelity Short-Term Bond Fund	52,293	448,152
TOTAL SHORT-TERM FUNDS (Cost $891,766)		893,627
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,305,453)		4,314,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 4,314,727
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $4,305,453) - See accompanying schedule		$ 4,314,831
Cash		2
Receivable for fund shares sold		2,000
Total assets		4,316,833

Liabilities
Payable for investments purchased	$ 2,001
Distribution and service plan fees payable	105
Total liabilities		2,106

Net Assets		$ 4,314,727
Net Assets consist of:
Paid in capital		$ 4,915,540
Undistributed net investment income		814
Accumulated undistributed net realized gain (loss) on investments		(611,005)
Net unrealized appreciation (depreciation) on investments		9,378
Net Assets		$ 4,314,727

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($385,516 ÷ 7,639.79 shares)		$ 50.46

Maximum offering price per share (100/94.25 of $50.46)		$ 53.54

Class T: Net Asset Value and redemption price per share ($5,311 ÷ 105.11 shares)		$ 50.53

Maximum offering price per share (100/96.50 of $50.53)		$ 52.36

Class C: Net Asset Value and offering price per share ($28,132 ÷ 557.21 shares)A		$ 50.49

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,892,373 ÷ 77,141.59 shares)		$ 50.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,395 ÷ 67.29 shares)		$ 50.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 65,065

Expenses
Distribution and service plan fees	$ 827
Independent trustees' compensation	12
Total expenses before reductions	839
Expense reductions	(12)	827
Net investment income (loss)		64,238
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,732
Capital gain distributions from underlying funds	26,252
Total net realized gain (loss)		53,984
Change in net unrealized appreciation (depreciation) on underlying funds		17,516
Net gain (loss)		71,500
Net increase (decrease) in net assets resulting from operations		$ 135,738

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,238	$ 57,853
Net realized gain (loss)	53,984	51,214
Change in net unrealized appreciation (depreciation)	17,516	211,768
Net increase (decrease) in net assets resulting from operations	135,738	320,835
Distributions to shareholders from net investment income	(64,181)	(57,885)
Distributions to shareholders from net realized gain	(10,962)	(12,730)
Total distributions	(75,143)	(70,615)
Share transactions - net increase (decrease)	858,131	582,659
Total increase (decrease) in net assets	918,726	832,879

Net Assets
Beginning of period	3,396,001	2,563,122
End of period (including undistributed net investment income of $814 and undistributed net investment income of $761, respectively)	$ 4,314,727	$ 3,396,001

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.783	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	.842	4.431	3.980	(4.739)	(2.853)
Total from investment operations	1.625	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.784)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.955)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	3.35%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	1.59%	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.653	.691	.702	.933	.982
Net realized and unrealized gain (loss)	.871	4.434	3.985	(4.736)	(2.862)
Total from investment operations	1.524	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.643)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.814)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	3.13%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.34%	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.411	.447	.477	.737	.760
Net realized and unrealized gain (loss)	.845	4.434	3.989	(4.745)	(2.860)
Total from investment operations	1.256	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.405)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.576)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	2.58%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	.84%	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.901	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	.849	4.438	3.978	(4.752)	(2.836)
Total from investment operations	1.750	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	3.62%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,892	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	.850	4.428	3.995	(4.749)	(2.854)
Total from investment operations	1.750	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	3.62%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Blue Chip Growth Fund	5.2	5.2
Fidelity Disciplined Equity Fund	6.1	7.9
Fidelity Equity-Income Fund	8.1	7.9
Fidelity Series 100 Index Fund	5.3	4.4
Fidelity Series Broad Market Opportunities Fund	9.2	8.0
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.3	39.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.2	5.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.8	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.6
Fidelity Strategic Real Return Fund	6.7	6.6
Fidelity Total Bond Fund	19.7	19.9
	32.9	33.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.9	9.0
Fidelity Short-Term Bond Fund	9.0	9.0
	17.9	18.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	17.9%

Six months ago
Domestic Equity Funds	39.8%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	18.0%

Expected
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 40.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,702	$ 117,214
Fidelity Blue Chip Growth Fund	2,299	108,949
Fidelity Disciplined Equity Fund	5,459	128,828
Fidelity Equity-Income Fund	3,807	171,688
Fidelity Series 100 Index Fund	11,193	111,144
Fidelity Series Broad Market Opportunities Fund	18,463	194,050
Fidelity Series Small Cap Opportunities Fund	1,518	16,591
TOTAL DOMESTIC EQUITY FUNDS		848,464
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,656	108,353
TOTAL EQUITY FUNDS (Cost $922,019)		956,817
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	4,282	39,313
Fidelity Strategic Income Fund	3,473	39,035
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,348

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	12,455	$ 136,507
Fidelity Strategic Real Return Fund	14,645	141,621
Fidelity Total Bond Fund	36,688	414,206
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		692,334
TOTAL FIXED-INCOME FUNDS (Cost $743,627)		770,682
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Portfolio Institutional Class	187,573	187,573
Fidelity Short-Term Bond Fund	22,018	188,694
TOTAL SHORT-TERM FUNDS (Cost $374,388)		376,267
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,040,034)		2,103,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		(258)
NET ASSETS - 100%		$ 2,103,508
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,040,034) - See accompanying schedule	$ 2,103,766

Liabilities
Distribution and service plan fees payable	258

Net Assets	$ 2,103,508
Net Assets consist of:
Paid in capital	$ 2,119,185
Undistributed net investment income	348
Accumulated undistributed net realized gain (loss) on investments	(79,757)
Net unrealized appreciation (depreciation) on investments	63,732
Net Assets	$ 2,103,508

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($212,770 ÷ 4,214.69 shares)	$ 50.48

Maximum offering price per share (100/94.25 of $50.48)	$ 53.56

Class T: Net Asset Value and redemption price per share ($174,682 ÷ 3,459.60 shares)	$ 50.49

Maximum offering price per share (100/96.50 of $50.49)	$ 52.32

Class C: Net Asset Value and offering price per share ($170,354 ÷ 3,377.71 shares)A	$ 50.43

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,521,178 ÷ 30,131.12 shares)	$ 50.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,524 ÷ 485.81 shares)	$ 50.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 35,719

Expenses
Distribution and service plan fees	$ 2,927
Independent trustees' compensation	6
Total expenses before reductions	2,933
Expense reductions	(6)	2,927
Net investment income (loss)		32,792
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	75,607
Capital gain distributions from underlying funds	16,569
Total net realized gain (loss)		92,176
Change in net unrealized appreciation (depreciation) on underlying funds		(53,738)
Net gain (loss)		38,438
Net increase (decrease) in net assets resulting from operations		$ 71,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,792	$ 29,634
Net realized gain (loss)	92,176	(5,490)
Change in net unrealized appreciation (depreciation)	(53,738)	160,663
Net increase (decrease) in net assets resulting from operations	71,230	184,807
Distributions to shareholders from net investment income	(32,783)	(29,693)
Distributions to shareholders from net realized gain	(6,730)	(7,078)
Total distributions	(39,513)	(36,771)
Share transactions - net increase (decrease)	181,392	206,846
Total increase (decrease) in net assets	213,109	354,882

Net Assets
Beginning of period	1,890,399	1,535,517
End of period (including undistributed net investment income of $348 and undistributed net investment income of $362, respectively)	$ 2,103,508	$ 1,890,399

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.821	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	.771	4.667	4.020	(5.004)	(2.884)
Total from investment operations	1.592	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.794)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.962)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	3.29%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.68%	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.699	.685	.701	.919	.966
Net realized and unrealized gain (loss)	.769	4.672	4.025	(5.010)	(2.903)
Total from investment operations	1.468	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.680)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.848)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	3.03%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.43%	1.41%	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.443	.476	.726	.728
Net realized and unrealized gain (loss)	.761	4.668	4.020	(5.005)	(2.903)
Total from investment operations	1.215	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.437)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.605)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	2.50%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	.91%	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 170	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.942	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	.775	4.668	4.020	(5.011)	(2.868)
Total from investment operations	1.717	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	3.55%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,521	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.944	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	.763	4.671	4.032	(5.022)	(2.896)
Total from investment operations	1.707	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	3.53%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.9
Fidelity Blue Chip Growth Fund	5.5	5.5
Fidelity Disciplined Equity Fund	6.5	8.3
Fidelity Equity-Income Fund	8.6	8.3
Fidelity Series 100 Index Fund	5.6	4.6
Fidelity Series Broad Market Opportunities Fund	9.7	8.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	42.6	41.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.0	6.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.1	2.1
	4.2	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.3
Fidelity Strategic Real Return Fund	6.4	6.3
Fidelity Total Bond Fund	18.7	19.0
	31.2	31.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	8.2
Fidelity Short-Term Bond Fund	8.0	8.2
	16.0	16.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	41.8%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.6%
Short-Term Funds	16.4%

Expected
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,985	$ 104,677
Fidelity Blue Chip Growth Fund	2,054	97,320
Fidelity Disciplined Equity Fund	4,897	115,558
Fidelity Equity-Income Fund	3,408	153,706
Fidelity Series 100 Index Fund	10,019	99,489
Fidelity Series Broad Market Opportunities Fund	16,498	173,397
Fidelity Series Small Cap Opportunities Fund	1,364	14,904
TOTAL DOMESTIC EQUITY FUNDS		759,051
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,592	106,479
TOTAL EQUITY FUNDS (Cost $868,208)		865,530
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,041	37,097
Fidelity Strategic Income Fund	3,274	36,800
TOTAL HIGH YIELD FIXED-INCOME FUNDS		73,897

	Shares	Value
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Government Income Fund	9,992	$ 109,512
Fidelity Strategic Real Return Fund	11,779	113,902
Fidelity Total Bond Fund	29,416	332,105
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		555,519
TOTAL FIXED-INCOME FUNDS (Cost $619,775)		629,416
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class	141,722	141,722
Fidelity Short-Term Bond Fund	16,641	142,610
TOTAL SHORT-TERM FUNDS (Cost $283,815)		284,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,771,798)		1,779,278
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 1,779,068
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $1,771,798) - See accompanying schedule	$ 1,779,278
Cash	1
Receivable from affiliate for expense reductions	3
Total assets	1,779,282

Liabilities
Distribution and service plan fees payable	214

Net Assets	$ 1,779,068
Net Assets consist of:
Paid in capital	$ 1,987,096
Undistributed net investment income	310
Accumulated undistributed net realized gain (loss) on investments	(215,818)
Net unrealized appreciation (depreciation) on investments	7,480
Net Assets	$ 1,779,068

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,975 ÷ 2,774.76 shares)	$ 50.09

Maximum offering price per share (100/94.25 of $50.09)	$ 53.15

Class T: Net Asset Value and redemption price per share ($297,950 ÷ 5,949.77 shares)	$ 50.08

Maximum offering price per share (100/96.50 of $50.08)	$ 51.90

Class C: Net Asset Value and offering price per share ($9,145 ÷ 182.46 shares)A	$ 50.12

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,308,627 ÷ 26,126.15 shares)	$ 50.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,371 ÷ 486.57 shares)	$ 50.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 37,496

Expenses
Distribution and service plan fees	$ 2,646
Independent trustees' compensation	7
Total expenses before reductions	2,653
Expense reductions	(10)	2,643
Net investment income (loss)		34,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	28,059
Capital gain distributions from underlying funds	16,974
Total net realized gain (loss)		45,033
Change in net unrealized appreciation (depreciation) on underlying funds		(33,218)
Net gain (loss)		11,815
Net increase (decrease) in net assets resulting from operations		$ 46,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,853	$ 24,072
Net realized gain (loss)	45,033	23,067
Change in net unrealized appreciation (depreciation)	(33,218)	89,707
Net increase (decrease) in net assets resulting from operations	46,668	136,846
Distributions to shareholders from net investment income	(34,935)	(23,914)
Distributions to shareholders from net realized gain	(6,646)	(4,626)
Total distributions	(41,581)	(28,540)
Share transactions - net increase (decrease)	(342,188)	1,015,365
Total increase (decrease) in net assets	(337,101)	1,123,671

Net Assets
Beginning of period	2,116,169	992,498
End of period (including undistributed net investment income of $310 and undistributed net investment income of $405, respectively)	$ 1,779,068	$ 2,116,169

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.793	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	.712	4.846	4.098	(5.184)	(3.105)
Total from investment operations	1.505	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.789)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.945)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	3.13%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.64%	1.55%	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.668	.630	.638	.944	.966
Net realized and unrealized gain (loss)	.713	4.851	4.092	(5.184)	(3.110)
Total from investment operations	1.381	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.675)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.831)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	2.87%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.39%	1.30%	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 298	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.387	.412	.757	.723
Net realized and unrealized gain (loss)	.730	4.848	4.087	(5.183)	(3.090)
Total from investment operations	1.160	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.374)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.530)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	2.40%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.89%	.80%	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.913	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	.711	4.844	4.091	(5.190)	(3.079)
Total from investment operations	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,309	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	60%	25%	61%	26%	21% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.912	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	.712	4.852	4.092	(5.188)	(3.107)
Total from investment operations	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Blue Chip Growth Fund	5.6	5.7
Fidelity Disciplined Equity Fund	6.7	8.6
Fidelity Equity-Income Fund	8.9	8.6
Fidelity Series 100 Index Fund	5.8	4.8
Fidelity Series Broad Market Opportunities Fund	10.1	8.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.1	43.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.8	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.2	2.3
	4.5	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.1
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	17.9	18.3
	29.9	30.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.5
Fidelity Short-Term Bond Fund	7.4	7.5
	14.7	15.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.1%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.7%

Six months ago
Domestic Equity Funds	43.3%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	19,922	$ 348,439
Fidelity Blue Chip Growth Fund	6,832	323,721
Fidelity Disciplined Equity Fund	16,247	383,435
Fidelity Equity-Income Fund	11,319	510,466
Fidelity Series 100 Index Fund	33,276	330,434
Fidelity Series Broad Market Opportunities Fund	54,904	577,045
Fidelity Series Small Cap Opportunities Fund	4,538	49,604
TOTAL DOMESTIC EQUITY FUNDS		2,523,144
International Equity Funds - 6.8%
Fidelity Advisor International Discovery Fund Institutional Class	13,087	387,888
TOTAL EQUITY FUNDS (Cost $2,788,648)		2,911,032
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	14,117	129,598
Fidelity Strategic Income Fund	11,447	128,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		258,260

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund	30,827	$ 337,867
Fidelity Strategic Real Return Fund	36,250	350,537
Fidelity Total Bond Fund	90,659	1,023,539
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,711,943
TOTAL FIXED-INCOME FUNDS (Cost $1,872,533)		1,970,203
Short-Term Funds - 14.7%

Fidelity Institutional Money Market Portfolio Institutional Class	419,703	419,703
Fidelity Short-Term Bond Fund	49,307	422,564
TOTAL SHORT-TERM FUNDS (Cost $835,442)		842,267
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,496,623)		5,723,502
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 5,723,398
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $5,496,623) - See accompanying schedule	$ 5,723,502
Cash	2
Total assets	5,723,504

Liabilities
Distribution and service plan fees payable	106

Net Assets	$ 5,723,398
Net Assets consist of:
Paid in capital	$ 6,072,603
Undistributed net investment income	996
Accumulated undistributed net realized gain (loss) on investments	(577,080)
Net unrealized appreciation (depreciation) on investments	226,879
Net Assets	$ 5,723,398

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,335 ÷ 2,643.77 shares)	$ 50.43

Maximum offering price per share (100/94.25 of $50.43)	$ 53.51

Class T: Net Asset Value and redemption price per share ($127,772 ÷ 2,532.34 shares)	$ 50.46

Maximum offering price per share (100/96.50 of $50.46)	$ 52.29

Class C: Net Asset Value and offering price per share ($33,099 ÷ 656.16 shares)A	$ 50.44

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,404,897 ÷ 107,163.24 shares)	$ 50.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,295 ÷ 481.68 shares)	$ 50.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 102,146

Expenses
Distribution and service plan fees	$ 1,356
Independent trustees' compensation	20
Total expenses before reductions	1,376
Expense reductions	(20)	1,356
Net investment income (loss)		100,790
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	108,525
Capital gain distributions from underlying funds	46,561
Total net realized gain (loss)		155,086
Change in net unrealized appreciation (depreciation) on underlying funds		(131,252)
Net gain (loss)		23,834
Net increase (decrease) in net assets resulting from operations		$ 124,624

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,790	$ 116,274
Net realized gain (loss)	155,086	(5,061)
Change in net unrealized appreciation (depreciation)	(131,252)	647,446
Net increase (decrease) in net assets resulting from operations	124,624	758,659
Distributions to shareholders from net investment income	(101,077)	(116,717)
Distributions to shareholders from net realized gain	(17,138)	(25,763)
Total distributions	(118,215)	(142,480)
Share transactions - net increase (decrease)	(405,722)	(649,489)
Total increase (decrease) in net assets	(399,313)	(33,310)

Net Assets
Beginning of period	6,122,711	6,156,021
End of period (including undistributed net investment income of $996 and undistributed net investment income of $1,283, respectively)	$ 5,723,398	$ 6,122,711

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.792	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	.666	4.972	4.116	(5.341)	(3.085)
Total from investment operations	1.458	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.794)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.948)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	3.02%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.63%	1.65%	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.672	.682	.678	.905	.847
Net realized and unrealized gain (loss)	.678	4.975	4.107	(5.340)	(3.079)
Total from investment operations	1.350	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.676)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.830)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	2.79%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.38%	1.40%	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.427	.438	.454	.711	.639
Net realized and unrealized gain (loss)	.662	4.974	4.117	(5.333)	(3.104)
Total from investment operations	1.089	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.435)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.589)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	2.24%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.88%	.90%	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.914	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	.680	4.965	4.115	(5.330)	(3.072)
Total from investment operations	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,405	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.916	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	.678	4.967	4.116	(5.340)	(3.106)
Total from investment operations	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.2
Fidelity Blue Chip Growth Fund	5.8	5.8
Fidelity Disciplined Equity Fund	6.9	8.8
Fidelity Equity-Income Fund	9.2	8.9
Fidelity Series 100 Index Fund	5.9	4.9
Fidelity Series Broad Market Opportunities Fund	10.3	8.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.3	44.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.9
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.4	17.8
	29.1	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.8
Fidelity Short-Term Bond Fund	6.7	6.8
	13.3	13.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	44.4%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.6%

Expected
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,258	$ 249,381
Fidelity Blue Chip Growth Fund	4,899	232,123
Fidelity Disciplined Equity Fund	11,658	275,140
Fidelity Equity-Income Fund	8,119	366,154
Fidelity Series 100 Index Fund	23,877	237,100
Fidelity Series Broad Market Opportunities Fund	39,296	412,998
Fidelity Series Small Cap Opportunities Fund	3,239	35,399
TOTAL DOMESTIC EQUITY FUNDS		1,808,295
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	10,189	302,006
TOTAL EQUITY FUNDS (Cost $1,907,981)		2,110,301
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	10,452	95,946
Fidelity Strategic Income Fund	8,469	95,196
TOTAL HIGH YIELD FIXED-INCOME FUNDS		191,142

	Shares	Value
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	20,885	$ 228,894
Fidelity Strategic Real Return Fund	24,610	237,983
Fidelity Total Bond Fund	61,478	694,095
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,160,972
TOTAL FIXED-INCOME FUNDS (Cost $1,293,479)		1,352,114
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class	264,418	264,418
Fidelity Short-Term Bond Fund	31,047	266,071
TOTAL SHORT-TERM FUNDS (Cost $526,258)		530,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,727,718)	3,992,904
NET OTHER ASSETS (LIABILITIES) - 0.0%	(269)
NET ASSETS - 100%	$ 3,992,635
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $3,727,718) - See accompanying schedule	$ 3,992,904
Receivable from affiliate for expense reductions	5
Total assets	3,992,909

Liabilities
Distribution and service plan fees payable	274

Net Assets	$ 3,992,635
Net Assets consist of:
Paid in capital	$ 3,931,581
Undistributed net investment income	678
Accumulated undistributed net realized gain (loss) on investments	(204,810)
Net unrealized appreciation (depreciation) on investments	265,186
Net Assets	$ 3,992,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($85,512 ÷ 1,706.03 shares)	$ 50.12

Maximum offering price per share (100/94.25 of $50.12)	$ 53.18

Class T: Net Asset Value and redemption price per share ($13,006 ÷ 259.07 shares)	$ 50.20

Maximum offering price per share (100/96.50 of $50.20)	$ 52.02

Class C: Net Asset Value and offering price per share ($311,871 ÷ 6,229.29 shares)A	$ 50.07

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,558,010 ÷ 70,992.98 shares)	$ 50.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,236 ÷ 483.57 shares)	$ 50.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 80,610

Expenses
Distribution and service plan fees	$ 3,357
Independent trustees' compensation	15
Total expenses before reductions	3,372
Expense reductions	(20)	3,352
Net investment income (loss)		77,258
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,766)
Capital gain distributions from underlying funds	36,106
Total net realized gain (loss)		(19,660)
Change in net unrealized appreciation (depreciation) on underlying funds		71,227
Net gain (loss)		51,567
Net increase (decrease) in net assets resulting from operations		$ 128,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,258	$ 55,000
Net realized gain (loss)	(19,660)	(8,015)
Change in net unrealized appreciation (depreciation)	71,227	250,028
Net increase (decrease) in net assets resulting from operations	128,825	297,013
Distributions to shareholders from net investment income	(77,373)	(54,641)
Distributions to shareholders from net realized gain	(13,766)	(10,723)
Total distributions	(91,139)	(65,364)
Share transactions - net increase (decrease)	(390,844)	2,153,245
Total increase (decrease) in net assets	(353,158)	2,384,894

Net Assets
Beginning of period	4,345,793	1,960,899
End of period (including undistributed net investment income of $678 and undistributed net investment income of $793, respectively)	$ 3,992,635	$ 4,345,793

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.815	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	.598	5.066	4.180	(5.404)	(3.239)
Total from investment operations	1.413	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.796)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.943)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	2.94%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.68%	1.63%	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.715	.655	.603	.881	.920
Net realized and unrealized gain (loss)	.598	5.076	4.182	(5.402)	(3.234)
Total from investment operations	1.313	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.636)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.783)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	2.72%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.46%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.46%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.48%	1.38%	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.451	.428	.385	.693	.682
Net realized and unrealized gain (loss)	.604	5.060	4.185	(5.400)	(3.227)
Total from investment operations	1.055	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.448)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.595)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	2.19%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	.88%	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.935	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	.608	5.062	4.178	(5.429)	(3.209)
Total from investment operations	1.543	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	3.22%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,558	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.936	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	.607	5.058	4.184	(5.402)	(3.241)
Total from investment operations	1.543	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	3.22%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	7.0	9.0
Fidelity Equity-Income Fund	9.4	9.0
Fidelity Series 100 Index Fund	6.0	5.0
Fidelity Series Broad Market Opportunities Fund	10.6	9.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.2	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.4	8.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	16.7	17.1
	27.9	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.4
Fidelity Short-Term Bond Fund	6.3	6.4
	12.5	12.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.2%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 46.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,024	$ 210,301
Fidelity Blue Chip Growth Fund	4,123	195,348
Fidelity Disciplined Equity Fund	9,825	231,869
Fidelity Equity-Income Fund	6,848	308,866
Fidelity Series 100 Index Fund	20,109	199,685
Fidelity Series Broad Market Opportunities Fund	33,133	348,223
Fidelity Series Small Cap Opportunities Fund	2,734	29,887
TOTAL DOMESTIC EQUITY FUNDS		1,524,179
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	9,308	275,891
TOTAL EQUITY FUNDS (Cost $1,713,749)		1,800,070
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	9,101	83,548
Fidelity Strategic Income Fund	7,374	82,880
TOTAL HIGH YIELD FIXED-INCOME FUNDS		166,428

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	16,524	$ 181,103
Fidelity Strategic Real Return Fund	19,513	188,689
Fidelity Total Bond Fund	48,753	550,423
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		920,215
TOTAL FIXED-INCOME FUNDS (Cost $1,059,085)		1,086,643
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class	205,940	205,940
Fidelity Short-Term Bond Fund	24,189	207,297
TOTAL SHORT-TERM FUNDS (Cost $411,867)		413,237
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,184,701)	3,299,950
NET OTHER ASSETS (LIABILITIES) - 0.0%	(99)
NET ASSETS - 100%	$ 3,299,851
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $3,184,701) - See accompanying schedule		$ 3,299,950
Receivable from affiliate for expense reductions		2,853
Total assets		3,302,803

Liabilities
Distribution and service plan fees payable	$ 99
Other payables	2,853
Total liabilities		2,952

Net Assets		$ 3,299,851
Net Assets consist of:
Paid in capital		$ 3,351,215
Undistributed net investment income		549
Accumulated undistributed net realized gain (loss) on investments		(167,162)
Net unrealized appreciation (depreciation) on investments		115,249
Net Assets		$ 3,299,851

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($216,786 ÷ 4,525.02 shares)		$ 47.91

Maximum offering price per share (100/94.25 of $47.91)		$ 50.83

Class T: Net Asset Value and redemption price per share ($23,518 ÷ 490.55 shares)		$ 47.94

Maximum offering price per share (100/96.50 of $47.94)		$ 49.68

Class C: Net Asset Value and offering price per share ($52,108 ÷ 1,087.23 shares)A		$ 47.93

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($2,990,901 ÷ 62,418.78 shares)		$ 47.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,538 ÷ 345.13 shares)		$ 47.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 40,572

Expenses
Distribution and service plan fees	$ 910
Independent trustees' compensation	8
Tax expense	2,853
Total expenses before reductions	3,771
Expense reductions	(2,861)	910
Net investment income (loss)		39,662
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	87,934
Capital gain distributions from underlying funds	12,673
Total net realized gain (loss)		100,607
Change in net unrealized appreciation (depreciation) on underlying funds		(41,402)
Net gain (loss)		59,205
Net increase (decrease) in net assets resulting from operations		$ 98,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,662	$ 39,055
Net realized gain (loss)	100,607	205,014
Change in net unrealized appreciation (depreciation)	(41,402)	10,190
Net increase (decrease) in net assets resulting from operations	98,867	254,259
Distributions to shareholders from net investment income	(39,403)	(39,246)
Distributions to shareholders from net realized gain	(105,815)	(8,488)
Total distributions	(145,218)	(47,734)
Share transactions - net increase (decrease)	1,767,286	(344,791)
Total increase (decrease) in net assets	1,720,935	(138,266)

Net Assets
Beginning of period	1,578,916	1,717,182
End of period (including undistributed net investment income of $549 and undistributed net investment income of $290, respectively)	$ 3,299,851	$ 1,578,916

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.717	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	.618	5.086	4.154	(5.570)	(3.322)
Total from investment operations	1.335	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.770)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.495)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	2.85%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.37%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.51%	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 217	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.599	.676	.620	.821	.918
Net realized and unrealized gain (loss)	.599	5.107	4.147	(5.548)	(3.339)
Total from investment operations	1.198	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.633)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.358)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	2.55%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.62%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.26%	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.358	.434	.403	.624	.690
Net realized and unrealized gain (loss)	.615	5.102	4.143	(5.532)	(3.342)
Total from investment operations	.973	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.438)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.163)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	2.07%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.76%	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.836	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	.618	5.095	4.147	(5.557)	(3.310)
Total from investment operations	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,991	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.835	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	.619	5.109	4.145	(5.552)	(3.335)
Total from investment operations	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.5
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	7.1	9.2
Fidelity Equity-Income Fund	9.5	9.2
Fidelity Series 100 Index Fund	6.2	5.1
Fidelity Series Broad Market Opportunities Fund	10.7	9.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.9	46.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.2	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.6	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.3	16.8
	27.3	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.6	5.7
Fidelity Short-Term Bond Fund	5.7	5.7
	11.3	11.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	11.3%

Six months ago
Domestic Equity Funds	46.1%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	11.4%

Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 56.1%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,624	$ 150,826
Fidelity Blue Chip Growth Fund	2,961	140,313
Fidelity Disciplined Equity Fund	7,041	166,174
Fidelity Equity-Income Fund	4,908	221,370
Fidelity Series 100 Index Fund	14,433	143,322
Fidelity Series Broad Market Opportunities Fund	23,778	249,911
Fidelity Series Small Cap Opportunities Fund	1,970	21,536
TOTAL DOMESTIC EQUITY FUNDS		1,093,452
International Equity Funds - 9.2%
Fidelity Advisor International Discovery Fund Institutional Class	7,195	213,267
TOTAL EQUITY FUNDS (Cost $1,100,282)		1,306,719
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	6,724	61,723
Fidelity Strategic Income Fund	5,450	61,257
TOTAL HIGH YIELD FIXED-INCOME FUNDS		122,980

	Shares	Value
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund	11,471	$ 125,719
Fidelity Strategic Real Return Fund	13,511	130,652
Fidelity Total Bond Fund	33,742	380,945
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		637,316
TOTAL FIXED-INCOME FUNDS (Cost $685,323)		760,296
Short-Term Funds - 11.3%

Fidelity Institutional Money Market Portfolio Institutional Class	130,816	130,816
Fidelity Short-Term Bond Fund	15,359	131,625
TOTAL SHORT-TERM FUNDS (Cost $258,131)		262,441
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,043,736)		2,329,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$ 2,329,409
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,043,736) - See accompanying schedule	$ 2,329,456

Liabilities
Distribution and service plan fees payable	47

Net Assets	$ 2,329,409
Net Assets consist of:
Paid in capital	$ 2,168,305
Undistributed net investment income	414
Accumulated undistributed net realized gain (loss) on investments	(125,030)
Net unrealized appreciation (depreciation) on investments	285,720
Net Assets	$ 2,329,409

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,792 ÷ 358.01 shares)	$ 49.70

Maximum offering price per share (100/94.25 of $49.70)	$ 52.73

Class T: Net Asset Value and redemption price per share ($23,353 ÷ 469.92 shares)	$ 49.70

Maximum offering price per share (100/96.50 of $49.70)	$ 51.50

Class C: Net Asset Value and offering price per share ($43,355 ÷ 872.25 shares)A	$ 49.70

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,122,531 ÷ 42,735.32 shares)	$ 49.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,378 ÷ 2,463.80 shares)	$ 49.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 40,867

Expenses
Distribution and service plan fees	$ 397
Independent trustees' compensation	8
Total expenses before reductions	405
Expense reductions	(8)	397
Net investment income (loss)		40,470
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,910
Capital gain distributions from underlying funds	17,097
Total net realized gain (loss)		25,007
Change in net unrealized appreciation (depreciation) on underlying funds		(4,302)
Net gain (loss)		20,705
Net increase (decrease) in net assets resulting from operations		$ 61,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,470	$ 37,568
Net realized gain (loss)	25,007	628
Change in net unrealized appreciation (depreciation)	(4,302)	213,839
Net increase (decrease) in net assets resulting from operations	61,175	252,035
Distributions to shareholders from net investment income	(40,482)	(37,649)
Distributions to shareholders from net realized gain	(6,232)	(8,111)
Total distributions	(46,714)	(45,760)
Share transactions - net increase (decrease)	74,690	179,595
Total increase (decrease) in net assets	89,151	385,870

Net Assets
Beginning of period	2,240,258	1,854,388
End of period (including undistributed net investment income of $414 and $426, respectively)	$ 2,329,409	$ 2,240,258

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.782	.799	.753	.923	.994
Net realized and unrealized gain (loss)	.504	5.233	4.174	(5.753)	(3.438)
Total from investment operations	1.286	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.775)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.916)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	2.71%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	1.63%	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.662	.681	.645	.828	.875
Net realized and unrealized gain (loss)	.490	5.247	4.175	(5.757)	(3.431)
Total from investment operations	1.152	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.651)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.792)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	2.42%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.38%	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.439	.426	.631	.658
Net realized and unrealized gain (loss)	.490	5.239	4.185	(5.740)	(3.448)
Total from investment operations	.914	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.443)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.584)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	1.92%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	.89%	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.903	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	.505	5.227	4.183	(5.729)	(3.425)
Total from investment operations	1.408	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	2.97%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,123	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.904	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	.504	5.226	4.185	(5.753)	(3.439)
Total from investment operations	1.408	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	2.97%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.89%	1.92%	1.98%	2.71%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.6
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	7.3	9.3
Fidelity Equity-Income Fund	9.7	9.4
Fidelity Series 100 Index Fund	6.3	5.2
Fidelity Series Broad Market Opportunities Fund	10.9	9.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.8	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.0	10.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.9
	5.5	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.0	16.4
	26.8	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	5.1
Fidelity Short-Term Bond Fund	5.0	5.1
	9.9	10.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.9%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,716	$ 187,431
Fidelity Blue Chip Growth Fund	3,670	173,888
Fidelity Disciplined Equity Fund	8,764	206,841
Fidelity Equity-Income Fund	6,101	275,158
Fidelity Series 100 Index Fund	17,916	177,909
Fidelity Series Broad Market Opportunities Fund	29,538	310,449
Fidelity Series Small Cap Opportunities Fund	2,431	26,576
TOTAL DOMESTIC EQUITY FUNDS		1,358,252
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,604	284,677
TOTAL EQUITY FUNDS (Cost $1,689,863)		1,642,929
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	8,571	78,680
Fidelity Strategic Income Fund	6,943	78,040
TOTAL HIGH YIELD FIXED-INCOME FUNDS		156,720

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	13,662	$ 149,731
Fidelity Strategic Real Return Fund	16,136	156,039
Fidelity Total Bond Fund	40,340	455,443
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		761,213
TOTAL FIXED-INCOME FUNDS (Cost $908,880)		917,933
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Institutional Class	140,813	140,813
Fidelity Short-Term Bond Fund	16,540	141,744
TOTAL SHORT-TERM FUNDS (Cost $282,038)		282,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,880,781)		2,843,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(273)
NET ASSETS - 100%		$ 2,843,146
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,880,781) - See accompanying schedule	$ 2,843,419

Liabilities
Distribution and service plan fees payable	273

Net Assets	$ 2,843,146
Net Assets consist of:
Paid in capital	$ 3,076,448
Undistributed net investment income	452
Accumulated undistributed net realized gain (loss) on investments	(196,392)
Net unrealized appreciation (depreciation) on investments	(37,362)
Net Assets	$ 2,843,146

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,474.74 ÷ 558.45 shares)	$ 49.20

Maximum offering price per share (100/94.25 of $49.20)	$ 52.20

Class T: Net Asset Value and redemption price per share ($277,932.28 ÷ 5,652.48 shares)	$ 49.17

Maximum offering price per share (100/96.50 of $49.17)	$ 50.95

Class C: Net Asset Value and offering price per share ($174,005.39 ÷ 3,541.01 shares)A	$ 49.14

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,363,129.81 ÷ 48,045.73 shares)	$ 49.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($603.46 ÷ 12.27 shares)	$ 49.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 54,621

Expenses
Distribution and service plan fees	$ 3,372
Independent trustees' compensation	10
Total expenses before reductions	3,382
Expense reductions	(10)	3,372
Net investment income (loss)		51,249
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,270
Capital gain distributions from underlying funds	22,804
Total net realized gain (loss)		34,074
Change in net unrealized appreciation (depreciation) on underlying funds		(39,842)
Net gain (loss)		(5,768)
Net increase (decrease) in net assets resulting from operations		$ 45,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,249	$ 34,462
Net realized gain (loss)	34,074	25,210
Change in net unrealized appreciation (depreciation)	(39,842)	122,897
Net increase (decrease) in net assets resulting from operations	45,481	182,569
Distributions to shareholders from net investment income	(51,325)	(34,152)
Distributions to shareholders from net realized gain	(7,797)	(6,329)
Total distributions	(59,122)	(40,481)
Share transactions - net increase (decrease)	(139,228)	1,729,093
Total increase (decrease) in net assets	(152,869)	1,871,181

Net Assets
Beginning of period	2,996,015	1,124,834
End of period (including undistributed net investment income of $452 and undistributed net investment income of $528, respectively)	$ 2,843,146	$ 2,996,015

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.760	.811	.748	.937	.951
Net realized and unrealized gain (loss)	.441 G	5.306	4.178	(6.127)	(3.464)
Total from investment operations	1.201	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.784)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.921)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B,C,D	2.56%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F,I
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.60%	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.641	.693	.639	.844	.823
Net realized and unrealized gain (loss)	.448 G	5.287	4.183	(6.122)	(3.449)
Total from investment operations	1.089	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.672)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.809)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B,C,D	2.32%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.35%	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.404	.454	.424	.655	.609
Net realized and unrealized gain (loss)	.445 G	5.293	4.179	(6.114)	(3.465)
Total from investment operations	.849	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.452)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.589)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B,C,D	1.80%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.85%	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.880	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	.445 G	5.291	4.183	(6.126)	(3.445)
Total from investment operations	1.325	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	2.82%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,363	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.873	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	.452 G	5.291	4.186	(6.123)	(3.466)
Total from investment operations	1.325	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	2.82%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.3
Fidelity Disciplined Equity Fund	7.4	9.5
Fidelity Equity-Income Fund	9.9	9.6
Fidelity Series 100 Index Fund	6.4	5.3
Fidelity Series Broad Market Opportunities Fund	11.1	9.6
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.7	48.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	15.7	16.1
	26.2	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	4.2
Fidelity Short-Term Bond Fund	4.2	4.2
	8.4	8.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.7%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.0%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.4%

Expected
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,028	$ 140,411
Fidelity Blue Chip Growth Fund	2,756	130,565
Fidelity Disciplined Equity Fund	6,557	154,734
Fidelity Equity-Income Fund	4,571	206,147
Fidelity Series 100 Index Fund	13,431	133,368
Fidelity Series Broad Market Opportunities Fund	22,135	232,637
Fidelity Series Small Cap Opportunities Fund	1,823	19,923
TOTAL DOMESTIC EQUITY FUNDS		1,017,785
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	7,714	228,645
TOTAL EQUITY FUNDS (Cost $1,087,931)		1,246,430
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	6,642	60,974
Fidelity Strategic Income Fund	5,384	60,520
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,494

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	9,840	$ 107,850
Fidelity Strategic Real Return Fund	11,590	112,080
Fidelity Total Bond Fund	29,019	327,624
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		547,554
TOTAL FIXED-INCOME FUNDS (Cost $616,027)		669,048
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class	87,915	87,915
Fidelity Short-Term Bond Fund	10,322	88,458
TOTAL SHORT-TERM FUNDS (Cost $174,051)		176,373
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,878,009)		2,091,851
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$ 2,091,731
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $1,878,009) - See accompanying schedule	$ 2,091,851

Liabilities
Distribution and service plan fees payable	120

Net Assets	$ 2,091,731
Net Assets consist of:
Paid in capital	$ 1,945,769
Undistributed net investment income	325
Accumulated undistributed net realized gain (loss) on investments	(68,205)
Net unrealized appreciation (depreciation) on investments	213,842
Net Assets	$ 2,091,731

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,416 ÷ 1,578.59 shares)	$ 48.41

Maximum offering price per share (100/94.25 of $48.41)	$ 51.36

Class T: Net Asset Value and redemption price per share ($105,423 ÷ 2,177.94 shares)	$ 48.40

Maximum offering price per share (100/96.50 of $48.40)	$ 50.16

Class C: Net Asset Value and offering price per share ($73,661 ÷ 1,522.93 shares)A	$ 48.37

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,810,762 ÷ 37,403.76 shares)	$ 48.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,469 ÷ 526.13 shares)	$ 48.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 29,279

Expenses
Distribution and service plan fees	$ 1,337
Independent trustees' compensation	5
Total expenses before reductions	1,342
Expense reductions	(5)	1,337
Net investment income (loss)		27,942
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,805
Capital gain distributions from underlying funds	11,399
Total net realized gain (loss)		30,204
Change in net unrealized appreciation (depreciation) on underlying funds		(32,596)
Net gain (loss)		(2,392)
Net increase (decrease) in net assets resulting from operations		$ 25,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,942	$ 39,869
Net realized gain (loss)	30,204	(11,271)
Change in net unrealized appreciation (depreciation)	(32,596)	277,762
Net increase (decrease) in net assets resulting from operations	25,550	306,360
Distributions to shareholders from net investment income	(27,910)	(40,181)
Distributions to shareholders from net realized gain	(3,924)	(9,861)
Total distributions	(31,834)	(50,042)
Share transactions - net increase (decrease)	490,682	(897,193)
Total increase (decrease) in net assets	484,398	(640,875)

Net Assets
Beginning of period	1,607,333	2,248,208
End of period (including undistributed net investment income of $325 and undistributed net investment income of $293, respectively)	$ 2,091,731	$ 1,607,333

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.739	.858	.744	.856	.442
Net realized and unrealized gain (loss)	.384	5.317	4.191	(6.093)	(4.811)
Total from investment operations	1.123	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.769)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.903)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	2.44%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.59%	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.736	.636	.791	.373
Net realized and unrealized gain (loss)	.367	5.326	4.191	(6.111)	(4.809)
Total from investment operations	.991	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.647)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.781)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	2.15%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.34%	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.505	.424	.611	.233
Net realized and unrealized gain (loss)	.379	5.319	4.192	(6.107)	(4.812)
Total from investment operations	.769	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.435)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.569)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	1.67%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.84%	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.969	.849	.965	.502
Net realized and unrealized gain (loss)	.377	5.332	4.187	(6.112)	(4.795)
Total from investment operations	1.234	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	2.68%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.973	.848	.974	.511
Net realized and unrealized gain (loss)	.377	5.328	4.188	(6.111)	(4.814)
Total from investment operations	1.234	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	2.68%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.9	7.0
Fidelity Blue Chip Growth Fund	6.4	6.4
Fidelity Disciplined Equity Fund	7.6	9.8
Fidelity Equity-Income Fund	10.1	9.8
Fidelity Series 100 Index Fund	6.5	5.4
Fidelity Series Broad Market Opportunities Fund	11.4	9.8
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	49.9	49.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.0	12.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.4	15.9
	25.8	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.0	3.0
Fidelity Short-Term Bond Fund	3.1	3.0
	6.1	6.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.9%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	6.1%

Six months ago
Domestic Equity Funds	49.2%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.0%

Expected
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 61.9%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,349	$ 181,006
Fidelity Blue Chip Growth Fund	3,555	168,427
Fidelity Disciplined Equity Fund	8,466	199,788
Fidelity Equity-Income Fund	5,891	265,686
Fidelity Series 100 Index Fund	17,332	172,111
Fidelity Series Broad Market Opportunities Fund	28,549	300,051
Fidelity Series Small Cap Opportunities Fund	2,360	25,794
TOTAL DOMESTIC EQUITY FUNDS		1,312,863
International Equity Funds - 12.0%
Fidelity Advisor International Discovery Fund Institutional Class	10,606	314,366
TOTAL EQUITY FUNDS (Cost $1,591,716)		1,627,229
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	8,824	81,004
Fidelity Strategic Income Fund	7,152	80,387
TOTAL HIGH YIELD FIXED-INCOME FUNDS		161,391

	Shares	Value
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	12,233	$ 134,073
Fidelity Strategic Real Return Fund	14,411	139,359
Fidelity Total Bond Fund	35,939	405,757
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		679,189
TOTAL FIXED-INCOME FUNDS (Cost $821,047)		840,580
Short-Term Funds - 6.1%

Fidelity Institutional Money Market Portfolio Institutional Class	80,529	80,529
Fidelity Short-Term Bond Fund	9,455	81,031
TOTAL SHORT-TERM FUNDS (Cost $161,073)		161,560
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,573,836)		2,629,369
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$ 2,629,261
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $2,573,836) - See accompanying schedule		$ 2,629,369
Receivable for investments sold		57,045
Receivable for fund shares sold		205
Total assets		2,686,619

Liabilities
Payable for fund shares redeemed	$ 57,246
Distribution and service plan fees payable	112
Total liabilities		57,358

Net Assets		$ 2,629,261
Net Assets consist of:
Paid in capital		$ 2,657,355
Undistributed net investment income		455
Accumulated undistributed net realized gain (loss) on investments		(84,082)
Net unrealized appreciation (depreciation) on investments		55,533
Net Assets		$ 2,629,261

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,012 ÷ 144.20 shares)		$ 48.63

Maximum offering price per share (100/94.25 of $48.63)		$ 51.60

Class T: Net Asset Value and redemption price per share ($50,892 ÷ 1,046.91 shares)		$ 48.61

Maximum offering price per share (100/96.50 of $48.61)		$ 50.37

Class C: Net Asset Value and offering price per share ($106,859 ÷ 2,201.16 shares)A		$ 48.55

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($2,462,503 ÷ 50,680.40 shares)		$ 48.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,995 ÷ 41.06 shares)		$ 48.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 41,718

Expenses
Distribution and service plan fees	$ 1,602
Independent trustees' compensation	8
Total expenses before reductions	1,610
Expense reductions	(8)	1,602
Net investment income (loss)		40,116
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	101,275
Capital gain distributions from underlying funds	15,939
Total net realized gain (loss)		117,214
Change in net unrealized appreciation (depreciation) on underlying funds		(111,202)
Net gain (loss)		6,012
Net increase (decrease) in net assets resulting from operations		$ 46,128

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,116	$ 34,389
Net realized gain (loss)	117,214	79,518
Change in net unrealized appreciation (depreciation)	(111,202)	119,745
Net increase (decrease) in net assets resulting from operations	46,128	233,652
Distributions to shareholders from net investment income	(40,029)	(34,374)
Distributions to shareholders from net realized gain	(5,624)	(7,263)
Total distributions	(45,653)	(41,637)
Share transactions - net increase (decrease)	478,557	390,065
Total increase (decrease) in net assets	479,032	582,080

Net Assets
Beginning of period	2,150,229	1,568,149
End of period (including undistributed net investment income of $455 and undistributed net investment income of $368, respectively)	$ 2,629,261	$ 2,150,229

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.762	.789	.722	.933	.442
Net realized and unrealized gain (loss)	.331	5.608	4.298	(6.238)	(4.814)
Total from investment operations	1.093	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.771)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.903)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	2.36%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.64%	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.649	.672	.616	.836	.371
Net realized and unrealized gain (loss)	.312	5.604	4.301	(6.227)	(4.809)
Total from investment operations	.961	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.649)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.781)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	2.08%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.39%	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.415	.435	.402	.664	.234
Net realized and unrealized gain (loss)	.310	5.609	4.305	(6.229)	(4.816)
Total from investment operations	.725	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.463)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.595)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	1.57%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.89%	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.885	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	.317	5.602	4.297	(6.231)	(4.810)
Total from investment operations	1.202	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	2.60%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,462	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.865	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	.327	5.616	4.302	(6.238)	(4.818)
Total from investment operations	1.192	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	2.58%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.1	7.1
Fidelity Blue Chip Growth Fund	6.6	6.6
Fidelity Disciplined Equity Fund	7.8	10.0
Fidelity Equity-Income Fund	10.3	10.1
Fidelity Series 100 Index Fund	6.7	5.5
Fidelity Series Broad Market Opportunities Fund	11.7	10.1
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	51.2	50.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.2	3.4
	6.5	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.3	15.8
	25.6	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.9
Fidelity Short-Term Bond Fund	2.0	2.0
	3.9	3.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.6%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	50.4%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	29,622	$ 518,086
Fidelity Blue Chip Growth Fund	10,178	482,231
Fidelity Disciplined Equity Fund	24,182	570,697
Fidelity Equity-Income Fund	16,844	759,653
Fidelity Series 100 Index Fund	49,572	492,245
Fidelity Series Broad Market Opportunities Fund	81,640	858,038
Fidelity Series Small Cap Opportunities Fund	6,716	73,403
TOTAL DOMESTIC EQUITY FUNDS		3,754,353
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	31,748	940,999
TOTAL EQUITY FUNDS (Cost $4,253,790)		4,695,352
Fixed-Income Funds - 32.1%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	25,967	238,378
Fidelity Strategic Income Fund	21,057	236,680
TOTAL HIGH YIELD FIXED-INCOME FUNDS		475,058

	Shares	Value
Investment Grade Fixed-Income Funds - 25.6%
Fidelity Government Income Fund	33,841	$ 370,901
Fidelity Strategic Real Return Fund	39,808	384,940
Fidelity Total Bond Fund	99,637	1,124,907
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,880,748
TOTAL FIXED-INCOME FUNDS (Cost $2,208,883)		2,355,806
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	144,715	144,715
Fidelity Short-Term Bond Fund	16,987	145,582
TOTAL SHORT-TERM FUNDS (Cost $287,922)		290,297
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,750,595)		7,341,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$ 7,341,385
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $6,750,595) - See accompanying schedule		$ 7,341,455
Receivable for investments sold		5,711
Total assets		7,347,166

Liabilities
Payable for fund shares redeemed	$ 5,702
Distribution and service plan fees payable	79
Total liabilities		5,781

Net Assets		$ 7,341,385
Net Assets consist of:
Paid in capital		$ 6,890,897
Undistributed net investment income		1,247
Accumulated undistributed net realized gain (loss) on investments		(141,619)
Net unrealized appreciation (depreciation) on investments		590,860
Net Assets		$ 7,341,385

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,234 ÷ 415.81 shares)		$ 48.66

Maximum offering price per share (100/94.25 of $48.66)		$ 51.63

Class T: Net Asset Value and redemption price per share ($132,242 ÷ 2,717.05 shares)		$ 48.67

Maximum offering price per share (100/96.50 of $48.67)		$ 50.44

Class C: Net Asset Value and offering price per share ($24,411 ÷ 501.90 shares)A		$ 48.64

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($7,138,917 ÷ 146,744.76 shares)		$ 48.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,581 ÷ 525.88 shares)		$ 48.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 117,623

Expenses
Distribution and service plan fees	$ 461
Independent trustees' compensation	21
Total expenses before reductions	482
Expense reductions	(21)	461
Net investment income (loss)		117,162
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,929)
Capital gain distributions from underlying funds	45,545
Total net realized gain (loss)		(18,384)
Change in net unrealized appreciation (depreciation) on underlying funds		71,737
Net gain (loss)		53,353
Net increase (decrease) in net assets resulting from operations		$ 170,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,162	$ 84,257
Net realized gain (loss)	(18,384)	(16,404)
Change in net unrealized appreciation (depreciation)	71,737	478,706
Net increase (decrease) in net assets resulting from operations	170,515	546,559
Distributions to shareholders from net investment income	(117,023)	(84,042)
Distributions to shareholders from net realized gain	(15,935)	(15,604)
Total distributions	(132,958)	(99,646)
Share transactions - net increase (decrease)	1,671,463	1,650,368
Total increase (decrease) in net assets	1,709,020	2,097,281

Net Assets
Beginning of period	5,632,365	3,535,084
End of period (including undistributed net investment income of $1,247 and undistributed net investment income of $1,108, respectively)	$ 7,341,385	$ 5,632,365

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.782	.757	.747	.819	.425
Net realized and unrealized gain (loss)	.281	5.719	4.285	(6.123)	(4.836)
Total from investment operations	1.063	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.791)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.923)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B,C,D	2.30%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.66%	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.660	.637	.642	.739	.365
Net realized and unrealized gain (loss)	.287	5.727	4.281	(6.128)	(4.852)
Total from investment operations	.947	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.675)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.807)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B,C,D	2.05%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.42%	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.427	.402	.430	.560	.226
Net realized and unrealized gain (loss)	.290	5.719	4.275	(6.123)	(4.846)
Total from investment operations	.717	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.465)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.597)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B,C,D	1.55%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.91%	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.897	.880	.857	.900	.496
Net realized and unrealized gain (loss)	.284	5.719	4.279	(6.114)	(4.840)
Total from investment operations	1.181	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	2.56%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,139	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.896	.874	.855	.918	.504
Net realized and unrealized gain (loss)	.275	5.725	4.281	(6.132)	(4.848)
Total from investment operations	1.171	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	2.54%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2012

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, Fidelity Income Replacement 2032 Fund incurred an excise tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. As of July 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 7,608,742	$ 542,630	$ (6,998)	$ 535,632
Fidelity Income Replacement 2018 Fund	5,626,035	173,867	(96,367)	77,500
Fidelity Income Replacement 2020 Fund	4,519,433	365,315	(22,054)	343,261
Fidelity Income Replacement 2022 Fund	4,327,592	105,824	(118,585)	(12,761)
Fidelity Income Replacement 2024 Fund	2,056,669	78,531	(31,434)	47,097
Fidelity Income Replacement 2026 Fund	1,793,507	33,925	(48,154)	(14,229)
Fidelity Income Replacement 2028 Fund	5,549,595	282,496	(108,589)	173,907
Fidelity Income Replacement 2030 Fund	3,754,571	273,886	(35,553)	238,333
Fidelity Income Replacement 2032 Fund	3,186,098	129,654	(15,802)	113,852
Fidelity Income Replacement 2034 Fund	2,076,725	264,999	(12,268)	252,731
Fidelity Income Replacement 2036 Fund	2,890,509	56,864	(103,954)	(47,090)
Fidelity Income Replacement 2038 Fund	1,891,976	205,593	(5,718)	199,875
Fidelity Income Replacement 2040 Fund	2,590,081	80,675	(41,387)	39,288
Fidelity Income Replacement 2042 Fund	6,814,102	610,623	(83,270)	527,353

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 1,442	$ -	$ (407,502)	$ 535,632
Fidelity Income Replacement 2018 Fund	1,086	-	(526,529)	77,500
Fidelity Income Replacement 2020 Fund	884	-	(143,439)	343,261
Fidelity Income Replacement 2022 Fund	814	-	(588,867)	(12,761)
Fidelity Income Replacement 2024 Fund	348	-	(63,122)	47,097
Fidelity Income Replacement 2026 Fund	310	-	(194,108)	(14,229)
Fidelity Income Replacement 2028 Fund	1,051	-	(524,163)	173,907
Fidelity Income Replacement 2030 Fund	678	-	(144,620)	238,333
Fidelity Income Replacement 2032 Fund	569	16,335	(182,121)	113,852
Fidelity Income Replacement 2034 Fund	424	-	(91,872)	252,731
Fidelity Income Replacement 2036 Fund	462	-	(186,673)	(47,090)
Fidelity Income Replacement 2038 Fund	353	-	(51,935)	199,875
Fidelity Income Replacement 2040 Fund	482	3,001	(70,866)	39,288
Fidelity Income Replacement 2042 Fund	1,256	-	(69,413)	527,353

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(78,455)	(410,862)	(37,212)	(526,529)
Fidelity Income Replacement 2020 Fund	(2,795)	(118,446)	(22,198)	(143,439)
Fidelity Income Replacement 2022 Fund	(33,352)	(481,397)	(74,118)	(588,867)
Fidelity Income Replacement 2024 Fund	-	(4,778)	(58,344)	(63,122)
Fidelity Income Replacement 2026 Fund	-	(194,108)	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	(313,738)	(210,425)	(524,163)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(182,121)	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	(48,212)	(43,660)	(91,872)
Fidelity Income Replacement 2036 Fund	(33)	(183,763)	(2,877)	(186,673)
Fidelity Income Replacement 2038 Fund	-	(3,448)	(48,487)	(51,935)
Fidelity Income Replacement 2040 Fund	-	(54,176)	(16,690)	(70,866)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,939)	(51,393)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Income Replacement 2016 Fund	$ (28,964)	$ (5,046)	$ (34,010)	$ (407,502)
Fidelity Income Replacement 2018 Fund	-	-	-	(526,529)
Fidelity Income Replacement 2020 Fund	-	-	-	(143,439)
Fidelity Income Replacement 2022 Fund	-	-	-	(588,867)
Fidelity Income Replacement 2024 Fund	-	-	-	(63,122)
Fidelity Income Replacement 2026 Fund	-	-	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	-	-	(524,163)
Fidelity Income Replacement 2030 Fund	(24,894)	-	(24,894)	(144,620)
Fidelity Income Replacement 2032 Fund	-	-	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	-	-	(91,872)
Fidelity Income Replacement 2036 Fund	-	-	-	(186,673)
Fidelity Income Replacement 2038 Fund	-	-	-	(51,935)
Fidelity Income Replacement 2040 Fund	-	-	-	(70,866)
Fidelity Income Replacement 2042 Fund	(18,020)	-	(18,020)	(69,413)

The tax character of distributions paid was as follows:

July 31, 2012
	Ordinary Income	Long Term Capital Gain
Fidelity Income Replacement 2016 Fund	$ 184,121	$ -
Fidelity Income Replacement 2018 Fund	108,300	-
Fidelity Income Replacement 2020 Fund	88,531	-
Fidelity Income Replacement 2022 Fund	75,143	-
Fidelity Income Replacement 2024 Fund	39,513	-
Fidelity Income Replacement 2026 Fund	41,581	-
Fidelity Income Replacement 2028 Fund	118,215	-
Fidelity Income Replacement 2030 Fund	91,139	-
Fidelity Income Replacement 2032 Fund	44,243	100,975
Fidelity Income Replacement 2034 Fund	46,714	-
Fidelity Income Replacement 2036 Fund	59,122	-

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2012
	Ordinary Income	Long Term Capital Gain
Fidelity Income Replacement 2038 Fund	$ 31,834	$ -
Fidelity Income Replacement 2040 Fund	45,653	-
Fidelity Income Replacement 2042 Fund	132,958	-
July 31, 2011
Fidelity Income Replacement 2016 Fund	253,172	-
Fidelity Income Replacement 2018 Fund	135,712	-
Fidelity Income Replacement 2020 Fund	88,505	-
Fidelity Income Replacement 2022 Fund	70,615	-
Fidelity Income Replacement 2024 Fund	36,771	-
Fidelity Income Replacement 2026 Fund	28,540	-
Fidelity Income Replacement 2028 Fund	142,480	-
Fidelity Income Replacement 2030 Fund	65,364	-
Fidelity Income Replacement 2032 Fund	47,734	-
Fidelity Income Replacement 2034 Fund	45,760	-
Fidelity Income Replacement 2036 Fund	40,481	-
Fidelity Income Replacement 2038 Fund	50,042	-
Fidelity Income Replacement 2040 Fund	41,637	-
Fidelity Income Replacement 2042 Fund	99,646	-

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,982,259	5,886,298
Fidelity Income Replacement 2018 Fund	2,611,758	2,238,246
Fidelity Income Replacement 2020 Fund	2,353,256	1,502,594
Fidelity Income Replacement 2022 Fund	2,403,587	1,530,056
Fidelity Income Replacement 2024 Fund	1,408,202	1,216,839
Fidelity Income Replacement 2026 Fund	1,201,504	1,533,472
Fidelity Income Replacement 2028 Fund	2,500,917	2,877,520
Fidelity Income Replacement 2030 Fund	2,068,300	2,436,909
Fidelity Income Replacement 2032 Fund	2,532,217	857,793
Fidelity Income Replacement 2034 Fund	832,957	747,402
Fidelity Income Replacement 2036 Fund	1,807,108	1,931,379
Fidelity Income Replacement 2038 Fund	1,418,153	919,930
Fidelity Income Replacement 2040 Fund	1,893,123	1,404,157
Fidelity Income Replacement 2042 Fund	4,190,776	2,489,490

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,125	$ 5
Class T	.25%	.25%	1,580	8
Class C	.75%	.25%	9,353	3,196
			$ 14,058	$ 3,209
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,894	$ -
Class T	.25%	.25%	686	10
Class C	.75%	.25%	2,215	431
			$ 4,795	$ 441
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,024	$ 458
Class T	.25%	.25%	930	4
Class C	.75%	.25%	2,868	664
			$ 4,822	$ 1,126
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 492	$ 4
Class T	.25%	.25%	54	-
Class C	.75%	.25%	281	38
			$ 827	$ 42
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 512	$ 12
Class T	.25%	.25%	747	97
Class C	.75%	.25%	1,668	43
			$ 2,927	$ 152
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 294	$ 1
Class T	.25%	.25%	616	24
Class C	.75%	.25%	1,736	92
			$ 2,646	$ 117
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 310	$ -
Class T	.25%	.25%	626	-
Class C	.75%	.25%	420	1
			$ 1,356	$ 1
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 180	$ 4
Class T	.25%	.25%	63	31
Class C	.75%	.25%	3,114	1,538
			$ 3,357	$ 1,573
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 521	$ 14
Class T	.25%	.25%	120	120
Class C	.75%	.25%	269	266
			$ 910	$ 400
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 45	$ 45
Class T	.25%	.25%	120	120
Class C	.75%	.25%	232	232
			$ 397	$ 397
Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 68	$ 50
Class T	.25%	.25%	1,370	28
Class C	.75%	.25%	1,934	674
			$ 3,372	$ 752
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 103	$ 4
Class T	.25%	.25%	528	36
Class C	.75%	.25%	706	11
			$ 1,337	$ 51
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 129	$ 18
Class T	.25%	.25%	590	30
Class C	.75%	.25%	883	126
			$ 1,602	$ 174
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 58	$ 13
Class T	.25%	.25%	164	120
Class C	.75%	.25%	239	239
			$ 461	$ 372

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 30
Fidelity Income Replacement 2018 Fund
Class A	$ 336
Class C*	6
$ 342
Fidelity Income Replacement 2020 Fund
Class A	$ 1
Fidelity Income Replacement 2022 Fund
Class A	$ 1,870
Fidelity Income Replacement 2024 Fund
Class T	$ 690
Fidelity Income Replacement 2026 Fund
Class T	$ 440
Fidelity Income Replacement 2028 Fund
Class A	$ 293
Fidelity Income Replacement 2036 Fund
Class C*	$ 214
Fidelity Income Replacement 2038 Fund
Class A	$ 316
Fidelity Income Replacement 2042 Fund
Class A	$ 3
Class T	536
$ 539

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*

Fidelity Income Replacement 2016 Fund	$ 33
Fidelity Income Replacement 2018 Fund	18
Fidelity Income Replacement 2020 Fund	15
Fidelity Income Replacement 2022 Fund	12
Fidelity Income Replacement 2024 Fund	6
Fidelity Income Replacement 2026 Fund	10
Fidelity Income Replacement 2028 Fund	20
Fidelity Income Replacement 2030 Fund	20
Fidelity Income Replacement 2032 Fund	8
Fidelity Income Replacement 2034 Fund	8
Fidelity Income Replacement 2036 Fund	10
Fidelity Income Replacement 2038 Fund	5
Fidelity Income Replacement 2040 Fund	8
Fidelity Income Replacement 2042 Fund	21

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

In addition, FMR or its affiliates agreed to reimburse Fidelity Income Replacement 2032 Fund's tax expense of $2,853.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2012	2011
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 17,921	$ 34,923
Class T	3,481	8,720
Class C	7,453	10,052
Income Replacement 2016	115,628	138,777
Institutional Class	1,088	1,953
Total	$ 145,571	$ 194,425
From net realized gain
Class A	$ 4,976	$ 11,231
Class T	1,014	3,381
Class C	4,218	6,082
Income Replacement 2016	28,030	37,507
Institutional Class	312	546
Total	$ 38,550	$ 58,747
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 11,734	$ 18,636
Class T	1,790	1,201
Class C	2,008	1,971
Income Replacement 2018	68,941	78,313
Institutional Class	3,499	6,785
Total	$ 87,972	$ 106,906
From net realized gain
Class A	$ 3,011	$ 5,977
Class T	560	252
Class C	852	980
Income Replacement 2018	15,393	19,822
Institutional Class	512	1,775
Total	$ 20,328	$ 28,806

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,597	$ 10,048
Class T	2,545	2,330
Class C	2,699	2,700
Income Replacement 2020	61,446	55,571
Institutional Class	563	898
Total	$ 73,850	$ 71,547
From net realized gain
Class A	$ 1,517	$ 2,797
Class T	694	638
Class C	1,162	1,402
Income Replacement 2020	11,189	11,887
Institutional Class	119	234
Total	$ 14,681	$ 16,958
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,823	$ 1,130
Class T	136	862
Class C	226	326
Income Replacement 2022	60,936	55,484
Institutional Class	60	83
Total	$ 64,181	$ 57,885
From net realized gain
Class A	$ 242	$ 313
Class T	32	343
Class C	95	169
Income Replacement 2022	10,582	11,885
Institutional Class	11	20
Total	$ 10,962	$ 12,730
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,343	$ 4,200
Class T	2,287	640
Class C	1,494	1,582
Income Replacement 2024	25,214	22,670
Institutional Class	445	601
Total	$ 32,783	$ 29,693
From net realized gain
Class A	$ 710	$ 1,169
Class T	601	211
Class C	575	755
Income Replacement 2024	4,764	4,799
Institutional Class	80	144
Total	$ 6,730	$ 7,078

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,894	$ 847
Class T	1,958	1,742
Class C	1,363	1,651
Income Replacement 2026	29,280	19,092
Institutional Class	440	582
Total	$ 34,935	$ 23,914
From net realized gain
Class A	$ 335	$ 163
Class T	383	515
Class C	570	762
Income Replacement 2026	5,283	3,053
Institutional Class	75	133
Total	$ 6,646	$ 4,626
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,930	$ 5,819
Class T	1,741	1,766
Class C	376	483
Income Replacement 2028	96,589	108,055
Institutional Class	441	594
Total	$ 101,077	$ 116,717
From net realized gain
Class A	$ 325	$ 1,624
Class T	397	551
Class C	135	224
Income Replacement 2028	16,208	23,226
Institutional Class	73	138
Total	$ 17,138	$ 25,763
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,185	$ 1,034
Class T	164	193
Class C	2,987	2,028
Income Replacement 2030	72,596	50,801
Institutional Class	441	585
Total	$ 77,373	$ 54,641
From net realized gain
Class A	$ 209	$ 210
Class T	38	35
Class C	991	777
Income Replacement 2030	12,458	9,584
Institutional Class	70	117
Total	$ 13,766	$ 10,723

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,369	$ 3,720
Class T	301	432
Class C	213	229
Income Replacement 2032	35,223	33,843
Institutional Class	297	1,022
Total	$ 39,403	$ 39,246
From net realized gain
Class A	$ 7,528	$ 874
Class T	816	125
Class C	1,719	104
Income Replacement 2032	95,178	7,076
Institutional Class	574	309
Total	$ 105,815	$ 8,488
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 276	$ 364
Class T	304	408
Class C	184	191
Income Replacement 2034	37,641	34,754
Institutional Class	2,077	1,932
Total	$ 40,482	$ 37,649
From net realized gain
Class A	$ 50	$ 99
Class T	65	130
Class C	49	99
Income Replacement 2034	5,761	7,355
Institutional Class	307	428
Total	$ 6,232	$ 8,111
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 435	$ 555
Class T	3,886	3,944
Class C	1,851	1,241
Income Replacement 2036	44,807	26,829
Institutional Class	346	1,583
Total	$ 51,325	$ 34,152
From net realized gain
Class A	$ 75	$ 116
Class T	793	928
Class C	576	398
Income Replacement 2036	6,275	4,588
Institutional Class	78	299
Total	$ 7,797	$ 6,329

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 670	$ 565
Class T	1,443	664
Class C	658	725
Income Replacement 2038	24,679	37,593
Institutional Class	460	634
Total	$ 27,910	$ 40,181
From net realized gain
Class A	$ 96	$ 135
Class T	297	137
Class C	202	333
Income Replacement 2038	3,260	9,117
Institutional Class	69	139
Total	$ 3,924	$ 9,861
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 967	$ 1,176
Class T	1,654	1,854
Class C	819	859
Income Replacement 2040	36,057	29,421
Institutional Class	532	1,064
Total	$ 40,029	$ 34,374
From net realized gain
Class A	$ 224	$ 360
Class T	359	502
Class C	216	361
Income Replacement 2040	4,701	5,813
Institutional Class	124	227
Total	$ 5,624	$ 7,263
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 362	$ 425
Class T	503	459
Class C	232	302
Income Replacement 2042	115,451	82,219
Institutional Class	475	637
Total	$ 117,023	$ 84,042
From net realized gain
Class A	$ 53	$ 108
Class T	67	138
Class C	65	136
Income Replacement 2042	15,682	15,082
Institutional Class	68	140
Total	$ 15,935	$ 15,604

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	1,492	$ -	$ 72,585
Reinvestment of distributions	365	780	17,945	38,177
Shares redeemed	(18,902)	(15,236)	(929,690)	(747,263)
Net increase (decrease)	(18,537)	(12,964)	$ (911,745)	$ (636,501)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2016 Fund
Class T
Shares sold	265	-	$ 12,983	$ -
Reinvestment of distributions	63	201	3,101	9,845
Shares redeemed	(7,104)	(3,144)	(347,550)	(154,952)
Net increase (decrease)	(6,776)	(2,943)	$ (331,466)	$ (145,107)
Class C
Shares sold	6,125	2,527	$ 300,000	$ 125,000
Reinvestment of distributions	157	238	7,690	11,623
Shares redeemed	(3,855)	(10,384)	(191,514)	(518,601)
Net increase (decrease)	2,427	(7,619)	$ 116,176	$ (381,978)
Income Replacement 2016
Shares sold	28,998	39,876	$ 1,428,856	$ 1,956,078
Reinvestment of distributions	1,178	1,346	57,868	66,013
Shares redeemed	(46,750)	(50,919)	(2,309,726)	(2,509,419)
Net increase (decrease)	(16,574)	(9,697)	$ (823,002)	$ (487,328)
Institutional Class
Shares sold	752	841	$ 36,796	$ 41,400
Reinvestment of distributions	15	8	731	403
Shares redeemed	(675)	(2,264)	(33,700)	(113,147)
Net increase (decrease)	92	(1,415)	$ 3,827	$ (71,344)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,088	1,564	$ 54,624	$ 72,093
Reinvestment of distributions	161	230	7,873	11,233
Shares redeemed	(1,911)	(10,781)	(94,143)	(535,725)
Net increase (decrease)	(662)	(8,987)	$ (31,646)	$ (452,399)
Class T
Shares sold	-	2,045	$ -	$ 102,042
Reinvestment of distributions	18	14	863	665
Shares redeemed	(458)	(207)	(22,651)	(10,225)
Net increase (decrease)	(440)	1,852	$ (21,788)	$ 92,482
Class C
Shares sold	4,696	697	$ 235,500	$ 35,000
Reinvestment of distributions	47	46	2,324	2,243
Shares redeemed	(586)	(541)	(28,893)	(26,508)
Net increase (decrease)	4,157	202	$ 208,931	$ 10,735
Income Replacement 2018
Shares sold	19,759	27,556	$ 973,771	$ 1,335,152
Reinvestment of distributions	478	432	23,334	21,162
Shares redeemed	(19,401)	(30,915)	(957,919)	(1,518,106)
Net increase (decrease)	836	(2,927)	$ 39,186	$ (161,792)
Institutional Class
Shares sold	6,698	-	$ 338,000	$ -
Reinvestment of distributions	12	6	589	294
Shares redeemed	(3,839)	(1,111)	(185,000)	(54,894)
Net increase (decrease)	2,871	(1,105)	$ 153,589	$ (54,600)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	179	5	$ 9,014	$ 266
Reinvestment of distributions	105	193	5,145	9,448
Shares redeemed	(946)	(4,655)	(46,428)	(230,357)
Net increase (decrease)	(662)	(4,457)	$ (32,269)	$ (220,643)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2020 Fund
Class T
Shares sold	-	1,002	$ -	$ 50,063
Reinvestment of distributions	54	56	2,633	2,725
Shares redeemed	(240)	(41)	(11,738)	(2,073)
Net increase (decrease)	(186)	1,017	$ (9,105)	$ 50,715
Class C
Shares sold	1,771	-	$ 87,281	$ -
Reinvestment of distributions	57	59	2,797	2,866
Shares redeemed	(355)	(1,882)	(17,952)	(93,646)
Net increase (decrease)	1,473	(1,823)	$ 72,126	$ (90,780)
Income Replacement 2020
Shares sold	29,581	36,410	$ 1,469,844	$ 1,796,170
Reinvestment of distributions	529	417	25,967	20,472
Shares redeemed	(13,868)	(23,522)	(675,878)	(1,171,587)
Net increase (decrease)	16,242	13,305	$ 819,933	$ 645,055
Institutional Class
Shares sold	-	397	$ -	$ 20,000
Reinvestment of distributions	14	23	682	1,132
Shares redeemed	(399)	(833)	(20,000)	(41,702)
Net increase (decrease)	(385)	(413)	$ (19,318)	$ (20,570)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	6,423	567	$ 316,060	$ 27,240
Reinvestment of distributions	23	15	1,138	735
Shares redeemed	(243)	(67)	(12,069)	(3,203)
Net increase (decrease)	6,203	515	$ 305,129	$ 24,772
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	15	168	718
Shares redeemed	(357)	(1,248)	(17,200)	(61,978)
Net increase (decrease)	(354)	(1,233)	$ (17,032)	$ (61,260)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	4	35	172
Shares redeemed	(92)	(319)	(4,361)	(15,279)
Net increase (decrease)	(91)	(315)	$ (4,326)	$ (15,107)
Income Replacement 2022
Shares sold	29,354	23,188	$ 1,440,819	$ 1,142,442
Reinvestment of distributions	314	293	15,180	14,318
Shares redeemed	(18,125)	(10,448)	(881,196)	(520,826)
Net increase (decrease)	11,543	13,033	$ 574,803	$ 635,934
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	2	71	103
Shares redeemed	(11)	(37)	(514)	(1,783)
Net increase (decrease)	(10)	(35)	$ (443)	$ (1,680)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	622	117	$ 30,000	$ 5,864
Reinvestment of distributions	61	86	2,969	4,191
Shares redeemed	(226)	(2,180)	(10,864)	(108,524)
Net increase (decrease)	457	(1,977)	$ 22,105	$ (98,469)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2024 Fund
Class T
Shares sold	2,920	-	$ 135,760	$ -
Reinvestment of distributions	22	17	1,077	851
Shares redeemed	(289)	(392)	(14,000)	(18,805)
Net increase (decrease)	2,653	(375)	$ 122,837	$ (17,954)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	19	209	922
Shares redeemed	(75)	(74)	(3,683)	(3,621)
Net increase (decrease)	(71)	(55)	$ (3,474)	$ (2,699)
Income Replacement 2024
Shares sold	16,063	9,431	$ 781,886	$ 469,295
Reinvestment of distributions	214	156	10,356	7,661
Shares redeemed	(15,497)	(2,819)	(749,124)	(138,862)
Net increase (decrease)	780	6,768	$ 43,118	$ 338,094
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	525	745
Shares redeemed	(79)	(268)	(3,719)	(12,871)
Net increase (decrease)	(68)	(253)	$ (3,194)	$ (12,126)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	671	1,608	$ 33,486	$ 79,966
Reinvestment of distributions	21	16	1,014	777
Shares redeemed	(98)	(434)	(4,755)	(20,829)
Net increase (decrease)	594	1,190	$ 29,745	$ 59,914
Class T
Shares sold	3,515	187	$ 173,430	$ 8,556
Reinvestment of distributions	39	38	1,904	1,819
Shares redeemed	(236)	(172)	(11,308)	(7,742)
Net increase (decrease)	3,318	53	$ 164,026	$ 2,633
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	41	50	1,933	2,413
Shares redeemed	(3,579)	(206)	(176,288)	(9,967)
Net increase (decrease)	(3,538)	(156)	$ (174,355)	$ (7,554)
Income Replacement 2026
Shares sold	15,104	24,011	$ 721,544	$ 1,180,279
Reinvestment of distributions	331	233	15,918	11,328
Shares redeemed	(22,948)	(4,444)	(1,095,887)	(219,154)
Net increase (decrease)	(7,513)	19,800	$ (358,425)	$ 972,453
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	515	715
Shares redeemed	(79)	(269)	(3,694)	(12,796)
Net increase (decrease)	(68)	(254)	$ (3,179)	$ (12,081)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,288	-	$ 61,784	$ -
Reinvestment of distributions	45	153	2,202	7,443
Shares redeemed	(1,360)	(5,420)	(64,118)	(273,625)
Net increase (decrease)	(27)	(5,267)	$ (132)	$ (266,182)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2028 Fund
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	24	397	1,194
Shares redeemed	(83)	(4,677)	(4,076)	(209,519)
Net increase (decrease)	(75)	(4,653)	$ (3,679)	$ (208,325)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	4	163	180
Shares redeemed	(326)	(148)	(16,000)	(7,212)
Net increase (decrease)	(323)	(144)	$ (15,837)	$ (7,032)
Income Replacement 2028
Shares sold	18,525	9,722	$ 916,759	$ 477,899
Reinvestment of distributions	574	871	27,535	42,621
Shares redeemed	(27,768)	(13,911)	(1,327,202)	(676,445)
Net increase (decrease)	(8,669)	(3,318)	$ (382,908)	$ (155,925)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	514	732
Shares redeemed	(79)	(266)	(3,680)	(12,757)
Net increase (decrease)	(68)	(251)	$ (3,166)	$ (12,025)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	508	534	$ 25,016	$ 26,388
Reinvestment of distributions	6	10	292	506
Shares redeemed	(249)	(578)	(12,382)	(27,630)
Net increase (decrease)	265	(34)	$ 12,926	$ (736)
Class T
Shares sold	130	130	$ 5,786	$ 6,467
Reinvestment of distributions	4	4	202	177
Shares redeemed	(172)	(839)	(7,763)	(39,979)
Net increase (decrease)	(38)	(705)	$ (1,775)	$ (33,335)
Class C
Shares sold	1,702	2,512	$ 80,000	$ 125,006
Reinvestment of distributions	44	56	2,115	2,702
Shares redeemed	(960)	(1,287)	(46,183)	(63,685)
Net increase (decrease)	786	1,281	$ 35,932	$ 64,023
Income Replacement 2030
Shares sold	18,798	52,301	$ 902,632	$ 2,568,351
Reinvestment of distributions	726	466	34,661	22,746
Shares redeemed	(28,344)	(9,315)	(1,372,064)	(455,782)
Net increase (decrease)	(8,820)	43,452	$ (434,771)	$ 2,135,315
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	14	511	702
Shares redeemed	(79)	(267)	(3,667)	(12,724)
Net increase (decrease)	(68)	(253)	$ (3,156)	$ (12,022)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	1,251	$ -	$ 61,087
Reinvestment of distributions	220	92	10,424	4,419
Shares redeemed	(52)	(1,523)	(2,367)	(74,213)
Net increase (decrease)	168	(180)	$ 8,057	$ (8,707)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2032 Fund
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	12	1,117	557
Shares redeemed	(78)	(266)	(3,575)	(12,454)
Net increase (decrease)	(54)	(254)	$ (2,458)	$ (11,897)
Class C
Shares sold	660	-	$ 32,801	$ -
Reinvestment of distributions	41	7	1,932	333
Shares redeemed	(65)	(221)	(2,961)	(10,354)
Net increase (decrease)	636	(214)	$ 31,772	$ (10,021)
Income Replacement 2032
Shares sold	42,168	13,347	$ 2,026,945	$ 630,717
Reinvestment of distributions	2,499	561	118,902	27,010
Shares redeemed	(8,682)	(18,955)	(414,301)	(922,796)
Net increase (decrease)	35,985	(5,047)	$ 1,731,546	$ (265,069)
Institutional Class
Shares sold	-	550	$ -	$ 25,000
Reinvestment of distributions	18	11	871	530
Shares redeemed	(54)	(1,556)	(2,502)	(74,627)
Net increase (decrease)	(36)	(995)	$ (1,631)	$ (49,097)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	10	326	462
Shares redeemed	(59)	(199)	(2,697)	(9,387)
Net increase (decrease)	(52)	(189)	$ (2,371)	$ (8,925)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	11	369	538
Shares redeemed	(77)	(263)	(3,548)	(12,373)
Net increase (decrease)	(69)	(252)	$ (3,179)	$ (11,835)
Class C
Shares sold	517	-	$ 25,724	$ -
Reinvestment of distributions	5	6	233	289
Shares redeemed	(58)	(199)	(2,686)	(9,399)
Net increase (decrease)	464	(193)	$ 23,271	$ (9,110)
Income Replacement 2034
Shares sold	3,140	15,037	$ 153,765	$ 741,550
Reinvestment of distributions	241	308	11,289	14,854
Shares redeemed	(2,549)	(11,217)	(121,949)	(548,641)
Net increase (decrease)	832	4,128	$ 43,105	$ 207,763
Institutional Class
Shares sold	258	-	$ 12,168	$ -
Reinvestment of distributions	50	40	2,360	1,922
Shares redeemed	(14)	(4)	(664)	(220)
Net increase (decrease)	294	36	$ 13,864	$ 1,702
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	22	$ -	$ 1,088
Reinvestment of distributions	11	14	510	671
Shares redeemed	(92)	(305)	(4,164)	(14,218)
Net increase (decrease)	(81)	(269)	$ (3,654)	$ (12,459)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2036 Fund
Class T
Shares sold	-	592	$ -	$ 29,293
Reinvestment of distributions	31	41	1,410	1,979
Shares redeemed	(264)	(810)	(12,509)	(39,495)
Net increase (decrease)	(233)	(177)	$ (11,099)	$ (8,223)
Class C
Shares sold	30	1,929	$ 1,500	$ 93,800
Reinvestment of distributions	52	34	2,427	1,639
Shares redeemed	(959)	(264)	(46,079)	(12,450)
Net increase (decrease)	(877)	1,699	$ (42,152)	$ 82,989
Income Replacement 2036
Shares sold	20,071	36,939	$ 968,864	$ 1,794,635
Reinvestment of distributions	223	302	10,328	14,515
Shares redeemed	(22,004)	(1,164)	(1,034,063)	(56,447)
Net increase (decrease)	(1,710)	36,077	$ (54,871)	$ 1,752,703
Institutional Class
Shares sold	-	49	$ -	$ 2,283
Reinvestment of distributions	9	40	424	1,882
Shares redeemed	(563)	(1,881)	(27,876)	(90,082)
Net increase (decrease)	(554)	(1,792)	$ (27,452)	$ (85,917)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	851	-	$ 39,713	$ -
Reinvestment of distributions	16	15	766	700
Shares redeemed	-	(37)	-	(1,526)
Net increase (decrease)	867	(22)	$ 40,479	$ (826)
Class T
Shares sold	-	2,160	$ -	$ 103,818
Reinvestment of distributions	13	13	612	597
Shares redeemed	(465)	(408)	(20,928)	(19,017)
Net increase (decrease)	(452)	1,765	$ (20,316)	$ 85,398
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	22	859	1,058
Shares redeemed	-	(624)	-	(28,467)
Net increase (decrease)	19	(602)	$ 859	$ (27,409)
Income Replacement 2038
Shares sold	20,341	1,521	$ 976,884	$ 73,871
Reinvestment of distributions	325	582	15,074	27,411
Shares redeemed	(11,169)	(21,894)	(518,978)	(1,042,929)
Net increase (decrease)	9,497	(19,791)	$ 472,980	$ (941,647)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	16	529	773
Shares redeemed	(86)	(291)	(3,849)	(13,482)
Net increase (decrease)	(75)	(275)	$ (3,320)	$ (12,709)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	7	2,779	$ 317	$ 131,112
Reinvestment of distributions	26	26	1,191	1,246
Shares redeemed	(1,864)	(1,627)	(90,268)	(77,967)
Net increase (decrease)	(1,831)	1,178	$ (88,760)	$ 54,391

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2040 Fund
Class T
Shares sold	63	59	$ 2,938	$ 2,795
Reinvestment of distributions	44	50	2,013	2,356
Shares redeemed	(1,755)	(1)	(82,476)	(45)
Net increase (decrease)	(1,648)	108	$ (77,525)	$ 5,106
Class C
Shares sold	543	-	$ 26,345	$ -
Reinvestment of distributions	22	26	1,035	1,220
Shares redeemed	-	(679)	-	(31,060)
Net increase (decrease)	565	(653)	$ 27,380	$ (29,840)
Income Replacement 2040
Shares sold	26,082	31,872	$ 1,264,360	$ 1,546,264
Reinvestment of distributions	331	348	15,315	16,441
Shares redeemed	(12,843)	(24,432)	(618,513)	(1,181,522)
Net increase (decrease)	13,570	7,788	$ 661,162	$ 381,183
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	27	656	1,291
Shares redeemed	(961)	(478)	(44,356)	(22,066)
Net increase (decrease)	(947)	(451)	$ (43,700)	$ (20,775)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	245	427	$ 11,886	$ 20,347
Reinvestment of distributions	9	11	415	533
Shares redeemed	(304)	(643)	(14,424)	(30,601)
Net increase (decrease)	(50)	(205)	$ (2,123)	$ (9,721)
Class T
Shares sold	2,200	-	$ 105,795	$ -
Reinvestment of distributions	12	13	570	597
Shares redeemed	(84)	(287)	(3,786)	(13,228)
Net increase (decrease)	2,128	(274)	$ 102,579	$ (12,631)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	9	297	438
Shares redeemed	(83)	(283)	(3,716)	(13,030)
Net increase (decrease)	(77)	(274)	$ (3,419)	$ (12,592)
Income Replacement 2042
Shares sold	52,015	40,366	$ 2,501,513	$ 1,950,277
Reinvestment of distributions	1,220	1,123	56,045	53,152
Shares redeemed	(20,364)	(6,501)	(979,817)	(305,462)
Net increase (decrease)	32,871	34,988	$ 1,577,741	$ 1,697,967
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	16	543	777
Shares redeemed	(87)	(291)	(3,858)	(13,432)
Net increase (decrease)	(75)	(275)	$ (3,315)	$ (12,655)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

8. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	17%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 26, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Income Replacement 2016	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2018	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2020	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2022	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2024	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2026	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2028	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2030	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2032	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.221
Class T	09/10/12	09/07/12	$0.221
Class C	09/10/12	09/07/12	$0.221
Income Replacement 2034	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2036	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2038	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000
Income Replacement 2040	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.057
Class T	09/10/12	09/07/12	$0.057
Class C	09/10/12	09/07/12	$0.057
Income Replacement 2042	Pay Date	Record Date	Capital Gains
Class A	09/10/12	09/07/12	$0.000
Class T	09/10/12	09/07/12	$0.000
Class C	09/10/12	09/07/12	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2032	$16,451
Income Replacement 2040	$3,001

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class A	6.43%
Class T	6.43%
Class C	6.43%
Income Replacement 2018
Class A	6.34%
Class T	6.34%
Class C	6.34%
Income Replacement 2020
Class A	5.77%
Class T	5.77%
Class C	5.77%
Income Replacement 2022
Class A	5.49%
Class T	5.49%
Class C	5.49%
Income Replacement 2024
Class A	5.07%
Class T	5.07%
Class C	5.07%
Income Replacement 2026
Class A	4.86%
Class T	4.86%
Class C	4.86%
Income Replacement 2028
Class A	4.72%
Class T	4.72%
Class C	4.72%
Income Replacement 2030
Class A	4.49%
Class T	4.49%
Class C	4.49%
Income Replacement 2032
Class A	4.76%
Class T	4.76%
Class C	4.76%
Income Replacement 2034
Class A	4.38%
Class T	4.38%
Class C	4.38%
Income Replacement 2036
Class A	4.28%
Class T	4.28%
Class C	4.28%
Income Replacement 2038
Class A	4.26%
Class T	4.26%
Class C	4.26%
Income Replacement 2040
Class A	4.07%
Class T	4.07%
Class C	4.07%
Income Replacement 2042
Class A	3.96%
Class T	3.96%
Class C	3.96%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C
Income Replacement 2016
August 2011	13%	18%	51%
September 2011	17%	21%	32%
October 2011	16%	18%	24%
November 2011	16%	21%	57%
December 2011 (Ex-Date 12/22/11)	15%	15%	15%
December 2011 (Ex-Date 12/29/11)	15%	18%	18%
January 2012	8%	8%	36%
February 2012	8%	11%	37%
March 2012	8%	11%	91%
April 2012	8%	9%	12%
May 2012	9%	13%	100%
June 2012	8%	12%	54%
July 2012	8%	9%	13%
	Class A	Class T	Class C
Income Replacement 2018
August 2011	18%	25%	88%
September 2011	24%	31%	89%
October 2011	22%	25%	37%
November 2011	23%	31%	90%
December 2011 (Ex-Date 12/22/11)	20%	20%	20%
December 2011 (Ex-Date 12/29/11)	21%	22%	25%
January 2012	11%	15%	100%
February 2012	11%	15%	65%
March 2012	11%	16%	100%
April 2012	10%	11%	15%
May 2012	11%	17%	100%
June 2012	11%	16%	92%
July 2012	10%	11%	13%
	Class A	Class T	Class C
Income Replacement 2020
August 2011	22%	30%	100%
September 2011	28%	37%	100%
October 2011	27%	30%	36%
November 2011	28%	39%	100%
December 2011 (Ex-Date 12/22/11)	25%	25%	25%
December 2011 (Ex-Date 12/29/11)	25%	27%	29%
January 2012	14%	20%	100%
February 2012	14%	20%	100%
March 2012	15%	22%	0%
April 2012	13%	14%	19%
May 2012	15%	22%	100%
June 2012	14%	19%	97%
July 2012	13%	15%	20%
	Class A	Class T	Class C
Income Replacement 2022
August 2011	26%	38%	100%
September 2011	35%	41%	100%
October 2011	32%	36%	50%
November 2011	36%	100%	100%
December 2011 (Ex-Date 12/22/11)	28%	28%	28%
December 2011 (Ex-Date 12/29/11)	29%	30%	34%
January 2012	14%	20%	0%
February 2012	17%	29%	100%
March 2012	16%	33%	100%
April 2012	14%	18%	22%
May 2012	17%	19%	0%
June 2012	16%	20%	100%
July 2012	14%	16%	23%
	Class A	Class T	Class C
Income Replacement 2024
August 2011	30%	41%	100%
September 2011	38%	55%	100%
October 2011	34%	35%	53%
November 2011	38%	56%	100%
December 2011 (Ex-Date 12/22/11)	32%	32%	32%
December 2011 (Ex-Date 12/29/11)	33%	34%	37%
January 2012	17%	26%	100%
February 2012	18%	26%	100%
March 2012	19%	27%	0%
April 2012	16%	18%	23%
May 2012	18%	25%	100%
June 2012	19%	31%	0%
July 2012	16%	18%	25%
	Class A	Class T	Class C
Income Replacement 2026
August 2011	31%	46%	100%
September 2011	42%	59%	100%
October 2011	36%	41%	57%
November 2011	41%	59%	100%
December 2011 (Ex-Date 12/22/11)	34%	34%	34%
December 2011 (Ex-Date 12/29/11)	34%	36%	39%
January 2012	20%	30%	0%
February 2012	18%	30%	0%
March 2012	19%	31%	0%
April 2012	16%	19%	25%
May 2012	20%	31%	0%
June 2012	17%	23%	90%
July 2012	17%	17%	0%
	Class A	Class T	Class C
Income Replacement 2028
August 2011	32%	48%	100%
September 2011	42%	58%	100%
October 2011	39%	43%	60%
November 2011	47%	62%	0%
December 2011 (Ex-Date 12/22/11)	34%	34%	34%
December 2011 (Ex-Date 12/29/11)	35%	37%	40%
January 2012	21%	33%	0%
February 2012	21%	31%	0%
March 2012	21%	32%	0%
April 2012	17%	20%	26%
May 2012	21%	33%	0%
June 2012	21%	30%	0%
July 2012	18%	20%	29%
	Class A	Class T	Class C
Income Replacement 2030
August 2011	35%	55%	100%
September 2011	47%	90%	100%
October 2011	39%	42%	64%
November 2011	47%	100%	100%
December 2011 (Ex-Date 12/22/11)	36%	36%	36%
December 2011 (Ex-Date 12/29/11)	37%	38%	41%
January 2012	23%	79%	0%
February 2012	22%	40%	0%
March 2012	23%	39%	0%
April 2012	18%	21%	28%
May 2012	23%	41%	0%
June 2012	22%	40%	0%
July 2012	18%	21%	28%
	Class A	Class T	Class C
Income Replacement 2032
August 2011	37%	69%	0%
September 2011	49%	65%	0%
October 2011	42%	47%	70%
November 2011	49%	100%	0%
December 2011 (Ex-Date 12/22/11)	38%	38%	38%
December 2011 (Ex-Date 12/29/11)	40%	41%	45%
January 2012	25%	61%	0%
February 2012	26%	51%	0%
March 2012	27%	49%	0%
April 2012	22%	25%	35%
May 2012	27%	44%	100%
June 2012	25%	42%	0%
July 2012	21%	24%	32%
	Class A	Class T	Class C
Income Replacement 2034
August 2011	40%	71%	0%
September 2011	48%	70%	0%
October 2011	44%	49%	75%
November 2011	53%	87%	100%
December 2011 (Ex-Date 12/22/11)	38%	38%	38%
December 2011 (Ex-Date 12/29/11)	39%	41%	44%
January 2012	24%	44%	0%
February 2012	24%	40%	0%
March 2012	25%	41%	0%
April 2012	20%	23%	32%
May 2012	28%	40%	100%
June 2012	23%	40%	0%
July 2012	21%	23%	30%
	Class A	Class T	Class C
Income Replacement 2036
August 2011	43%	61%	0%
September 2011	50%	74%	100%
October 2011	44%	49%	69%
November 2011	48%	74%	0%
December 2011 (Ex-Date 12/22/11)	40%	40%	40%
December 2011 (Ex-Date 12/29/11)	41%	42%	46%
January 2012	25%	41%	0%
February 2012	25%	43%	0%
March 2012	28%	44%	0%
April 2012	21%	24%	33%
May 2012	27%	41%	0%
June 2012	26%	38%	0%
July 2012	21%	23%	33%
	Class A	Class T	Class C
Income Replacement 2038
August 2011	39%	61%	0%
September 2011	50%	78%	100%
October 2011	44%	50%	69%
November 2011	53%	79%	0%
December 2011 (Ex-Date 12/22/11)	41%	41%	41%
December 2011 (Ex-Date 12/29/11)	42%	43%	47%
January 2012	27%	44%	0%
February 2012	26%	42%	0%
March 2012	27%	49%	0%
April 2012	23%	27%	42%
May 2012	23%	43%	0%
June 2012	27%	41%	0%
July 2012	22%	25%	35%
	Class A	Class T	Class C
Income Replacement 2040
August 2011	42%	65%	0%
September 2011	55%	88%	0%
October 2011	47%	53%	75%
November 2011	53%	81%	0%
December 2011 (Ex-Date 12/22/11)	43%	43%	43%
December 2011 (Ex-Date 12/29/11)	44%	45%	48%
January 2012	26%	43%	0%
February 2012	28%	46%	100%
March 2012	0%	46%	0%
April 2012	22%	25%	35%
May 2012	25%	49%	0%
June 2012	25%	0%	0%
July 2012	22%	25%	36%
	Class A	Class T	Class C
Income Replacement 2042
August 2011	45%	73%	0%
September 2011	53%	74%	0%
October 2011	48%	55%	80%
November 2011	58%	84%	100%
December 2011 (Ex-Date 12/22/11)	42%	42%	42%
December 2011 (Ex-Date 12/29/11)	44%	45%	48%
January 2012	27%	46%	0%
February 2012	28%	62%	0%
March 2012	25%	44%	0%
April 2012	22%	25%	35%
May 2012	28%	42%	0%
June 2012	26%	44%	0%
July 2012	23%	24%	37%

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-UANN-0912
1.848191.104

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Annual Report

July 31, 2012

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fundA
Institutional Class	3.48%	3.04%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$19,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$28,967 Fidelity Advisor Income Replacement 2016 Fund – Institutional Class

$34,426 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	3.71%	3.14%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$19,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$29,107 Fidelity Advisor Income Replacement 2018 Fund – Institutional Class

$34,426 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	3.68%	3.07%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$29,014 Fidelity Advisor Income Replacement 2020 Fund – Institutional Class

$34,426 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	3.62%	3.06%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

35,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2007
2008
2009
2010
2011
2012

Period Ending Values

| | | |
|---|---|---|
| ——— | $29,004 | Fidelity Advisor Income Replacement 2022 Fund – Institutional Class |
| - - - - - | $34,426 | Barclays U.S. Aggregate Bond Index |

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	3.53%	3.03%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and Barclays U.S. Aggregate Bond IndexA performed over the same period.

35,000
32,500
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

| | | |
|---|---|---|
| —— | $28,955 | Fidelity Advisor Income Replacement 2024 Fund – Institutional Class |
| ······ | $34,426 | Barclays U.S. Aggregate Bond Index |
| – – – | $26,346 | S&P 500® Index |

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fundA
Institutional Class	3.39%	2.90%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index and Barclays U.S. Aggregate Bond IndexA performed over the same period.

35,000
32,500
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

| | | |
|---|---|---|
| ——— | $28,783 | Fidelity Advisor Income Replacement 2026 Fund – Institutional Class |
| ········ | $34,426 | Barclays U.S. Aggregate Bond Index |
| – – – | $26,346 | S&P 500 Index |

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	3.30%	2.84%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012
Period Ending Values
$28,700 Fidelity Advisor Income Replacement 2028 Fund – Institutional Class
$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	3.22%	2.79%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$28,631 Fidelity Advisor Income Replacement 2030 Fund – Institutional Class

$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	3.10%	2.69%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$28,492 Fidelity Advisor Income Replacement 2032 Fund – Institutional Class

$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	2.97%	2.55%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

| | | |
|---|---|---|
| —— | $28,298 | Fidelity Advisor Income Replacement 2034 Fund – Institutional Class |
| - - - - - | $26,346 | S&P 500 Index |

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	2.82%	2.47%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

30,000
27,500
25,000
22,500
20,000
17,500
15,000
$13,000
2007
2008
2009
2010
2011
2012

Period Ending Values

$28,186 Fidelity Advisor Income Replacement 2036 Fund – Institutional Class

$26,346 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	2.68%	1.74%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

28,000
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012

Period Ending Values

$27,060 Fidelity Advisor Income Replacement 2038 Fund – Institutional Class

$25,980 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	2.58%	1.82%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

28,000
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012

Period Ending Values

$27,159 Fidelity Advisor Income Replacement 2040 Fund – Institutional Class

$25,980 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2012	Past 1 year	Life of fund A
Institutional Class	2.54%	1.84%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

28,000
25,000
22,500
20,000
17,500
15,000
$12,000
2008
2009
2010
2011
2012

Period Ending Values

$27,174 Fidelity Advisor Income Replacement 2042 Fund – Institutional Class

$25,980 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major U.S. equity benchmarks posted solid gains for the year ending July 31, 2012, amid an uncertain investment environment. The broad-based S&P 500® Index returned 9.13%, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index gained 10.12% and 7.83%, respectively. Volatility spiked during the period's first half, as equities plummeted late last summer on Europe's debt woes, political wrangling over the U.S. debt ceiling, and the sovereign credit-rating downgrade that followed. By October, a seemingly improved U.S. economy rejuvenated stocks, paving the way for major equity benchmarks to post their best first-quarter performance since 1998. However, more eurozone trouble, signs that the U.S. economy had turned sluggish and a slowdown in China caused stocks to slip in May, before a new wave of optimism took hold in June and July. Within the S&P 500®, more-defensive sectors such as telecommunication services (+30%) and consumer staples (+20%) fared best, while materials and energy significantly underperformed, returning -5%. Small- and mid-cap stocks trailed their less-volatile large-cap counterparts, with the Russell 2000® Index adding 0.19% and the Russell Midcap® Index rising 2.28%. Given turmoil and local currency weakness in Europe, foreign developed-markets stocks lost ground, with the MSCI® EAFE® Index returning -11.32%. In the fixed-income arena, declining interest rates, fear over the European debt crisis, mixed global economic data and increasingly accommodative monetary policy around the world led U.S. taxable investment-grade bonds to post a 7.25% gain, as measured by the Barclays® U.S. Aggregate Bond Index. Among major sectors that comprise the index, investment-grade corporate bonds fared best, adding 9.87%, bolstered by good issuer fundamentals, rising profitability throughout most of the period and strong global demand for U.S. fixed-income assets. U.S. Treasury bonds also benefited from increased demand, gaining 8.17%, while government-agency-backed residential mortgage-backed securities (MBS) lagged the market, returning 4.84%. Meanwhile, high-yield bonds fared well, as reflected in the 7.19% increase of The BofA Merrill Lynch US High Yield Constrained IndexSM, while short-term assets were nearly flat, as gauged by the 0.08% return of the Barclays® U.S. 3 Month Treasury Bellwether Index.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the one-year period, each of the Funds' Institutional Class shares posted a positive absolute result. The shortest-dated Funds - which are designed for shareholders who have a shorter investment time horizon and desire greater exposure to bonds - delivered the highest returns, while the Funds with longer time horizons, which have higher allocations to equities, delivered more-muted results. In general, poor performance from the Funds' equity asset class was largely responsible for the lackluster performance of the longer-dated Funds, while solid gains from the Funds' bond investments helped buoy results for the Funds with shorter time horizons. Our underlying equity funds were the primary detractor from the Funds' overall performance for the one-year period. In aggregate, the Funds' equity asset class significantly lagged the broad U.S. equity market, as measured by the S&P 500® Index. On a relative basis, only one of the underlying funds - Fidelity® Series 100 Index Fund, which focuses on stocks in the largest tier of the capitalization spectrum - beat the S&P 500® during the period. Among the underlying equity funds, the most notable relative detractor was Fidelity Advisor® International Discovery Fund, a non-U.S. holding that was hurt by increasing head winds from the global economic slowdown and European debt woes. Three of the Funds' largest holdings - Fidelity® Series Broad Market Opportunities Fund, Fidelity Equity-Income Fund and Fidelity Disciplined Equity Fund - also hampered performance. The Funds' bond asset class - which includes a diversified mix of underlying bond funds - delivered a positive result but lagged the 7.25% advance of the Barclays® U.S. Aggregate Bond Index. The Funds' largest bond holding, Fidelity Total Bond Fund, posted a solid absolute return, edging out the Barclays index and helping buoy the Funds' performance in this asset class. Amid investors' periodic flights to quality during the period, this underlying fund's exposure to longer-dated U.S. Treasuries, including Treasury Inflation-Protected Securities (TIPS), proved additive as the yield curve flattened. The Funds' other four underlying bond investments failed to keep pace with the Barclays index. Most notably, the Funds' allocation to Fidelity Strategic Real Return Fund, which held real estate debt, inflation-protected debt, commodity-related securities and real-estate-related stocks, was detrimental, mainly due to lagging performance among commodities. Slower economic growth, especially in developing countries like China, resulted in declining demand for the base metals segment of commodities, which includes aluminum, copper, nickel and zinc. Lastly, in the Funds' short-term investment asset class, Fidelity Short-Term Bond Fund's gain helped the Funds outpace the 0.08% advance of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,023.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,022.30	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.60	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,024.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,029.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,028.10	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,025.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,030.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,030.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,032.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,030.80	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,028.30	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,033.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,033.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,030.00	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,035.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,034.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,031.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,036.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,036.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,034.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,035.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,032.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.46%
Actual		$ 1,000.00	$ 1,036.30	$ 2.33**
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.31**
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,038.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,035.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,038.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.50	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,038.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,039.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.50	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,039.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,038.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,040.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.62	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,038.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51
	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,041.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If certain fees were not reimbursed by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Income Replacement 2030 Fund Class T would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.53 and $2.51, respectively.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.4	2.7
Fidelity Blue Chip Growth Fund	2.2	2.5
Fidelity Disciplined Equity Fund	2.6	3.8
Fidelity Equity-Income Fund	3.5	3.9
Fidelity Series 100 Index Fund	2.2	2.1
Fidelity Series Broad Market Opportunities Fund	4.0	3.9
Fidelity Series Small Cap Opportunities Fund	0.3	0.4
	17.2	19.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	7.9
Fidelity Strategic Real Return Fund	6.8	7.9
Fidelity Total Bond Fund	20.4	23.7
	34.0	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	28.1	22.3
Fidelity Short-Term Bond Fund	20.7	18.9
	48.8	41.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	17.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	48.8%

Six months ago
Domestic Equity Funds	19.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	41.2%

Expected
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 17.2%
	Shares	Value
Domestic Equity Funds - 17.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,224	$ 196,300
Fidelity Blue Chip Growth Fund	3,842	182,013
Fidelity Disciplined Equity Fund	8,925	210,633
Fidelity Equity-Income Fund	6,222	280,622
Fidelity Series 100 Index Fund	18,366	182,376
Fidelity Series Broad Market Opportunities Fund	30,586	321,455
Fidelity Series Small Cap Opportunities Fund	2,565	28,030
TOTAL EQUITY FUNDS (Cost $1,120,764)		1,401,429
Fixed-Income Funds - 34.0%

Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund	50,398	552,361
Fidelity Strategic Real Return Fund	57,455	555,593
Fidelity Total Bond Fund	147,280	1,662,789
TOTAL FIXED-INCOME FUNDS (Cost $2,485,997)		2,770,743
Short-Term Funds - 48.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,284,027	$ 2,284,027
Fidelity Short-Term Bond Fund	196,987	1,688,175
TOTAL SHORT-TERM FUNDS (Cost $3,927,074)		3,972,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,533,835)		8,144,374
NET OTHER ASSETS (LIABILITIES) - 0.0%		(988)
NET ASSETS - 100%		$ 8,143,386
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $7,533,835) - See accompanying schedule	$ 8,144,374

Liabilities
Distribution and service plan fees payable	988

Net Assets	$ 8,143,386
Net Assets consist of:
Paid in capital	$ 8,013,814
Undistributed net investment income	1,442
Accumulated undistributed net realized gain (loss) on investments	(482,409)
Net unrealized appreciation (depreciation) on investments	610,539
Net Assets	$ 8,143,386

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($885,902 ÷ 17,557.20 shares)	$ 50.46
Maximum offering price per share (100/94.25 of $50.46)	$ 53.54

Class T: Net Asset Value and redemption price per share ($193,671 ÷ 3,837.25 shares)	$ 50.47

Maximum offering price per share (100/96.50 of $50.47)	$ 52.30

Class C: Net Asset Value and offering price per share ($890,874 ÷ 17,657.04 shares)A	$ 50.45

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,124,059 ÷ 121,359.60 shares)	$ 50.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,880 ÷ 968.62 shares)	$ 50.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 159,066

Expenses
Distribution and service plan fees	$ 14,058
Independent trustees' compensation	33
Total expenses before reductions	14,091
Expense reductions	(33)	14,058
Net investment income (loss)		145,008
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	76,002
Capital gain distributions from underlying funds	85,101
Total net realized gain (loss)		161,103
Change in net unrealized appreciation (depreciation) on underlying funds		(34,457)
Net gain (loss)		126,646
Net increase (decrease) in net assets resulting from operations		$ 271,654

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 145,008	$ 192,852
Net realized gain (loss)	161,103	(50,954)
Change in net unrealized appreciation (depreciation)	(34,457)	761,739
Net increase (decrease) in net assets resulting from operations	271,654	903,637
Distributions to shareholders from net investment income	(145,571)	(194,425)
Distributions to shareholders from net realized gain	(38,550)	(58,747)
Total distributions	(184,121)	(253,172)
Share transactions - net increase (decrease)	(1,946,210)	(1,722,258)
Total increase (decrease) in net assets	(1,858,677)	(1,071,793)

Net Assets
Beginning of period	10,002,063	11,073,856
End of period (including undistributed net investment income of $1,442 and undistributed net investment income of $2,169, respectively)	$ 8,143,386	$ 10,002,063

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.736	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	.842	3.054	3.539	(3.686)	(2.204)
Total from investment operations	1.578	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.733)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.938)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B,C,D	3.23%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.49%	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 886	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.612	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	.847	3.043	3.540	(3.690)	(2.219)
Total from investment operations	1.459	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.594)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.799)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B,C,D	2.98%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.24%	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.364	.453	.485	.822	.904
Net realized and unrealized gain (loss)	.837	3.055	3.531	(3.689)	(2.227)
Total from investment operations	1.201	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.376)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.581)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B,C,D	2.45%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.74%	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 891	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.859	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	.838	3.055	3.539	(3.692)	(2.217)
Total from investment operations	1.697	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B,C	3.48%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.74%	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,124	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.861	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	.836	3.054	3.530	(3.686)	(2.231)
Total from investment operations	1.697	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B,C	3.48%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.74%	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.5	3.6
Fidelity Blue Chip Growth Fund	3.3	3.4
Fidelity Disciplined Equity Fund	3.9	5.1
Fidelity Equity-Income Fund	5.2	5.2
Fidelity Series 100 Index Fund	3.3	2.9
Fidelity Series Broad Market Opportunities Fund	5.8	5.2
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	25.5	25.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.3	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.2	8.3
Fidelity Strategic Real Return Fund	8.5	8.2
Fidelity Total Bond Fund	24.8	24.8
	41.5	41.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.3	15.2
Fidelity Short-Term Bond Fund	15.4	15.2
	30.7	30.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	25.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.5%
Short-Term Funds	30.7%

Six months ago
Domestic Equity Funds	25.9%
International Equity Funds	2.4%
High Yield Fixed-Income Funds*	0.0%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.4%

Expected
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 27.8%
	Shares	Value
Domestic Equity Funds - 25.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	11,492	$ 201,003
Fidelity Blue Chip Growth Fund	3,946	186,939
Fidelity Disciplined Equity Fund	9,371	221,152
Fidelity Equity-Income Fund	6,519	294,015
Fidelity Series 100 Index Fund	19,194	190,595
Fidelity Series Broad Market Opportunities Fund	31,644	332,577
Fidelity Series Small Cap Opportunities Fund	2,621	28,651
TOTAL DOMESTIC EQUITY FUNDS		1,454,932
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	4,460	132,206
TOTAL EQUITY FUNDS (Cost $1,561,925)		1,587,138
Fixed-Income Funds - 41.5%

Investment Grade Fixed-Income Funds - 41.5%
Fidelity Government Income Fund	42,625	467,173
Fidelity Strategic Real Return Fund	50,064	484,118
Fidelity Total Bond Fund	125,490	1,416,776
TOTAL FIXED-INCOME FUNDS (Cost $2,258,034)		2,368,067
Short-Term Funds - 30.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	871,771	$ 871,771
Fidelity Short-Term Bond Fund	102,282	876,559
TOTAL SHORT-TERM FUNDS (Cost $1,739,594)		1,748,330
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,559,553)		5,703,535
NET OTHER ASSETS (LIABILITIES) - 0.0%		(547)
NET ASSETS - 100%		$ 5,702,988
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $5,559,553) - See accompanying schedule		$ 5,703,535
Receivable for investments sold		645
Total assets		5,704,180

Liabilities
Payable for fund shares redeemed	$ 698
Distribution and service plan fees payable	494
Total liabilities		1,192

Net Assets		$ 5,702,988
Net Assets consist of:
Paid in capital		$ 6,150,929
Undistributed net investment income		1,086
Accumulated undistributed net realized gain (loss) on investments		(593,009)
Net unrealized appreciation (depreciation) on investments		143,982
Net Assets		$ 5,702,988

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($761,649 ÷ 15,054.30 shares)		$ 50.59

Maximum offering price per share (100/94.25 of $50.59)		$ 53.68

Class T: Net Asset Value and redemption price per share ($127,840 ÷ 2,525.60 shares)		$ 50.62

Maximum offering price per share (100/96.50 of $50.62)		$ 52.46

Class C: Net Asset Value and offering price per share ($439,381 ÷ 8,691.11 shares)A		$ 50.56

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,903,710 ÷ 77,144.39 shares)		$ 50.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,408 ÷ 9,295.21 shares)		$ 50.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 92,793

Expenses
Distribution and service plan fees	$ 4,795
Independent trustees' compensation	18
Total expenses before reductions	4,813
Expense reductions	(18)	4,795
Net investment income (loss)		87,998
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	88,262
Capital gain distributions from underlying funds	45,446
Total net realized gain (loss)		133,708
Change in net unrealized appreciation (depreciation) on underlying funds		(43,406)
Net gain (loss)		90,302
Net increase (decrease) in net assets resulting from operations		$ 178,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,998	$ 106,309
Net realized gain (loss)	133,708	(910)
Change in net unrealized appreciation (depreciation)	(43,406)	449,375
Net increase (decrease) in net assets resulting from operations	178,300	554,774
Distributions to shareholders from net investment income	(87,972)	(106,906)
Distributions to shareholders from net realized gain	(20,328)	(28,806)
Total distributions	(108,300)	(135,712)
Share transactions - net increase (decrease)	348,272	(565,574)
Total increase (decrease) in net assets	418,272	(146,512)

Net Assets
Beginning of period	5,284,716	5,431,228
End of period (including undistributed net investment income of $1,086 and undistributed net investment income of $1,141, respectively)	$ 5,702,988	$ 5,284,716

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.774	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	.909	3.655	3.763	(4.138)	(2.454)
Total from investment operations	1.683	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.765)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.963)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B,C,D	3.45%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.57%	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.651	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	.909	3.664	3.759	(4.128)	(2.483)
Total from investment operations	1.560	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.642)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.840)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B,C,D	3.19%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.32%	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.403	.469	.495	.786	.836
Net realized and unrealized gain (loss)	.912	3.659	3.760	(4.122)	(2.476)
Total from investment operations	1.315	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.407)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.605)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total Return B,C,D	2.68%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.82%	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 439	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.898	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	.908	3.657	3.761	(4.138)	(2.469)
Total from investment operations	1.806	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B,C	3.71%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.891	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	.915	3.668	3.761	(4.121)	(2.474)
Total from investment operations	1.806	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B,C	3.71%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 470	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.5
Fidelity Blue Chip Growth Fund	4.1	4.2
Fidelity Disciplined Equity Fund	4.9	6.4
Fidelity Equity-Income Fund	6.5	6.4
Fidelity Series 100 Index Fund	4.2	3.5
Fidelity Series Broad Market Opportunities Fund	7.4	6.4
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	32.1	32.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.2	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.4	7.5
Fidelity Strategic Real Return Fund	7.7	7.5
Fidelity Total Bond Fund	22.6	22.6
	37.7	37.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	12.3
Fidelity Short-Term Bond Fund	12.4	12.3
	24.7	24.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	32.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.7%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	32.0%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.6%
Short-Term Funds	24.6%

Expected
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.7%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 35.4%
	Shares	Value
Domestic Equity Funds - 32.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,306	$ 215,224
Fidelity Blue Chip Growth Fund	4,227	200,292
Fidelity Disciplined Equity Fund	10,067	237,576
Fidelity Equity-Income Fund	7,012	316,259
Fidelity Series 100 Index Fund	20,605	204,612
Fidelity Series Broad Market Opportunities Fund	33,955	356,867
Fidelity Series Small Cap Opportunities Fund	2,812	30,733
TOTAL DOMESTIC EQUITY FUNDS		1,561,563
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,417	160,549
TOTAL EQUITY FUNDS (Cost $1,475,204)		1,722,112
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund	5,827	53,488
Fidelity Strategic Income Fund	4,723	53,081
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,569

	Shares	Value
Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund	32,904	$ 360,633
Fidelity Strategic Real Return Fund	38,764	374,852
Fidelity Total Bond Fund	97,042	1,095,605
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,831,090
TOTAL FIXED-INCOME FUNDS (Cost $1,794,929)		1,937,659
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class	599,601	599,601
Fidelity Short-Term Bond Fund	70,399	603,322
TOTAL SHORT-TERM FUNDS (Cost $1,189,485)		1,202,923
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,459,618)		4,862,694
NET OTHER ASSETS (LIABILITIES) - 0.0%		(413)
NET ASSETS - 100%		$ 4,862,281
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $4,459,618) - See accompanying schedule	$ 4,862,694
Cash	1
Total assets	4,862,695

Liabilities
Distribution and service plan fees payable	414

Net Assets	$ 4,862,281
Net Assets consist of:
Paid in capital	$ 4,667,880
Undistributed net investment income	884
Accumulated undistributed net realized gain (loss) on investments	(209,559)
Net unrealized appreciation (depreciation) on investments	403,076
Net Assets	$ 4,862,281

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($408,415 ÷ 8,056.48 shares)	$ 50.69

Maximum offering price per share (100/94.25 of $50.69)	$ 53.78

Class T: Net Asset Value and redemption price per share ($189,287 ÷ 3,734.50 shares)	$ 50.69

Maximum offering price per share (100/96.50 of $50.69)	$ 52.53

Class C: Net Asset Value and offering price per share ($306,173 ÷ 6,045.06 shares)A	$ 50.65

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($3,945,017 ÷ 77,819.44 shares)	$ 50.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,389 ÷ 264.11 shares)	$ 50.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 78,699

Expenses
Distribution and service plan fees	$ 4,822
Independent trustees' compensation	15
Total expenses before reductions	4,837
Expense reductions	(15)	4,822
Net investment income (loss)		73,877
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,179
Capital gain distributions from underlying funds	33,898
Total net realized gain (loss)		43,077
Change in net unrealized appreciation (depreciation) on underlying funds		31,118
Net gain (loss)		74,195
Net increase (decrease) in net assets resulting from operations		$ 148,072

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,877	$ 71,397
Net realized gain (loss)	43,077	11,326
Change in net unrealized appreciation (depreciation)	31,118	303,624
Net increase (decrease) in net assets resulting from operations	148,072	386,347
Distributions to shareholders from net investment income	(73,850)	(71,547)
Distributions to shareholders from net realized gain	(14,681)	(16,958)
Total distributions	(88,531)	(88,505)
Share transactions - net increase (decrease)	831,367	363,777
Total increase (decrease) in net assets	890,908	661,619

Net Assets
Beginning of period	3,971,373	3,309,754
End of period (including undistributed net investment income of $884 and undistributed net investment income of $855, respectively)	$ 4,862,281	$ 3,971,373

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.793	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	.884	4.128	3.930	(4.465)	(2.692)
Total from investment operations	1.677	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.794)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.977)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	3.44%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.61%	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.670	.696	.696	.926	.985
Net realized and unrealized gain (loss)	.885	4.135	3.928	(4.460)	(2.707)
Total from investment operations	1.555	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.672)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.855)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	3.18%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.36%	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.422	.449	.473	.736	.755
Net realized and unrealized gain (loss)	.876	4.132	3.923	(4.471)	(2.699)
Total from investment operations	1.298	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.435)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.618)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	2.65%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.86%	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.917	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	.874	4.138	3.919	(4.464)	(2.677)
Total from investment operations	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,945	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.917	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	.874	4.141	3.916	(4.477)	(2.702)
Total from investment operations	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Blue Chip Growth Fund	4.8	4.8
Fidelity Disciplined Equity Fund	5.6	7.3
Fidelity Equity-Income Fund	7.5	7.3
Fidelity Series 100 Index Fund	4.8	4.0
Fidelity Series Broad Market Opportunities Fund	8.5	7.3
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	37.0	36.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.6
Fidelity Strategic Income Fund	1.5	1.6
	3.1	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.9	7.0
Fidelity Strategic Real Return Fund	7.2	7.0
Fidelity Total Bond Fund	20.9	21.2
	35.0	35.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	10.3
Fidelity Short-Term Bond Fund	10.4	10.4
	20.7	20.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.0%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.1%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	20.7%

Six months ago
Domestic Equity Funds	36.6%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	20.7%

Expected
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 41.2%
	Shares	Value
Domestic Equity Funds - 37.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,575	$ 219,937
Fidelity Blue Chip Growth Fund	4,319	204,630
Fidelity Disciplined Equity Fund	10,280	242,600
Fidelity Equity-Income Fund	7,157	322,803
Fidelity Series 100 Index Fund	21,038	208,907
Fidelity Series Broad Market Opportunities Fund	34,698	364,676
Fidelity Series Small Cap Opportunities Fund	2,842	31,064
TOTAL DOMESTIC EQUITY FUNDS		1,594,617
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	6,190	183,474
TOTAL EQUITY FUNDS (Cost $1,812,919)		1,778,091
Fixed-Income Funds - 38.1%

High Yield Fixed-Income Funds - 3.1%
Fidelity Capital & Income Fund	7,231	66,376
Fidelity Strategic Income Fund	5,863	65,896
TOTAL HIGH YIELD FIXED-INCOME FUNDS		132,272

	Shares	Value
Investment Grade Fixed-Income Funds - 35.0%
Fidelity Government Income Fund	27,175	$ 297,834
Fidelity Strategic Real Return Fund	31,976	309,206
Fidelity Total Bond Fund	80,053	903,801
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,510,841
TOTAL FIXED-INCOME FUNDS (Cost $1,600,768)		1,643,113
Short-Term Funds - 20.7%

Fidelity Institutional Money Market Portfolio Institutional Class	445,475	445,475
Fidelity Short-Term Bond Fund	52,293	448,152
TOTAL SHORT-TERM FUNDS (Cost $891,766)		893,627
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,305,453)		4,314,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 4,314,727
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $4,305,453) - See accompanying schedule		$ 4,314,831
Cash		2
Receivable for fund shares sold		2,000
Total assets		4,316,833

Liabilities
Payable for investments purchased	$ 2,001
Distribution and service plan fees payable	105
Total liabilities		2,106

Net Assets		$ 4,314,727
Net Assets consist of:
Paid in capital		$ 4,915,540
Undistributed net investment income		814
Accumulated undistributed net realized gain (loss) on investments		(611,005)
Net unrealized appreciation (depreciation) on investments		9,378
Net Assets		$ 4,314,727

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($385,516 ÷ 7,639.79 shares)		$ 50.46

Maximum offering price per share (100/94.25 of $50.46)		$ 53.54

Class T: Net Asset Value and redemption price per share ($5,311 ÷ 105.11 shares)		$ 50.53

Maximum offering price per share (100/96.50 of $50.53)		$ 52.36

Class C: Net Asset Value and offering price per share ($28,132 ÷ 557.21 shares)A		$ 50.49

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,892,373 ÷ 77,141.59 shares)		$ 50.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,395 ÷ 67.29 shares)		$ 50.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 65,065

Expenses
Distribution and service plan fees	$ 827
Independent trustees' compensation	12
Total expenses before reductions	839
Expense reductions	(12)	827
Net investment income (loss)		64,238
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,732
Capital gain distributions from underlying funds	26,252
Total net realized gain (loss)		53,984
Change in net unrealized appreciation (depreciation) on underlying funds		17,516
Net gain (loss)		71,500
Net increase (decrease) in net assets resulting from operations		$ 135,738

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,238	$ 57,853
Net realized gain (loss)	53,984	51,214
Change in net unrealized appreciation (depreciation)	17,516	211,768
Net increase (decrease) in net assets resulting from operations	135,738	320,835
Distributions to shareholders from net investment income	(64,181)	(57,885)
Distributions to shareholders from net realized gain	(10,962)	(12,730)
Total distributions	(75,143)	(70,615)
Share transactions - net increase (decrease)	858,131	582,659
Total increase (decrease) in net assets	918,726	832,879

Net Assets
Beginning of period	3,396,001	2,563,122
End of period (including undistributed net investment income of $814 and undistributed net investment income of $761, respectively)	$ 4,314,727	$ 3,396,001

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.783	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	.842	4.431	3.980	(4.739)	(2.853)
Total from investment operations	1.625	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.784)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.955)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	3.35%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	1.59%	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.653	.691	.702	.933	.982
Net realized and unrealized gain (loss)	.871	4.434	3.985	(4.736)	(2.862)
Total from investment operations	1.524	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.643)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.814)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	3.13%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.34%	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.411	.447	.477	.737	.760
Net realized and unrealized gain (loss)	.845	4.434	3.989	(4.745)	(2.860)
Total from investment operations	1.256	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.405)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.576)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	2.58%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	.84%	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.901	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	.849	4.438	3.978	(4.752)	(2.836)
Total from investment operations	1.750	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	3.62%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,892	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	43%	29%	24%	22%	32% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	.850	4.428	3.995	(4.749)	(2.854)
Total from investment operations	1.750	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	3.62%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Blue Chip Growth Fund	5.2	5.2
Fidelity Disciplined Equity Fund	6.1	7.9
Fidelity Equity-Income Fund	8.1	7.9
Fidelity Series 100 Index Fund	5.3	4.4
Fidelity Series Broad Market Opportunities Fund	9.2	8.0
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	40.3	39.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.2	5.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.8	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.6
Fidelity Strategic Real Return Fund	6.7	6.6
Fidelity Total Bond Fund	19.7	19.9
	32.9	33.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.9	9.0
Fidelity Short-Term Bond Fund	9.0	9.0
	17.9	18.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	17.9%

Six months ago
Domestic Equity Funds	39.8%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	18.0%

Expected
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 40.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,702	$ 117,214
Fidelity Blue Chip Growth Fund	2,299	108,949
Fidelity Disciplined Equity Fund	5,459	128,828
Fidelity Equity-Income Fund	3,807	171,688
Fidelity Series 100 Index Fund	11,193	111,144
Fidelity Series Broad Market Opportunities Fund	18,463	194,050
Fidelity Series Small Cap Opportunities Fund	1,518	16,591
TOTAL DOMESTIC EQUITY FUNDS		848,464
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,656	108,353
TOTAL EQUITY FUNDS (Cost $922,019)		956,817
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	4,282	39,313
Fidelity Strategic Income Fund	3,473	39,035
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,348

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	12,455	$ 136,507
Fidelity Strategic Real Return Fund	14,645	141,621
Fidelity Total Bond Fund	36,688	414,206
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		692,334
TOTAL FIXED-INCOME FUNDS (Cost $743,627)		770,682
Short-Term Funds - 17.9%

Fidelity Institutional Money Market Portfolio Institutional Class	187,573	187,573
Fidelity Short-Term Bond Fund	22,018	188,694
TOTAL SHORT-TERM FUNDS (Cost $374,388)		376,267
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,040,034)		2,103,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		(258)
NET ASSETS - 100%		$ 2,103,508
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,040,034) - See accompanying schedule	$ 2,103,766

Liabilities
Distribution and service plan fees payable	258

Net Assets	$ 2,103,508
Net Assets consist of:
Paid in capital	$ 2,119,185
Undistributed net investment income	348
Accumulated undistributed net realized gain (loss) on investments	(79,757)
Net unrealized appreciation (depreciation) on investments	63,732
Net Assets	$ 2,103,508

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($212,770 ÷ 4,214.69 shares)	$ 50.48

Maximum offering price per share (100/94.25 of $50.48)	$ 53.56

Class T: Net Asset Value and redemption price per share ($174,682 ÷ 3,459.60 shares)	$ 50.49

Maximum offering price per share (100/96.50 of $50.49)	$ 52.32

Class C: Net Asset Value and offering price per share ($170,354 ÷ 3,377.71 shares)A	$ 50.43

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,521,178 ÷ 30,131.12 shares)	$ 50.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,524 ÷ 485.81 shares)	$ 50.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 35,719

Expenses
Distribution and service plan fees	$ 2,927
Independent trustees' compensation	6
Total expenses before reductions	2,933
Expense reductions	(6)	2,927
Net investment income (loss)		32,792
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	75,607
Capital gain distributions from underlying funds	16,569
Total net realized gain (loss)		92,176
Change in net unrealized appreciation (depreciation) on underlying funds		(53,738)
Net gain (loss)		38,438
Net increase (decrease) in net assets resulting from operations		$ 71,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,792	$ 29,634
Net realized gain (loss)	92,176	(5,490)
Change in net unrealized appreciation (depreciation)	(53,738)	160,663
Net increase (decrease) in net assets resulting from operations	71,230	184,807
Distributions to shareholders from net investment income	(32,783)	(29,693)
Distributions to shareholders from net realized gain	(6,730)	(7,078)
Total distributions	(39,513)	(36,771)
Share transactions - net increase (decrease)	181,392	206,846
Total increase (decrease) in net assets	213,109	354,882

Net Assets
Beginning of period	1,890,399	1,535,517
End of period (including undistributed net investment income of $348 and undistributed net investment income of $362, respectively)	$ 2,103,508	$ 1,890,399

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.821	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	.771	4.667	4.020	(5.004)	(2.884)
Total from investment operations	1.592	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.794)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.962)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	3.29%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.68%	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.699	.685	.701	.919	.966
Net realized and unrealized gain (loss)	.769	4.672	4.025	(5.010)	(2.903)
Total from investment operations	1.468	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.680)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.848)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	3.03%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.43%	1.41%	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.443	.476	.726	.728
Net realized and unrealized gain (loss)	.761	4.668	4.020	(5.005)	(2.903)
Total from investment operations	1.215	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.437)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.605)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	2.50%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	.91%	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 170	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.942	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	.775	4.668	4.020	(5.011)	(2.868)
Total from investment operations	1.717	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	3.55%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,521	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.944	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	.763	4.671	4.032	(5.022)	(2.896)
Total from investment operations	1.707	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	3.53%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.9
Fidelity Blue Chip Growth Fund	5.5	5.5
Fidelity Disciplined Equity Fund	6.5	8.3
Fidelity Equity-Income Fund	8.6	8.3
Fidelity Series 100 Index Fund	5.6	4.6
Fidelity Series Broad Market Opportunities Fund	9.7	8.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	42.6	41.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.0	6.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.1
Fidelity Strategic Income Fund	2.1	2.1
	4.2	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.3
Fidelity Strategic Real Return Fund	6.4	6.3
Fidelity Total Bond Fund	18.7	19.0
	31.2	31.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.0	8.2
Fidelity Short-Term Bond Fund	8.0	8.2
	16.0	16.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.0%

Six months ago
Domestic Equity Funds	41.8%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.6%
Short-Term Funds	16.4%

Expected
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,985	$ 104,677
Fidelity Blue Chip Growth Fund	2,054	97,320
Fidelity Disciplined Equity Fund	4,897	115,558
Fidelity Equity-Income Fund	3,408	153,706
Fidelity Series 100 Index Fund	10,019	99,489
Fidelity Series Broad Market Opportunities Fund	16,498	173,397
Fidelity Series Small Cap Opportunities Fund	1,364	14,904
TOTAL DOMESTIC EQUITY FUNDS		759,051
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Institutional Class	3,592	106,479
TOTAL EQUITY FUNDS (Cost $868,208)		865,530
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,041	37,097
Fidelity Strategic Income Fund	3,274	36,800
TOTAL HIGH YIELD FIXED-INCOME FUNDS		73,897

	Shares	Value
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Government Income Fund	9,992	$ 109,512
Fidelity Strategic Real Return Fund	11,779	113,902
Fidelity Total Bond Fund	29,416	332,105
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		555,519
TOTAL FIXED-INCOME FUNDS (Cost $619,775)		629,416
Short-Term Funds - 16.0%

Fidelity Institutional Money Market Portfolio Institutional Class	141,722	141,722
Fidelity Short-Term Bond Fund	16,641	142,610
TOTAL SHORT-TERM FUNDS (Cost $283,815)		284,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,771,798)		1,779,278
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 1,779,068
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $1,771,798) - See accompanying schedule	$ 1,779,278
Cash	1
Receivable from affiliate for expense reductions	3
Total assets	1,779,282

Liabilities
Distribution and service plan fees payable	214

Net Assets	$ 1,779,068
Net Assets consist of:
Paid in capital	$ 1,987,096
Undistributed net investment income	310
Accumulated undistributed net realized gain (loss) on investments	(215,818)
Net unrealized appreciation (depreciation) on investments	7,480
Net Assets	$ 1,779,068

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,975 ÷ 2,774.76 shares)	$ 50.09

Maximum offering price per share (100/94.25 of $50.09)	$ 53.15

Class T: Net Asset Value and redemption price per share ($297,950 ÷ 5,949.77 shares)	$ 50.08

Maximum offering price per share (100/96.50 of $50.08)	$ 51.90

Class C: Net Asset Value and offering price per share ($9,145 ÷ 182.46 shares)A	$ 50.12

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,308,627 ÷ 26,126.15 shares)	$ 50.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,371 ÷ 486.57 shares)	$ 50.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 37,496

Expenses
Distribution and service plan fees	$ 2,646
Independent trustees' compensation	7
Total expenses before reductions	2,653
Expense reductions	(10)	2,643
Net investment income (loss)		34,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	28,059
Capital gain distributions from underlying funds	16,974
Total net realized gain (loss)		45,033
Change in net unrealized appreciation (depreciation) on underlying funds		(33,218)
Net gain (loss)		11,815
Net increase (decrease) in net assets resulting from operations		$ 46,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,853	$ 24,072
Net realized gain (loss)	45,033	23,067
Change in net unrealized appreciation (depreciation)	(33,218)	89,707
Net increase (decrease) in net assets resulting from operations	46,668	136,846
Distributions to shareholders from net investment income	(34,935)	(23,914)
Distributions to shareholders from net realized gain	(6,646)	(4,626)
Total distributions	(41,581)	(28,540)
Share transactions - net increase (decrease)	(342,188)	1,015,365
Total increase (decrease) in net assets	(337,101)	1,123,671

Net Assets
Beginning of period	2,116,169	992,498
End of period (including undistributed net investment income of $310 and undistributed net investment income of $405, respectively)	$ 1,779,068	$ 2,116,169

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.793	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	.712	4.846	4.098	(5.184)	(3.105)
Total from investment operations	1.505	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.789)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.945)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	3.13%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.64%	1.55%	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.668	.630	.638	.944	.966
Net realized and unrealized gain (loss)	.713	4.851	4.092	(5.184)	(3.110)
Total from investment operations	1.381	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.675)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.831)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	2.87%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.39%	1.30%	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 298	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.387	.412	.757	.723
Net realized and unrealized gain (loss)	.730	4.848	4.087	(5.183)	(3.090)
Total from investment operations	1.160	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.374)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.530)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	2.40%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.89%	.80%	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.913	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	.711	4.844	4.091	(5.190)	(3.079)
Total from investment operations	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,309	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.912	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	.712	4.852	4.092	(5.188)	(3.107)
Total from investment operations	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Blue Chip Growth Fund	5.6	5.7
Fidelity Disciplined Equity Fund	6.7	8.6
Fidelity Equity-Income Fund	8.9	8.6
Fidelity Series 100 Index Fund	5.8	4.8
Fidelity Series Broad Market Opportunities Fund	10.1	8.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.1	43.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.8	6.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.2	2.3
	4.5	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.1
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	17.9	18.3
	29.9	30.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.3	7.5
Fidelity Short-Term Bond Fund	7.4	7.5
	14.7	15.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.1%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.7%

Six months ago
Domestic Equity Funds	43.3%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.0%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	19,922	$ 348,439
Fidelity Blue Chip Growth Fund	6,832	323,721
Fidelity Disciplined Equity Fund	16,247	383,435
Fidelity Equity-Income Fund	11,319	510,466
Fidelity Series 100 Index Fund	33,276	330,434
Fidelity Series Broad Market Opportunities Fund	54,904	577,045
Fidelity Series Small Cap Opportunities Fund	4,538	49,604
TOTAL DOMESTIC EQUITY FUNDS		2,523,144
International Equity Funds - 6.8%
Fidelity Advisor International Discovery Fund Institutional Class	13,087	387,888
TOTAL EQUITY FUNDS (Cost $2,788,648)		2,911,032
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	14,117	129,598
Fidelity Strategic Income Fund	11,447	128,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		258,260

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund	30,827	$ 337,867
Fidelity Strategic Real Return Fund	36,250	350,537
Fidelity Total Bond Fund	90,659	1,023,539
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,711,943
TOTAL FIXED-INCOME FUNDS (Cost $1,872,533)		1,970,203
Short-Term Funds - 14.7%

Fidelity Institutional Money Market Portfolio Institutional Class	419,703	419,703
Fidelity Short-Term Bond Fund	49,307	422,564
TOTAL SHORT-TERM FUNDS (Cost $835,442)		842,267
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,496,623)		5,723,502
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 5,723,398
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $5,496,623) - See accompanying schedule	$ 5,723,502
Cash	2
Total assets	5,723,504

Liabilities
Distribution and service plan fees payable	106

Net Assets	$ 5,723,398
Net Assets consist of:
Paid in capital	$ 6,072,603
Undistributed net investment income	996
Accumulated undistributed net realized gain (loss) on investments	(577,080)
Net unrealized appreciation (depreciation) on investments	226,879
Net Assets	$ 5,723,398

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,335 ÷ 2,643.77 shares)	$ 50.43

Maximum offering price per share (100/94.25 of $50.43)	$ 53.51

Class T: Net Asset Value and redemption price per share ($127,772 ÷ 2,532.34 shares)	$ 50.46

Maximum offering price per share (100/96.50 of $50.46)	$ 52.29

Class C: Net Asset Value and offering price per share ($33,099 ÷ 656.16 shares)A	$ 50.44

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,404,897 ÷ 107,163.24 shares)	$ 50.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,295 ÷ 481.68 shares)	$ 50.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 102,146

Expenses
Distribution and service plan fees	$ 1,356
Independent trustees' compensation	20
Total expenses before reductions	1,376
Expense reductions	(20)	1,356
Net investment income (loss)		100,790
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	108,525
Capital gain distributions from underlying funds	46,561
Total net realized gain (loss)		155,086
Change in net unrealized appreciation (depreciation) on underlying funds		(131,252)
Net gain (loss)		23,834
Net increase (decrease) in net assets resulting from operations		$ 124,624

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,790	$ 116,274
Net realized gain (loss)	155,086	(5,061)
Change in net unrealized appreciation (depreciation)	(131,252)	647,446
Net increase (decrease) in net assets resulting from operations	124,624	758,659
Distributions to shareholders from net investment income	(101,077)	(116,717)
Distributions to shareholders from net realized gain	(17,138)	(25,763)
Total distributions	(118,215)	(142,480)
Share transactions - net increase (decrease)	(405,722)	(649,489)
Total increase (decrease) in net assets	(399,313)	(33,310)

Net Assets
Beginning of period	6,122,711	6,156,021
End of period (including undistributed net investment income of $996 and undistributed net investment income of $1,283, respectively)	$ 5,723,398	$ 6,122,711

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.792	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	.666	4.972	4.116	(5.341)	(3.085)
Total from investment operations	1.458	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.794)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.948)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	3.02%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.63%	1.65%	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.672	.682	.678	.905	.847
Net realized and unrealized gain (loss)	.678	4.975	4.107	(5.340)	(3.079)
Total from investment operations	1.350	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.676)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.830)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	2.79%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.38%	1.40%	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.427	.438	.454	.711	.639
Net realized and unrealized gain (loss)	.662	4.974	4.117	(5.333)	(3.104)
Total from investment operations	1.089	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.435)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.589)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	2.24%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.88%	.90%	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.914	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	.680	4.965	4.115	(5.330)	(3.072)
Total from investment operations	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,405	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.916	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	.678	4.967	4.116	(5.340)	(3.106)
Total from investment operations	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.2
Fidelity Blue Chip Growth Fund	5.8	5.8
Fidelity Disciplined Equity Fund	6.9	8.8
Fidelity Equity-Income Fund	9.2	8.9
Fidelity Series 100 Index Fund	5.9	4.9
Fidelity Series Broad Market Opportunities Fund	10.3	8.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.3	44.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.9
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.4	17.8
	29.1	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.8
Fidelity Short-Term Bond Fund	6.7	6.8
	13.3	13.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	44.4%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.6%

Expected
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.7%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,258	$ 249,381
Fidelity Blue Chip Growth Fund	4,899	232,123
Fidelity Disciplined Equity Fund	11,658	275,140
Fidelity Equity-Income Fund	8,119	366,154
Fidelity Series 100 Index Fund	23,877	237,100
Fidelity Series Broad Market Opportunities Fund	39,296	412,998
Fidelity Series Small Cap Opportunities Fund	3,239	35,399
TOTAL DOMESTIC EQUITY FUNDS		1,808,295
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	10,189	302,006
TOTAL EQUITY FUNDS (Cost $1,907,981)		2,110,301
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	10,452	95,946
Fidelity Strategic Income Fund	8,469	95,196
TOTAL HIGH YIELD FIXED-INCOME FUNDS		191,142

	Shares	Value
Investment Grade Fixed-Income Funds - 29.1%
Fidelity Government Income Fund	20,885	$ 228,894
Fidelity Strategic Real Return Fund	24,610	237,983
Fidelity Total Bond Fund	61,478	694,095
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,160,972
TOTAL FIXED-INCOME FUNDS (Cost $1,293,479)		1,352,114
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class	264,418	264,418
Fidelity Short-Term Bond Fund	31,047	266,071
TOTAL SHORT-TERM FUNDS (Cost $526,258)		530,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,727,718)	3,992,904
NET OTHER ASSETS (LIABILITIES) - 0.0%	(269)
NET ASSETS - 100%	$ 3,992,635
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $3,727,718) - See accompanying schedule	$ 3,992,904
Receivable from affiliate for expense reductions	5
Total assets	3,992,909

Liabilities
Distribution and service plan fees payable	274

Net Assets	$ 3,992,635
Net Assets consist of:
Paid in capital	$ 3,931,581
Undistributed net investment income	678
Accumulated undistributed net realized gain (loss) on investments	(204,810)
Net unrealized appreciation (depreciation) on investments	265,186
Net Assets	$ 3,992,635

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($85,512 ÷ 1,706.03 shares)	$ 50.12

Maximum offering price per share (100/94.25 of $50.12)	$ 53.18

Class T: Net Asset Value and redemption price per share ($13,006 ÷ 259.07 shares)	$ 50.20

Maximum offering price per share (100/96.50 of $50.20)	$ 52.02

Class C: Net Asset Value and offering price per share ($311,871 ÷ 6,229.29 shares)A	$ 50.07

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,558,010 ÷ 70,992.98 shares)	$ 50.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,236 ÷ 483.57 shares)	$ 50.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 80,610

Expenses
Distribution and service plan fees	$ 3,357
Independent trustees' compensation	15
Total expenses before reductions	3,372
Expense reductions	(20)	3,352
Net investment income (loss)		77,258
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,766)
Capital gain distributions from underlying funds	36,106
Total net realized gain (loss)		(19,660)
Change in net unrealized appreciation (depreciation) on underlying funds		71,227
Net gain (loss)		51,567
Net increase (decrease) in net assets resulting from operations		$ 128,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,258	$ 55,000
Net realized gain (loss)	(19,660)	(8,015)
Change in net unrealized appreciation (depreciation)	71,227	250,028
Net increase (decrease) in net assets resulting from operations	128,825	297,013
Distributions to shareholders from net investment income	(77,373)	(54,641)
Distributions to shareholders from net realized gain	(13,766)	(10,723)
Total distributions	(91,139)	(65,364)
Share transactions - net increase (decrease)	(390,844)	2,153,245
Total increase (decrease) in net assets	(353,158)	2,384,894

Net Assets
Beginning of period	4,345,793	1,960,899
End of period (including undistributed net investment income of $678 and undistributed net investment income of $793, respectively)	$ 3,992,635	$ 4,345,793

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.815	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	.598	5.066	4.180	(5.404)	(3.239)
Total from investment operations	1.413	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.796)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.943)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	2.94%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.68%	1.63%	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.715	.655	.603	.881	.920
Net realized and unrealized gain (loss)	.598	5.076	4.182	(5.402)	(3.234)
Total from investment operations	1.313	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.636)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.783)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	2.72%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.46%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.46%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.48%	1.38%	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.451	.428	.385	.693	.682
Net realized and unrealized gain (loss)	.604	5.060	4.185	(5.400)	(3.227)
Total from investment operations	1.055	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.448)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.595)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	2.19%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	.88%	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.935	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	.608	5.062	4.178	(5.429)	(3.209)
Total from investment operations	1.543	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	3.22%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,558	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.936	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	.607	5.058	4.184	(5.402)	(3.241)
Total from investment operations	1.543	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	3.22%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	7.0	9.0
Fidelity Equity-Income Fund	9.4	9.0
Fidelity Series 100 Index Fund	6.0	5.0
Fidelity Series Broad Market Opportunities Fund	10.6	9.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.2	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.4	8.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.5	2.6
	5.0	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	16.7	17.1
	27.9	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.4
Fidelity Short-Term Bond Fund	6.3	6.4
	12.5	12.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.2%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.5%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 46.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	12,024	$ 210,301
Fidelity Blue Chip Growth Fund	4,123	195,348
Fidelity Disciplined Equity Fund	9,825	231,869
Fidelity Equity-Income Fund	6,848	308,866
Fidelity Series 100 Index Fund	20,109	199,685
Fidelity Series Broad Market Opportunities Fund	33,133	348,223
Fidelity Series Small Cap Opportunities Fund	2,734	29,887
TOTAL DOMESTIC EQUITY FUNDS		1,524,179
International Equity Funds - 8.4%
Fidelity Advisor International Discovery Fund Institutional Class	9,308	275,891
TOTAL EQUITY FUNDS (Cost $1,713,749)		1,800,070
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	9,101	83,548
Fidelity Strategic Income Fund	7,374	82,880
TOTAL HIGH YIELD FIXED-INCOME FUNDS		166,428

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	16,524	$ 181,103
Fidelity Strategic Real Return Fund	19,513	188,689
Fidelity Total Bond Fund	48,753	550,423
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		920,215
TOTAL FIXED-INCOME FUNDS (Cost $1,059,085)		1,086,643
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class	205,940	205,940
Fidelity Short-Term Bond Fund	24,189	207,297
TOTAL SHORT-TERM FUNDS (Cost $411,867)		413,237
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,184,701)	3,299,950
NET OTHER ASSETS (LIABILITIES) - 0.0%	(99)
NET ASSETS - 100%	$ 3,299,851
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $3,184,701) - See accompanying schedule		$ 3,299,950
Receivable from affiliate for expense reductions		2,853
Total assets		3,302,803

Liabilities
Distribution and service plan fees payable	$ 99
Other payables	2,853
Total liabilities		2,952

Net Assets		$ 3,299,851
Net Assets consist of:
Paid in capital		$ 3,351,215
Undistributed net investment income		549
Accumulated undistributed net realized gain (loss) on investments		(167,162)
Net unrealized appreciation (depreciation) on investments		115,249
Net Assets		$ 3,299,851

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($216,786 ÷ 4,525.02 shares)		$ 47.91

Maximum offering price per share (100/94.25 of $47.91)		$ 50.83

Class T: Net Asset Value and redemption price per share ($23,518 ÷ 490.55 shares)		$ 47.94

Maximum offering price per share (100/96.50 of $47.94)		$ 49.68

Class C: Net Asset Value and offering price per share ($52,108 ÷ 1,087.23 shares)A		$ 47.93

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($2,990,901 ÷ 62,418.78 shares)		$ 47.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,538 ÷ 345.13 shares)		$ 47.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 40,572

Expenses
Distribution and service plan fees	$ 910
Independent trustees' compensation	8
Tax expense	2,853
Total expenses before reductions	3,771
Expense reductions	(2,861)	910
Net investment income (loss)		39,662
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	87,934
Capital gain distributions from underlying funds	12,673
Total net realized gain (loss)		100,607
Change in net unrealized appreciation (depreciation) on underlying funds		(41,402)
Net gain (loss)		59,205
Net increase (decrease) in net assets resulting from operations		$ 98,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,662	$ 39,055
Net realized gain (loss)	100,607	205,014
Change in net unrealized appreciation (depreciation)	(41,402)	10,190
Net increase (decrease) in net assets resulting from operations	98,867	254,259
Distributions to shareholders from net investment income	(39,403)	(39,246)
Distributions to shareholders from net realized gain	(105,815)	(8,488)
Total distributions	(145,218)	(47,734)
Share transactions - net increase (decrease)	1,767,286	(344,791)
Total increase (decrease) in net assets	1,720,935	(138,266)

Net Assets
Beginning of period	1,578,916	1,717,182
End of period (including undistributed net investment income of $549 and undistributed net investment income of $290, respectively)	$ 3,299,851	$ 1,578,916

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.717	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	.618	5.086	4.154	(5.570)	(3.322)
Total from investment operations	1.335	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.770)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.495)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	2.85%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.37%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.51%	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 217	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.599	.676	.620	.821	.918
Net realized and unrealized gain (loss)	.599	5.107	4.147	(5.548)	(3.339)
Total from investment operations	1.198	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.633)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.358)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	2.55%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.62%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.26%	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.358	.434	.403	.624	.690
Net realized and unrealized gain (loss)	.615	5.102	4.143	(5.532)	(3.342)
Total from investment operations	.973	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.438)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.163)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	2.07%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.76%	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.836	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	.618	5.095	4.147	(5.557)	(3.310)
Total from investment operations	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,991	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.835	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	.619	5.109	4.145	(5.552)	(3.335)
Total from investment operations	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.5
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	7.1	9.2
Fidelity Equity-Income Fund	9.5	9.2
Fidelity Series 100 Index Fund	6.2	5.1
Fidelity Series Broad Market Opportunities Fund	10.7	9.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.9	46.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.2	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.6	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.6
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.3	16.8
	27.3	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.6	5.7
Fidelity Short-Term Bond Fund	5.7	5.7
	11.3	11.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	11.3%

Six months ago
Domestic Equity Funds	46.1%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	11.4%

Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 56.1%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,624	$ 150,826
Fidelity Blue Chip Growth Fund	2,961	140,313
Fidelity Disciplined Equity Fund	7,041	166,174
Fidelity Equity-Income Fund	4,908	221,370
Fidelity Series 100 Index Fund	14,433	143,322
Fidelity Series Broad Market Opportunities Fund	23,778	249,911
Fidelity Series Small Cap Opportunities Fund	1,970	21,536
TOTAL DOMESTIC EQUITY FUNDS		1,093,452
International Equity Funds - 9.2%
Fidelity Advisor International Discovery Fund Institutional Class	7,195	213,267
TOTAL EQUITY FUNDS (Cost $1,100,282)		1,306,719
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	6,724	61,723
Fidelity Strategic Income Fund	5,450	61,257
TOTAL HIGH YIELD FIXED-INCOME FUNDS		122,980

	Shares	Value
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund	11,471	$ 125,719
Fidelity Strategic Real Return Fund	13,511	130,652
Fidelity Total Bond Fund	33,742	380,945
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		637,316
TOTAL FIXED-INCOME FUNDS (Cost $685,323)		760,296
Short-Term Funds - 11.3%

Fidelity Institutional Money Market Portfolio Institutional Class	130,816	130,816
Fidelity Short-Term Bond Fund	15,359	131,625
TOTAL SHORT-TERM FUNDS (Cost $258,131)		262,441
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,043,736)		2,329,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$ 2,329,409
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,043,736) - See accompanying schedule	$ 2,329,456

Liabilities
Distribution and service plan fees payable	47

Net Assets	$ 2,329,409
Net Assets consist of:
Paid in capital	$ 2,168,305
Undistributed net investment income	414
Accumulated undistributed net realized gain (loss) on investments	(125,030)
Net unrealized appreciation (depreciation) on investments	285,720
Net Assets	$ 2,329,409

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,792 ÷ 358.01 shares)	$ 49.70

Maximum offering price per share (100/94.25 of $49.70)	$ 52.73

Class T: Net Asset Value and redemption price per share ($23,353 ÷ 469.92 shares)	$ 49.70

Maximum offering price per share (100/96.50 of $49.70)	$ 51.50

Class C: Net Asset Value and offering price per share ($43,355 ÷ 872.25 shares)A	$ 49.70

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,122,531 ÷ 42,735.32 shares)	$ 49.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,378 ÷ 2,463.80 shares)	$ 49.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 40,867

Expenses
Distribution and service plan fees	$ 397
Independent trustees' compensation	8
Total expenses before reductions	405
Expense reductions	(8)	397
Net investment income (loss)		40,470
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,910
Capital gain distributions from underlying funds	17,097
Total net realized gain (loss)		25,007
Change in net unrealized appreciation (depreciation) on underlying funds		(4,302)
Net gain (loss)		20,705
Net increase (decrease) in net assets resulting from operations		$ 61,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,470	$ 37,568
Net realized gain (loss)	25,007	628
Change in net unrealized appreciation (depreciation)	(4,302)	213,839
Net increase (decrease) in net assets resulting from operations	61,175	252,035
Distributions to shareholders from net investment income	(40,482)	(37,649)
Distributions to shareholders from net realized gain	(6,232)	(8,111)
Total distributions	(46,714)	(45,760)
Share transactions - net increase (decrease)	74,690	179,595
Total increase (decrease) in net assets	89,151	385,870

Net Assets
Beginning of period	2,240,258	1,854,388
End of period (including undistributed net investment income of $414 and $426, respectively)	$ 2,329,409	$ 2,240,258

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.782	.799	.753	.923	.994
Net realized and unrealized gain (loss)	.504	5.233	4.174	(5.753)	(3.438)
Total from investment operations	1.286	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.775)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.916)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	2.71%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	1.63%	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.662	.681	.645	.828	.875
Net realized and unrealized gain (loss)	.490	5.247	4.175	(5.757)	(3.431)
Total from investment operations	1.152	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.651)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.792)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	2.42%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.38%	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.439	.426	.631	.658
Net realized and unrealized gain (loss)	.490	5.239	4.185	(5.740)	(3.448)
Total from investment operations	.914	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.443)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.584)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	1.92%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	.89%	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.903	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	.505	5.227	4.183	(5.729)	(3.425)
Total from investment operations	1.408	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	2.97%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,123	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.904	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	.504	5.226	4.185	(5.753)	(3.439)
Total from investment operations	1.408	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	2.97%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.89%	1.92%	1.98%	2.71%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.6
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	7.3	9.3
Fidelity Equity-Income Fund	9.7	9.4
Fidelity Series 100 Index Fund	6.3	5.2
Fidelity Series Broad Market Opportunities Fund	10.9	9.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	47.8	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.0	10.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.7	2.9
	5.5	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.4
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.0	16.4
	26.8	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	5.1
Fidelity Short-Term Bond Fund	5.0	5.1
	9.9	10.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.9%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,716	$ 187,431
Fidelity Blue Chip Growth Fund	3,670	173,888
Fidelity Disciplined Equity Fund	8,764	206,841
Fidelity Equity-Income Fund	6,101	275,158
Fidelity Series 100 Index Fund	17,916	177,909
Fidelity Series Broad Market Opportunities Fund	29,538	310,449
Fidelity Series Small Cap Opportunities Fund	2,431	26,576
TOTAL DOMESTIC EQUITY FUNDS		1,358,252
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,604	284,677
TOTAL EQUITY FUNDS (Cost $1,689,863)		1,642,929
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	8,571	78,680
Fidelity Strategic Income Fund	6,943	78,040
TOTAL HIGH YIELD FIXED-INCOME FUNDS		156,720

	Shares	Value
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Government Income Fund	13,662	$ 149,731
Fidelity Strategic Real Return Fund	16,136	156,039
Fidelity Total Bond Fund	40,340	455,443
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		761,213
TOTAL FIXED-INCOME FUNDS (Cost $908,880)		917,933
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Institutional Class	140,813	140,813
Fidelity Short-Term Bond Fund	16,540	141,744
TOTAL SHORT-TERM FUNDS (Cost $282,038)		282,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,880,781)		2,843,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(273)
NET ASSETS - 100%		$ 2,843,146
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $2,880,781) - See accompanying schedule	$ 2,843,419

Liabilities
Distribution and service plan fees payable	273

Net Assets	$ 2,843,146
Net Assets consist of:
Paid in capital	$ 3,076,448
Undistributed net investment income	452
Accumulated undistributed net realized gain (loss) on investments	(196,392)
Net unrealized appreciation (depreciation) on investments	(37,362)
Net Assets	$ 2,843,146

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,474.74 ÷ 558.45 shares)	$ 49.20

Maximum offering price per share (100/94.25 of $49.20)	$ 52.20

Class T: Net Asset Value and redemption price per share ($277,932.28 ÷ 5,652.48 shares)	$ 49.17

Maximum offering price per share (100/96.50 of $49.17)	$ 50.95

Class C: Net Asset Value and offering price per share ($174,005.39 ÷ 3,541.01 shares)A	$ 49.14

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,363,129.81 ÷ 48,045.73 shares)	$ 49.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($603.46 ÷ 12.27 shares)	$ 49.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 54,621

Expenses
Distribution and service plan fees	$ 3,372
Independent trustees' compensation	10
Total expenses before reductions	3,382
Expense reductions	(10)	3,372
Net investment income (loss)		51,249
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,270
Capital gain distributions from underlying funds	22,804
Total net realized gain (loss)		34,074
Change in net unrealized appreciation (depreciation) on underlying funds		(39,842)
Net gain (loss)		(5,768)
Net increase (decrease) in net assets resulting from operations		$ 45,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,249	$ 34,462
Net realized gain (loss)	34,074	25,210
Change in net unrealized appreciation (depreciation)	(39,842)	122,897
Net increase (decrease) in net assets resulting from operations	45,481	182,569
Distributions to shareholders from net investment income	(51,325)	(34,152)
Distributions to shareholders from net realized gain	(7,797)	(6,329)
Total distributions	(59,122)	(40,481)
Share transactions - net increase (decrease)	(139,228)	1,729,093
Total increase (decrease) in net assets	(152,869)	1,871,181

Net Assets
Beginning of period	2,996,015	1,124,834
End of period (including undistributed net investment income of $452 and undistributed net investment income of $528, respectively)	$ 2,843,146	$ 2,996,015

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.760	.811	.748	.937	.951
Net realized and unrealized gain (loss)	.441 G	5.306	4.178	(6.127)	(3.464)
Total from investment operations	1.201	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.784)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.921)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B,C,D	2.56%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F,I
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.60%	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.641	.693	.639	.844	.823
Net realized and unrealized gain (loss)	.448 G	5.287	4.183	(6.122)	(3.449)
Total from investment operations	1.089	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.672)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.809)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B,C,D	2.32%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.35%	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.404	.454	.424	.655	.609
Net realized and unrealized gain (loss)	.445 G	5.293	4.179	(6.114)	(3.465)
Total from investment operations	.849	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.452)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.589)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B,C,D	1.80%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.85%	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.880	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	.445 G	5.291	4.183	(6.126)	(3.445)
Total from investment operations	1.325	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	2.82%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,363	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.873	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	.452 G	5.291	4.186	(6.123)	(3.466)
Total from investment operations	1.325	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	2.82%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.3
Fidelity Disciplined Equity Fund	7.4	9.5
Fidelity Equity-Income Fund	9.9	9.6
Fidelity Series 100 Index Fund	6.4	5.3
Fidelity Series Broad Market Opportunities Fund	11.1	9.6
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.7	48.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	15.7	16.1
	26.2	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	4.2
Fidelity Short-Term Bond Fund	4.2	4.2
	8.4	8.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.7%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.0%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.4%

Expected
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,028	$ 140,411
Fidelity Blue Chip Growth Fund	2,756	130,565
Fidelity Disciplined Equity Fund	6,557	154,734
Fidelity Equity-Income Fund	4,571	206,147
Fidelity Series 100 Index Fund	13,431	133,368
Fidelity Series Broad Market Opportunities Fund	22,135	232,637
Fidelity Series Small Cap Opportunities Fund	1,823	19,923
TOTAL DOMESTIC EQUITY FUNDS		1,017,785
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	7,714	228,645
TOTAL EQUITY FUNDS (Cost $1,087,931)		1,246,430
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	6,642	60,974
Fidelity Strategic Income Fund	5,384	60,520
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,494

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	9,840	$ 107,850
Fidelity Strategic Real Return Fund	11,590	112,080
Fidelity Total Bond Fund	29,019	327,624
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		547,554
TOTAL FIXED-INCOME FUNDS (Cost $616,027)		669,048
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class	87,915	87,915
Fidelity Short-Term Bond Fund	10,322	88,458
TOTAL SHORT-TERM FUNDS (Cost $174,051)		176,373
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,878,009)		2,091,851
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$ 2,091,731
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

Assets
Investment in securities, at value (cost $1,878,009) - See accompanying schedule	$ 2,091,851

Liabilities
Distribution and service plan fees payable	120

Net Assets	$ 2,091,731
Net Assets consist of:
Paid in capital	$ 1,945,769
Undistributed net investment income	325
Accumulated undistributed net realized gain (loss) on investments	(68,205)
Net unrealized appreciation (depreciation) on investments	213,842
Net Assets	$ 2,091,731

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,416 ÷ 1,578.59 shares)	$ 48.41

Maximum offering price per share (100/94.25 of $48.41)	$ 51.36

Class T: Net Asset Value and redemption price per share ($105,423 ÷ 2,177.94 shares)	$ 48.40

Maximum offering price per share (100/96.50 of $48.40)	$ 50.16

Class C: Net Asset Value and offering price per share ($73,661 ÷ 1,522.93 shares)A	$ 48.37

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,810,762 ÷ 37,403.76 shares)	$ 48.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,469 ÷ 526.13 shares)	$ 48.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 29,279

Expenses
Distribution and service plan fees	$ 1,337
Independent trustees' compensation	5
Total expenses before reductions	1,342
Expense reductions	(5)	1,337
Net investment income (loss)		27,942
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,805
Capital gain distributions from underlying funds	11,399
Total net realized gain (loss)		30,204
Change in net unrealized appreciation (depreciation) on underlying funds		(32,596)
Net gain (loss)		(2,392)
Net increase (decrease) in net assets resulting from operations		$ 25,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,942	$ 39,869
Net realized gain (loss)	30,204	(11,271)
Change in net unrealized appreciation (depreciation)	(32,596)	277,762
Net increase (decrease) in net assets resulting from operations	25,550	306,360
Distributions to shareholders from net investment income	(27,910)	(40,181)
Distributions to shareholders from net realized gain	(3,924)	(9,861)
Total distributions	(31,834)	(50,042)
Share transactions - net increase (decrease)	490,682	(897,193)
Total increase (decrease) in net assets	484,398	(640,875)

Net Assets
Beginning of period	1,607,333	2,248,208
End of period (including undistributed net investment income of $325 and undistributed net investment income of $293, respectively)	$ 2,091,731	$ 1,607,333

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.739	.858	.744	.856	.442
Net realized and unrealized gain (loss)	.384	5.317	4.191	(6.093)	(4.811)
Total from investment operations	1.123	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.769)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.903)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	2.44%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.59%	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.736	.636	.791	.373
Net realized and unrealized gain (loss)	.367	5.326	4.191	(6.111)	(4.809)
Total from investment operations	.991	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.647)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.781)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	2.15%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.34%	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.505	.424	.611	.233
Net realized and unrealized gain (loss)	.379	5.319	4.192	(6.107)	(4.812)
Total from investment operations	.769	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.435)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.569)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	1.67%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.84%	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.969	.849	.965	.502
Net realized and unrealized gain (loss)	.377	5.332	4.187	(6.112)	(4.795)
Total from investment operations	1.234	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	2.68%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.973	.848	.974	.511
Net realized and unrealized gain (loss)	.377	5.328	4.188	(6.111)	(4.814)
Total from investment operations	1.234	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	2.68%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.9	7.0
Fidelity Blue Chip Growth Fund	6.4	6.4
Fidelity Disciplined Equity Fund	7.6	9.8
Fidelity Equity-Income Fund	10.1	9.8
Fidelity Series 100 Index Fund	6.5	5.4
Fidelity Series Broad Market Opportunities Fund	11.4	9.8
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	49.9	49.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.0	12.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.4	15.9
	25.8	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.0	3.0
Fidelity Short-Term Bond Fund	3.1	3.0
	6.1	6.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.9%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	6.1%

Six months ago
Domestic Equity Funds	49.2%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.0%

Expected
Domestic Equity Funds	48.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 61.9%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,349	$ 181,006
Fidelity Blue Chip Growth Fund	3,555	168,427
Fidelity Disciplined Equity Fund	8,466	199,788
Fidelity Equity-Income Fund	5,891	265,686
Fidelity Series 100 Index Fund	17,332	172,111
Fidelity Series Broad Market Opportunities Fund	28,549	300,051
Fidelity Series Small Cap Opportunities Fund	2,360	25,794
TOTAL DOMESTIC EQUITY FUNDS		1,312,863
International Equity Funds - 12.0%
Fidelity Advisor International Discovery Fund Institutional Class	10,606	314,366
TOTAL EQUITY FUNDS (Cost $1,591,716)		1,627,229
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	8,824	81,004
Fidelity Strategic Income Fund	7,152	80,387
TOTAL HIGH YIELD FIXED-INCOME FUNDS		161,391

	Shares	Value
Investment Grade Fixed-Income Funds - 25.8%
Fidelity Government Income Fund	12,233	$ 134,073
Fidelity Strategic Real Return Fund	14,411	139,359
Fidelity Total Bond Fund	35,939	405,757
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		679,189
TOTAL FIXED-INCOME FUNDS (Cost $821,047)		840,580
Short-Term Funds - 6.1%

Fidelity Institutional Money Market Portfolio Institutional Class	80,529	80,529
Fidelity Short-Term Bond Fund	9,455	81,031
TOTAL SHORT-TERM FUNDS (Cost $161,073)		161,560
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,573,836)		2,629,369
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$ 2,629,261
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $2,573,836) - See accompanying schedule		$ 2,629,369
Receivable for investments sold		57,045
Receivable for fund shares sold		205
Total assets		2,686,619

Liabilities
Payable for fund shares redeemed	$ 57,246
Distribution and service plan fees payable	112
Total liabilities		57,358

Net Assets		$ 2,629,261
Net Assets consist of:
Paid in capital		$ 2,657,355
Undistributed net investment income		455
Accumulated undistributed net realized gain (loss) on investments		(84,082)
Net unrealized appreciation (depreciation) on investments		55,533
Net Assets		$ 2,629,261

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,012 ÷ 144.20 shares)		$ 48.63

Maximum offering price per share (100/94.25 of $48.63)		$ 51.60

Class T: Net Asset Value and redemption price per share ($50,892 ÷ 1,046.91 shares)		$ 48.61

Maximum offering price per share (100/96.50 of $48.61)		$ 50.37

Class C: Net Asset Value and offering price per share ($106,859 ÷ 2,201.16 shares)A		$ 48.55

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($2,462,503 ÷ 50,680.40 shares)		$ 48.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,995 ÷ 41.06 shares)		$ 48.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 41,718

Expenses
Distribution and service plan fees	$ 1,602
Independent trustees' compensation	8
Total expenses before reductions	1,610
Expense reductions	(8)	1,602
Net investment income (loss)		40,116
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	101,275
Capital gain distributions from underlying funds	15,939
Total net realized gain (loss)		117,214
Change in net unrealized appreciation (depreciation) on underlying funds		(111,202)
Net gain (loss)		6,012
Net increase (decrease) in net assets resulting from operations		$ 46,128

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,116	$ 34,389
Net realized gain (loss)	117,214	79,518
Change in net unrealized appreciation (depreciation)	(111,202)	119,745
Net increase (decrease) in net assets resulting from operations	46,128	233,652
Distributions to shareholders from net investment income	(40,029)	(34,374)
Distributions to shareholders from net realized gain	(5,624)	(7,263)
Total distributions	(45,653)	(41,637)
Share transactions - net increase (decrease)	478,557	390,065
Total increase (decrease) in net assets	479,032	582,080

Net Assets
Beginning of period	2,150,229	1,568,149
End of period (including undistributed net investment income of $455 and undistributed net investment income of $368, respectively)	$ 2,629,261	$ 2,150,229

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.762	.789	.722	.933	.442
Net realized and unrealized gain (loss)	.331	5.608	4.298	(6.238)	(4.814)
Total from investment operations	1.093	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.771)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.903)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	2.36%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.64%	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.649	.672	.616	.836	.371
Net realized and unrealized gain (loss)	.312	5.604	4.301	(6.227)	(4.809)
Total from investment operations	.961	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.649)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.781)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	2.08%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.39%	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	63%	75%	129%	50%	4% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.415	.435	.402	.664	.234
Net realized and unrealized gain (loss)	.310	5.609	4.305	(6.229)	(4.816)
Total from investment operations	.725	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.463)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.595)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	1.57%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.89%	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.885	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	.317	5.602	4.297	(6.231)	(4.810)
Total from investment operations	1.202	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	2.60%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,462	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.865	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	.327	5.616	4.302	(6.238)	(4.818)
Total from investment operations	1.192	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	2.58%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.1	7.1
Fidelity Blue Chip Growth Fund	6.6	6.6
Fidelity Disciplined Equity Fund	7.8	10.0
Fidelity Equity-Income Fund	10.3	10.1
Fidelity Series 100 Index Fund	6.7	5.5
Fidelity Series Broad Market Opportunities Fund	11.7	10.1
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	51.2	50.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.2	3.4
	6.5	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.1	5.3
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.3	15.8
	25.6	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.9
Fidelity Short-Term Bond Fund	2.0	2.0
	3.9	3.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.6%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	50.4%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2012. The current allocation is based on the fund's holdings as of July 31, 2012. The expected allocation represents the fund's anticipated allocation at January 31, 2013.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2012

Showing Percentage of Net Assets

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	29,622	$ 518,086
Fidelity Blue Chip Growth Fund	10,178	482,231
Fidelity Disciplined Equity Fund	24,182	570,697
Fidelity Equity-Income Fund	16,844	759,653
Fidelity Series 100 Index Fund	49,572	492,245
Fidelity Series Broad Market Opportunities Fund	81,640	858,038
Fidelity Series Small Cap Opportunities Fund	6,716	73,403
TOTAL DOMESTIC EQUITY FUNDS		3,754,353
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	31,748	940,999
TOTAL EQUITY FUNDS (Cost $4,253,790)		4,695,352
Fixed-Income Funds - 32.1%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	25,967	238,378
Fidelity Strategic Income Fund	21,057	236,680
TOTAL HIGH YIELD FIXED-INCOME FUNDS		475,058

	Shares	Value
Investment Grade Fixed-Income Funds - 25.6%
Fidelity Government Income Fund	33,841	$ 370,901
Fidelity Strategic Real Return Fund	39,808	384,940
Fidelity Total Bond Fund	99,637	1,124,907
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,880,748
TOTAL FIXED-INCOME FUNDS (Cost $2,208,883)		2,355,806
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	144,715	144,715
Fidelity Short-Term Bond Fund	16,987	145,582
TOTAL SHORT-TERM FUNDS (Cost $287,922)		290,297
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,750,595)		7,341,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$ 7,341,385
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012

Assets
Investment in securities, at value (cost $6,750,595) - See accompanying schedule		$ 7,341,455
Receivable for investments sold		5,711
Total assets		7,347,166

Liabilities
Payable for fund shares redeemed	$ 5,702
Distribution and service plan fees payable	79
Total liabilities		5,781

Net Assets		$ 7,341,385
Net Assets consist of:
Paid in capital		$ 6,890,897
Undistributed net investment income		1,247
Accumulated undistributed net realized gain (loss) on investments		(141,619)
Net unrealized appreciation (depreciation) on investments		590,860
Net Assets		$ 7,341,385

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,234 ÷ 415.81 shares)		$ 48.66

Maximum offering price per share (100/94.25 of $48.66)		$ 51.63

Class T: Net Asset Value and redemption price per share ($132,242 ÷ 2,717.05 shares)		$ 48.67

Maximum offering price per share (100/96.50 of $48.67)		$ 50.44

Class C: Net Asset Value and offering price per share ($24,411 ÷ 501.90 shares)A		$ 48.64

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($7,138,917 ÷ 146,744.76 shares)		$ 48.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,581 ÷ 525.88 shares)		$ 48.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2012

Investment Income
Income distributions from underlying funds		$ 117,623

Expenses
Distribution and service plan fees	$ 461
Independent trustees' compensation	21
Total expenses before reductions	482
Expense reductions	(21)	461
Net investment income (loss)		117,162
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,929)
Capital gain distributions from underlying funds	45,545
Total net realized gain (loss)		(18,384)
Change in net unrealized appreciation (depreciation) on underlying funds		71,737
Net gain (loss)		53,353
Net increase (decrease) in net assets resulting from operations		$ 170,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,162	$ 84,257
Net realized gain (loss)	(18,384)	(16,404)
Change in net unrealized appreciation (depreciation)	71,737	478,706
Net increase (decrease) in net assets resulting from operations	170,515	546,559
Distributions to shareholders from net investment income	(117,023)	(84,042)
Distributions to shareholders from net realized gain	(15,935)	(15,604)
Total distributions	(132,958)	(99,646)
Share transactions - net increase (decrease)	1,671,463	1,650,368
Total increase (decrease) in net assets	1,709,020	2,097,281

Net Assets
Beginning of period	5,632,365	3,535,084
End of period (including undistributed net investment income of $1,247 and undistributed net investment income of $1,108, respectively)	$ 7,341,385	$ 5,632,365

Financial Highlights - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.782	.757	.747	.819	.425
Net realized and unrealized gain (loss)	.281	5.719	4.285	(6.123)	(4.836)
Total from investment operations	1.063	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.791)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.923)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B,C,D	2.30%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.66%	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.660	.637	.642	.739	.365
Net realized and unrealized gain (loss)	.287	5.727	4.281	(6.128)	(4.852)
Total from investment operations	.947	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.675)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.807)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B,C,D	2.05%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.42%	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.427	.402	.430	.560	.226
Net realized and unrealized gain (loss)	.290	5.719	4.275	(6.123)	(4.846)
Total from investment operations	.717	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.465)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.597)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B,C,D	1.55%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.91%	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.897	.880	.857	.900	.496
Net realized and unrealized gain (loss)	.284	5.719	4.279	(6.114)	(4.840)
Total from investment operations	1.181	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	2.56%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,139	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.896	.874	.855	.918	.504
Net realized and unrealized gain (loss)	.275	5.725	4.281	(6.132)	(4.848)
Total from investment operations	1.171	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	2.54%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2012

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, Fidelity Income Replacement 2032 Fund incurred an excise tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. As of July 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 7,608,742	$ 542,630	$ (6,998)	$ 535,632
Fidelity Income Replacement 2018 Fund	5,626,035	173,867	(96,367)	77,500
Fidelity Income Replacement 2020 Fund	4,519,433	365,315	(22,054)	343,261
Fidelity Income Replacement 2022 Fund	4,327,592	105,824	(118,585)	(12,761)
Fidelity Income Replacement 2024 Fund	2,056,669	78,531	(31,434)	47,097
Fidelity Income Replacement 2026 Fund	1,793,507	33,925	(48,154)	(14,229)
Fidelity Income Replacement 2028 Fund	5,549,595	282,496	(108,589)	173,907
Fidelity Income Replacement 2030 Fund	3,754,571	273,886	(35,553)	238,333
Fidelity Income Replacement 2032 Fund	3,186,098	129,654	(15,802)	113,852
Fidelity Income Replacement 2034 Fund	2,076,725	264,999	(12,268)	252,731
Fidelity Income Replacement 2036 Fund	2,890,509	56,864	(103,954)	(47,090)
Fidelity Income Replacement 2038 Fund	1,891,976	205,593	(5,718)	199,875
Fidelity Income Replacement 2040 Fund	2,590,081	80,675	(41,387)	39,288
Fidelity Income Replacement 2042 Fund	6,814,102	610,623	(83,270)	527,353

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 1,442	$ -	$ (407,502)	$ 535,632
Fidelity Income Replacement 2018 Fund	1,086	-	(526,529)	77,500
Fidelity Income Replacement 2020 Fund	884	-	(143,439)	343,261
Fidelity Income Replacement 2022 Fund	814	-	(588,867)	(12,761)
Fidelity Income Replacement 2024 Fund	348	-	(63,122)	47,097
Fidelity Income Replacement 2026 Fund	310	-	(194,108)	(14,229)
Fidelity Income Replacement 2028 Fund	1,051	-	(524,163)	173,907
Fidelity Income Replacement 2030 Fund	678	-	(144,620)	238,333
Fidelity Income Replacement 2032 Fund	569	16,335	(182,121)	113,852
Fidelity Income Replacement 2034 Fund	424	-	(91,872)	252,731
Fidelity Income Replacement 2036 Fund	462	-	(186,673)	(47,090)
Fidelity Income Replacement 2038 Fund	353	-	(51,935)	199,875
Fidelity Income Replacement 2040 Fund	482	3,001	(70,866)	39,288
Fidelity Income Replacement 2042 Fund	1,256	-	(69,413)	527,353

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(78,455)	(410,862)	(37,212)	(526,529)
Fidelity Income Replacement 2020 Fund	(2,795)	(118,446)	(22,198)	(143,439)
Fidelity Income Replacement 2022 Fund	(33,352)	(481,397)	(74,118)	(588,867)
Fidelity Income Replacement 2024 Fund	-	(4,778)	(58,344)	(63,122)
Fidelity Income Replacement 2026 Fund	-	(194,108)	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	(313,738)	(210,425)	(524,163)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(182,121)	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	(48,212)	(43,660)	(91,872)
Fidelity Income Replacement 2036 Fund	(33)	(183,763)	(2,877)	(186,673)
Fidelity Income Replacement 2038 Fund	-	(3,448)	(48,487)	(51,935)
Fidelity Income Replacement 2040 Fund	-	(54,176)	(16,690)	(70,866)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,939)	(51,393)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Income Replacement 2016 Fund	$ (28,964)	$ (5,046)	$ (34,010)	$ (407,502)
Fidelity Income Replacement 2018 Fund	-	-	-	(526,529)
Fidelity Income Replacement 2020 Fund	-	-	-	(143,439)
Fidelity Income Replacement 2022 Fund	-	-	-	(588,867)
Fidelity Income Replacement 2024 Fund	-	-	-	(63,122)
Fidelity Income Replacement 2026 Fund	-	-	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	-	-	(524,163)
Fidelity Income Replacement 2030 Fund	(24,894)	-	(24,894)	(144,620)
Fidelity Income Replacement 2032 Fund	-	-	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	-	-	(91,872)
Fidelity Income Replacement 2036 Fund	-	-	-	(186,673)
Fidelity Income Replacement 2038 Fund	-	-	-	(51,935)
Fidelity Income Replacement 2040 Fund	-	-	-	(70,866)
Fidelity Income Replacement 2042 Fund	(18,020)	-	(18,020)	(69,413)

The tax character of distributions paid was as follows:

July 31, 2012
	Ordinary Income	Long Term Capital Gain
Fidelity Income Replacement 2016 Fund	$ 184,121	$ -
Fidelity Income Replacement 2018 Fund	108,300	-
Fidelity Income Replacement 2020 Fund	88,531	-
Fidelity Income Replacement 2022 Fund	75,143	-
Fidelity Income Replacement 2024 Fund	39,513	-
Fidelity Income Replacement 2026 Fund	41,581	-
Fidelity Income Replacement 2028 Fund	118,215	-
Fidelity Income Replacement 2030 Fund	91,139	-
Fidelity Income Replacement 2032 Fund	44,243	100,975
Fidelity Income Replacement 2034 Fund	46,714	-
Fidelity Income Replacement 2036 Fund	59,122	-

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2012
	Ordinary Income	Long Term Capital Gain
Fidelity Income Replacement 2038 Fund	$ 31,834	$ -
Fidelity Income Replacement 2040 Fund	45,653	-
Fidelity Income Replacement 2042 Fund	132,958	-
July 31, 2011
Fidelity Income Replacement 2016 Fund	253,172	-
Fidelity Income Replacement 2018 Fund	135,712	-
Fidelity Income Replacement 2020 Fund	88,505	-
Fidelity Income Replacement 2022 Fund	70,615	-
Fidelity Income Replacement 2024 Fund	36,771	-
Fidelity Income Replacement 2026 Fund	28,540	-
Fidelity Income Replacement 2028 Fund	142,480	-
Fidelity Income Replacement 2030 Fund	65,364	-
Fidelity Income Replacement 2032 Fund	47,734	-
Fidelity Income Replacement 2034 Fund	45,760	-
Fidelity Income Replacement 2036 Fund	40,481	-
Fidelity Income Replacement 2038 Fund	50,042	-
Fidelity Income Replacement 2040 Fund	41,637	-
Fidelity Income Replacement 2042 Fund	99,646	-

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,982,259	5,886,298
Fidelity Income Replacement 2018 Fund	2,611,758	2,238,246
Fidelity Income Replacement 2020 Fund	2,353,256	1,502,594
Fidelity Income Replacement 2022 Fund	2,403,587	1,530,056
Fidelity Income Replacement 2024 Fund	1,408,202	1,216,839
Fidelity Income Replacement 2026 Fund	1,201,504	1,533,472
Fidelity Income Replacement 2028 Fund	2,500,917	2,877,520
Fidelity Income Replacement 2030 Fund	2,068,300	2,436,909
Fidelity Income Replacement 2032 Fund	2,532,217	857,793
Fidelity Income Replacement 2034 Fund	832,957	747,402
Fidelity Income Replacement 2036 Fund	1,807,108	1,931,379
Fidelity Income Replacement 2038 Fund	1,418,153	919,930
Fidelity Income Replacement 2040 Fund	1,893,123	1,404,157
Fidelity Income Replacement 2042 Fund	4,190,776	2,489,490

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,125	$ 5
Class T	.25%	.25%	1,580	8
Class C	.75%	.25%	9,353	3,196
			$ 14,058	$ 3,209
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,894	$ -
Class T	.25%	.25%	686	10
Class C	.75%	.25%	2,215	431
			$ 4,795	$ 441
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,024	$ 458
Class T	.25%	.25%	930	4
Class C	.75%	.25%	2,868	664
			$ 4,822	$ 1,126
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 492	$ 4
Class T	.25%	.25%	54	-
Class C	.75%	.25%	281	38
			$ 827	$ 42
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 512	$ 12
Class T	.25%	.25%	747	97
Class C	.75%	.25%	1,668	43
			$ 2,927	$ 152
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 294	$ 1
Class T	.25%	.25%	616	24
Class C	.75%	.25%	1,736	92
			$ 2,646	$ 117
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 310	$ -
Class T	.25%	.25%	626	-
Class C	.75%	.25%	420	1
			$ 1,356	$ 1
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 180	$ 4
Class T	.25%	.25%	63	31
Class C	.75%	.25%	3,114	1,538
			$ 3,357	$ 1,573
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 521	$ 14
Class T	.25%	.25%	120	120
Class C	.75%	.25%	269	266
			$ 910	$ 400
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 45	$ 45
Class T	.25%	.25%	120	120
Class C	.75%	.25%	232	232
			$ 397	$ 397

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2036 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 68	$ 50
Class T	.25%	.25%	1,370	28
Class C	.75%	.25%	1,934	674
			$ 3,372	$ 752
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 103	$ 4
Class T	.25%	.25%	528	36
Class C	.75%	.25%	706	11
			$ 1,337	$ 51
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 129	$ 18
Class T	.25%	.25%	590	30
Class C	.75%	.25%	883	126
			$ 1,602	$ 174
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 58	$ 13
Class T	.25%	.25%	164	120
Class C	.75%	.25%	239	239
			$ 461	$ 372

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 30
Fidelity Income Replacement 2018 Fund
Class A	$ 336
Class C*	6
$ 342
Fidelity Income Replacement 2020 Fund
Class A	$ 1
Fidelity Income Replacement 2022 Fund
Class A	$ 1,870
Fidelity Income Replacement 2024 Fund
Class T	$ 690
Fidelity Income Replacement 2026 Fund
Class T	$ 440
Fidelity Income Replacement 2028 Fund
Class A	$ 293
Fidelity Income Replacement 2036 Fund
Class C*	$ 214
Fidelity Income Replacement 2038 Fund
Class A	$ 316
Fidelity Income Replacement 2042 Fund
Class A	$ 3
Class T	536
$ 539

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*

Fidelity Income Replacement 2016 Fund	$ 33
Fidelity Income Replacement 2018 Fund	18
Fidelity Income Replacement 2020 Fund	15
Fidelity Income Replacement 2022 Fund	12
Fidelity Income Replacement 2024 Fund	6
Fidelity Income Replacement 2026 Fund	10
Fidelity Income Replacement 2028 Fund	20
Fidelity Income Replacement 2030 Fund	20
Fidelity Income Replacement 2032 Fund	8
Fidelity Income Replacement 2034 Fund	8
Fidelity Income Replacement 2036 Fund	10
Fidelity Income Replacement 2038 Fund	5
Fidelity Income Replacement 2040 Fund	8
Fidelity Income Replacement 2042 Fund	21

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

In addition, FMR or its affiliates agreed to reimburse Fidelity Income Replacement 2032 Fund's tax expense of $2,853.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2012	2011
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 17,921	$ 34,923
Class T	3,481	8,720
Class C	7,453	10,052
Income Replacement 2016	115,628	138,777
Institutional Class	1,088	1,953
Total	$ 145,571	$ 194,425
From net realized gain
Class A	$ 4,976	$ 11,231
Class T	1,014	3,381
Class C	4,218	6,082
Income Replacement 2016	28,030	37,507
Institutional Class	312	546
Total	$ 38,550	$ 58,747
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 11,734	$ 18,636
Class T	1,790	1,201
Class C	2,008	1,971
Income Replacement 2018	68,941	78,313
Institutional Class	3,499	6,785
Total	$ 87,972	$ 106,906
From net realized gain
Class A	$ 3,011	$ 5,977
Class T	560	252
Class C	852	980
Income Replacement 2018	15,393	19,822
Institutional Class	512	1,775
Total	$ 20,328	$ 28,806

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 6,597	$ 10,048
Class T	2,545	2,330
Class C	2,699	2,700
Income Replacement 2020	61,446	55,571
Institutional Class	563	898
Total	$ 73,850	$ 71,547
From net realized gain
Class A	$ 1,517	$ 2,797
Class T	694	638
Class C	1,162	1,402
Income Replacement 2020	11,189	11,887
Institutional Class	119	234
Total	$ 14,681	$ 16,958
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,823	$ 1,130
Class T	136	862
Class C	226	326
Income Replacement 2022	60,936	55,484
Institutional Class	60	83
Total	$ 64,181	$ 57,885
From net realized gain
Class A	$ 242	$ 313
Class T	32	343
Class C	95	169
Income Replacement 2022	10,582	11,885
Institutional Class	11	20
Total	$ 10,962	$ 12,730
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,343	$ 4,200
Class T	2,287	640
Class C	1,494	1,582
Income Replacement 2024	25,214	22,670
Institutional Class	445	601
Total	$ 32,783	$ 29,693
From net realized gain
Class A	$ 710	$ 1,169
Class T	601	211
Class C	575	755
Income Replacement 2024	4,764	4,799
Institutional Class	80	144
Total	$ 6,730	$ 7,078

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,894	$ 847
Class T	1,958	1,742
Class C	1,363	1,651
Income Replacement 2026	29,280	19,092
Institutional Class	440	582
Total	$ 34,935	$ 23,914
From net realized gain
Class A	$ 335	$ 163
Class T	383	515
Class C	570	762
Income Replacement 2026	5,283	3,053
Institutional Class	75	133
Total	$ 6,646	$ 4,626
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,930	$ 5,819
Class T	1,741	1,766
Class C	376	483
Income Replacement 2028	96,589	108,055
Institutional Class	441	594
Total	$ 101,077	$ 116,717
From net realized gain
Class A	$ 325	$ 1,624
Class T	397	551
Class C	135	224
Income Replacement 2028	16,208	23,226
Institutional Class	73	138
Total	$ 17,138	$ 25,763
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,185	$ 1,034
Class T	164	193
Class C	2,987	2,028
Income Replacement 2030	72,596	50,801
Institutional Class	441	585
Total	$ 77,373	$ 54,641
From net realized gain
Class A	$ 209	$ 210
Class T	38	35
Class C	991	777
Income Replacement 2030	12,458	9,584
Institutional Class	70	117
Total	$ 13,766	$ 10,723

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,369	$ 3,720
Class T	301	432
Class C	213	229
Income Replacement 2032	35,223	33,843
Institutional Class	297	1,022
Total	$ 39,403	$ 39,246
From net realized gain
Class A	$ 7,528	$ 874
Class T	816	125
Class C	1,719	104
Income Replacement 2032	95,178	7,076
Institutional Class	574	309
Total	$ 105,815	$ 8,488
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 276	$ 364
Class T	304	408
Class C	184	191
Income Replacement 2034	37,641	34,754
Institutional Class	2,077	1,932
Total	$ 40,482	$ 37,649
From net realized gain
Class A	$ 50	$ 99
Class T	65	130
Class C	49	99
Income Replacement 2034	5,761	7,355
Institutional Class	307	428
Total	$ 6,232	$ 8,111
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 435	$ 555
Class T	3,886	3,944
Class C	1,851	1,241
Income Replacement 2036	44,807	26,829
Institutional Class	346	1,583
Total	$ 51,325	$ 34,152
From net realized gain
Class A	$ 75	$ 116
Class T	793	928
Class C	576	398
Income Replacement 2036	6,275	4,588
Institutional Class	78	299
Total	$ 7,797	$ 6,329

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2012	2011
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 670	$ 565
Class T	1,443	664
Class C	658	725
Income Replacement 2038	24,679	37,593
Institutional Class	460	634
Total	$ 27,910	$ 40,181
From net realized gain
Class A	$ 96	$ 135
Class T	297	137
Class C	202	333
Income Replacement 2038	3,260	9,117
Institutional Class	69	139
Total	$ 3,924	$ 9,861
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 967	$ 1,176
Class T	1,654	1,854
Class C	819	859
Income Replacement 2040	36,057	29,421
Institutional Class	532	1,064
Total	$ 40,029	$ 34,374
From net realized gain
Class A	$ 224	$ 360
Class T	359	502
Class C	216	361
Income Replacement 2040	4,701	5,813
Institutional Class	124	227
Total	$ 5,624	$ 7,263
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 362	$ 425
Class T	503	459
Class C	232	302
Income Replacement 2042	115,451	82,219
Institutional Class	475	637
Total	$ 117,023	$ 84,042
From net realized gain
Class A	$ 53	$ 108
Class T	67	138
Class C	65	136
Income Replacement 2042	15,682	15,082
Institutional Class	68	140
Total	$ 15,935	$ 15,604

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	1,492	$ -	$ 72,585
Reinvestment of distributions	365	780	17,945	38,177
Shares redeemed	(18,902)	(15,236)	(929,690)	(747,263)
Net increase (decrease)	(18,537)	(12,964)	$ (911,745)	$ (636,501)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2016 Fund
Class T
Shares sold	265	-	$ 12,983	$ -
Reinvestment of distributions	63	201	3,101	9,845
Shares redeemed	(7,104)	(3,144)	(347,550)	(154,952)
Net increase (decrease)	(6,776)	(2,943)	$ (331,466)	$ (145,107)
Class C
Shares sold	6,125	2,527	$ 300,000	$ 125,000
Reinvestment of distributions	157	238	7,690	11,623
Shares redeemed	(3,855)	(10,384)	(191,514)	(518,601)
Net increase (decrease)	2,427	(7,619)	$ 116,176	$ (381,978)
Income Replacement 2016
Shares sold	28,998	39,876	$ 1,428,856	$ 1,956,078
Reinvestment of distributions	1,178	1,346	57,868	66,013
Shares redeemed	(46,750)	(50,919)	(2,309,726)	(2,509,419)
Net increase (decrease)	(16,574)	(9,697)	$ (823,002)	$ (487,328)
Institutional Class
Shares sold	752	841	$ 36,796	$ 41,400
Reinvestment of distributions	15	8	731	403
Shares redeemed	(675)	(2,264)	(33,700)	(113,147)
Net increase (decrease)	92	(1,415)	$ 3,827	$ (71,344)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,088	1,564	$ 54,624	$ 72,093
Reinvestment of distributions	161	230	7,873	11,233
Shares redeemed	(1,911)	(10,781)	(94,143)	(535,725)
Net increase (decrease)	(662)	(8,987)	$ (31,646)	$ (452,399)
Class T
Shares sold	-	2,045	$ -	$ 102,042
Reinvestment of distributions	18	14	863	665
Shares redeemed	(458)	(207)	(22,651)	(10,225)
Net increase (decrease)	(440)	1,852	$ (21,788)	$ 92,482
Class C
Shares sold	4,696	697	$ 235,500	$ 35,000
Reinvestment of distributions	47	46	2,324	2,243
Shares redeemed	(586)	(541)	(28,893)	(26,508)
Net increase (decrease)	4,157	202	$ 208,931	$ 10,735
Income Replacement 2018
Shares sold	19,759	27,556	$ 973,771	$ 1,335,152
Reinvestment of distributions	478	432	23,334	21,162
Shares redeemed	(19,401)	(30,915)	(957,919)	(1,518,106)
Net increase (decrease)	836	(2,927)	$ 39,186	$ (161,792)
Institutional Class
Shares sold	6,698	-	$ 338,000	$ -
Reinvestment of distributions	12	6	589	294
Shares redeemed	(3,839)	(1,111)	(185,000)	(54,894)
Net increase (decrease)	2,871	(1,105)	$ 153,589	$ (54,600)
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	179	5	$ 9,014	$ 266
Reinvestment of distributions	105	193	5,145	9,448
Shares redeemed	(946)	(4,655)	(46,428)	(230,357)
Net increase (decrease)	(662)	(4,457)	$ (32,269)	$ (220,643)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2020 Fund
Class T
Shares sold	-	1,002	$ -	$ 50,063
Reinvestment of distributions	54	56	2,633	2,725
Shares redeemed	(240)	(41)	(11,738)	(2,073)
Net increase (decrease)	(186)	1,017	$ (9,105)	$ 50,715
Class C
Shares sold	1,771	-	$ 87,281	$ -
Reinvestment of distributions	57	59	2,797	2,866
Shares redeemed	(355)	(1,882)	(17,952)	(93,646)
Net increase (decrease)	1,473	(1,823)	$ 72,126	$ (90,780)
Income Replacement 2020
Shares sold	29,581	36,410	$ 1,469,844	$ 1,796,170
Reinvestment of distributions	529	417	25,967	20,472
Shares redeemed	(13,868)	(23,522)	(675,878)	(1,171,587)
Net increase (decrease)	16,242	13,305	$ 819,933	$ 645,055
Institutional Class
Shares sold	-	397	$ -	$ 20,000
Reinvestment of distributions	14	23	682	1,132
Shares redeemed	(399)	(833)	(20,000)	(41,702)
Net increase (decrease)	(385)	(413)	$ (19,318)	$ (20,570)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	6,423	567	$ 316,060	$ 27,240
Reinvestment of distributions	23	15	1,138	735
Shares redeemed	(243)	(67)	(12,069)	(3,203)
Net increase (decrease)	6,203	515	$ 305,129	$ 24,772
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	15	168	718
Shares redeemed	(357)	(1,248)	(17,200)	(61,978)
Net increase (decrease)	(354)	(1,233)	$ (17,032)	$ (61,260)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	4	35	172
Shares redeemed	(92)	(319)	(4,361)	(15,279)
Net increase (decrease)	(91)	(315)	$ (4,326)	$ (15,107)
Income Replacement 2022
Shares sold	29,354	23,188	$ 1,440,819	$ 1,142,442
Reinvestment of distributions	314	293	15,180	14,318
Shares redeemed	(18,125)	(10,448)	(881,196)	(520,826)
Net increase (decrease)	11,543	13,033	$ 574,803	$ 635,934
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	2	71	103
Shares redeemed	(11)	(37)	(514)	(1,783)
Net increase (decrease)	(10)	(35)	$ (443)	$ (1,680)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	622	117	$ 30,000	$ 5,864
Reinvestment of distributions	61	86	2,969	4,191
Shares redeemed	(226)	(2,180)	(10,864)	(108,524)
Net increase (decrease)	457	(1,977)	$ 22,105	$ (98,469)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2024 Fund
Class T
Shares sold	2,920	-	$ 135,760	$ -
Reinvestment of distributions	22	17	1,077	851
Shares redeemed	(289)	(392)	(14,000)	(18,805)
Net increase (decrease)	2,653	(375)	$ 122,837	$ (17,954)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	19	209	922
Shares redeemed	(75)	(74)	(3,683)	(3,621)
Net increase (decrease)	(71)	(55)	$ (3,474)	$ (2,699)
Income Replacement 2024
Shares sold	16,063	9,431	$ 781,886	$ 469,295
Reinvestment of distributions	214	156	10,356	7,661
Shares redeemed	(15,497)	(2,819)	(749,124)	(138,862)
Net increase (decrease)	780	6,768	$ 43,118	$ 338,094
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	525	745
Shares redeemed	(79)	(268)	(3,719)	(12,871)
Net increase (decrease)	(68)	(253)	$ (3,194)	$ (12,126)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	671	1,608	$ 33,486	$ 79,966
Reinvestment of distributions	21	16	1,014	777
Shares redeemed	(98)	(434)	(4,755)	(20,829)
Net increase (decrease)	594	1,190	$ 29,745	$ 59,914
Class T
Shares sold	3,515	187	$ 173,430	$ 8,556
Reinvestment of distributions	39	38	1,904	1,819
Shares redeemed	(236)	(172)	(11,308)	(7,742)
Net increase (decrease)	3,318	53	$ 164,026	$ 2,633
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	41	50	1,933	2,413
Shares redeemed	(3,579)	(206)	(176,288)	(9,967)
Net increase (decrease)	(3,538)	(156)	$ (174,355)	$ (7,554)
Income Replacement 2026
Shares sold	15,104	24,011	$ 721,544	$ 1,180,279
Reinvestment of distributions	331	233	15,918	11,328
Shares redeemed	(22,948)	(4,444)	(1,095,887)	(219,154)
Net increase (decrease)	(7,513)	19,800	$ (358,425)	$ 972,453
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	515	715
Shares redeemed	(79)	(269)	(3,694)	(12,796)
Net increase (decrease)	(68)	(254)	$ (3,179)	$ (12,081)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,288	-	$ 61,784	$ -
Reinvestment of distributions	45	153	2,202	7,443
Shares redeemed	(1,360)	(5,420)	(64,118)	(273,625)
Net increase (decrease)	(27)	(5,267)	$ (132)	$ (266,182)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2028 Fund
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	24	397	1,194
Shares redeemed	(83)	(4,677)	(4,076)	(209,519)
Net increase (decrease)	(75)	(4,653)	$ (3,679)	$ (208,325)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	4	163	180
Shares redeemed	(326)	(148)	(16,000)	(7,212)
Net increase (decrease)	(323)	(144)	$ (15,837)	$ (7,032)
Income Replacement 2028
Shares sold	18,525	9,722	$ 916,759	$ 477,899
Reinvestment of distributions	574	871	27,535	42,621
Shares redeemed	(27,768)	(13,911)	(1,327,202)	(676,445)
Net increase (decrease)	(8,669)	(3,318)	$ (382,908)	$ (155,925)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	15	514	732
Shares redeemed	(79)	(266)	(3,680)	(12,757)
Net increase (decrease)	(68)	(251)	$ (3,166)	$ (12,025)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	508	534	$ 25,016	$ 26,388
Reinvestment of distributions	6	10	292	506
Shares redeemed	(249)	(578)	(12,382)	(27,630)
Net increase (decrease)	265	(34)	$ 12,926	$ (736)
Class T
Shares sold	130	130	$ 5,786	$ 6,467
Reinvestment of distributions	4	4	202	177
Shares redeemed	(172)	(839)	(7,763)	(39,979)
Net increase (decrease)	(38)	(705)	$ (1,775)	$ (33,335)
Class C
Shares sold	1,702	2,512	$ 80,000	$ 125,006
Reinvestment of distributions	44	56	2,115	2,702
Shares redeemed	(960)	(1,287)	(46,183)	(63,685)
Net increase (decrease)	786	1,281	$ 35,932	$ 64,023
Income Replacement 2030
Shares sold	18,798	52,301	$ 902,632	$ 2,568,351
Reinvestment of distributions	726	466	34,661	22,746
Shares redeemed	(28,344)	(9,315)	(1,372,064)	(455,782)
Net increase (decrease)	(8,820)	43,452	$ (434,771)	$ 2,135,315
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	14	511	702
Shares redeemed	(79)	(267)	(3,667)	(12,724)
Net increase (decrease)	(68)	(253)	$ (3,156)	$ (12,022)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	1,251	$ -	$ 61,087
Reinvestment of distributions	220	92	10,424	4,419
Shares redeemed	(52)	(1,523)	(2,367)	(74,213)
Net increase (decrease)	168	(180)	$ 8,057	$ (8,707)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2032 Fund
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	12	1,117	557
Shares redeemed	(78)	(266)	(3,575)	(12,454)
Net increase (decrease)	(54)	(254)	$ (2,458)	$ (11,897)
Class C
Shares sold	660	-	$ 32,801	$ -
Reinvestment of distributions	41	7	1,932	333
Shares redeemed	(65)	(221)	(2,961)	(10,354)
Net increase (decrease)	636	(214)	$ 31,772	$ (10,021)
Income Replacement 2032
Shares sold	42,168	13,347	$ 2,026,945	$ 630,717
Reinvestment of distributions	2,499	561	118,902	27,010
Shares redeemed	(8,682)	(18,955)	(414,301)	(922,796)
Net increase (decrease)	35,985	(5,047)	$ 1,731,546	$ (265,069)
Institutional Class
Shares sold	-	550	$ -	$ 25,000
Reinvestment of distributions	18	11	871	530
Shares redeemed	(54)	(1,556)	(2,502)	(74,627)
Net increase (decrease)	(36)	(995)	$ (1,631)	$ (49,097)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	10	326	462
Shares redeemed	(59)	(199)	(2,697)	(9,387)
Net increase (decrease)	(52)	(189)	$ (2,371)	$ (8,925)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	11	369	538
Shares redeemed	(77)	(263)	(3,548)	(12,373)
Net increase (decrease)	(69)	(252)	$ (3,179)	$ (11,835)
Class C
Shares sold	517	-	$ 25,724	$ -
Reinvestment of distributions	5	6	233	289
Shares redeemed	(58)	(199)	(2,686)	(9,399)
Net increase (decrease)	464	(193)	$ 23,271	$ (9,110)
Income Replacement 2034
Shares sold	3,140	15,037	$ 153,765	$ 741,550
Reinvestment of distributions	241	308	11,289	14,854
Shares redeemed	(2,549)	(11,217)	(121,949)	(548,641)
Net increase (decrease)	832	4,128	$ 43,105	$ 207,763
Institutional Class
Shares sold	258	-	$ 12,168	$ -
Reinvestment of distributions	50	40	2,360	1,922
Shares redeemed	(14)	(4)	(664)	(220)
Net increase (decrease)	294	36	$ 13,864	$ 1,702
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	22	$ -	$ 1,088
Reinvestment of distributions	11	14	510	671
Shares redeemed	(92)	(305)	(4,164)	(14,218)
Net increase (decrease)	(81)	(269)	$ (3,654)	$ (12,459)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2036 Fund
Class T
Shares sold	-	592	$ -	$ 29,293
Reinvestment of distributions	31	41	1,410	1,979
Shares redeemed	(264)	(810)	(12,509)	(39,495)
Net increase (decrease)	(233)	(177)	$ (11,099)	$ (8,223)
Class C
Shares sold	30	1,929	$ 1,500	$ 93,800
Reinvestment of distributions	52	34	2,427	1,639
Shares redeemed	(959)	(264)	(46,079)	(12,450)
Net increase (decrease)	(877)	1,699	$ (42,152)	$ 82,989
Income Replacement 2036
Shares sold	20,071	36,939	$ 968,864	$ 1,794,635
Reinvestment of distributions	223	302	10,328	14,515
Shares redeemed	(22,004)	(1,164)	(1,034,063)	(56,447)
Net increase (decrease)	(1,710)	36,077	$ (54,871)	$ 1,752,703
Institutional Class
Shares sold	-	49	$ -	$ 2,283
Reinvestment of distributions	9	40	424	1,882
Shares redeemed	(563)	(1,881)	(27,876)	(90,082)
Net increase (decrease)	(554)	(1,792)	$ (27,452)	$ (85,917)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	851	-	$ 39,713	$ -
Reinvestment of distributions	16	15	766	700
Shares redeemed	-	(37)	-	(1,526)
Net increase (decrease)	867	(22)	$ 40,479	$ (826)
Class T
Shares sold	-	2,160	$ -	$ 103,818
Reinvestment of distributions	13	13	612	597
Shares redeemed	(465)	(408)	(20,928)	(19,017)
Net increase (decrease)	(452)	1,765	$ (20,316)	$ 85,398
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	22	859	1,058
Shares redeemed	-	(624)	-	(28,467)
Net increase (decrease)	19	(602)	$ 859	$ (27,409)
Income Replacement 2038
Shares sold	20,341	1,521	$ 976,884	$ 73,871
Reinvestment of distributions	325	582	15,074	27,411
Shares redeemed	(11,169)	(21,894)	(518,978)	(1,042,929)
Net increase (decrease)	9,497	(19,791)	$ 472,980	$ (941,647)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	16	529	773
Shares redeemed	(86)	(291)	(3,849)	(13,482)
Net increase (decrease)	(75)	(275)	$ (3,320)	$ (12,709)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	7	2,779	$ 317	$ 131,112
Reinvestment of distributions	26	26	1,191	1,246
Shares redeemed	(1,864)	(1,627)	(90,268)	(77,967)
Net increase (decrease)	(1,831)	1,178	$ (88,760)	$ 54,391

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2012	2011	2012	2011
Fidelity Income Replacement 2040 Fund
Class T
Shares sold	63	59	$ 2,938	$ 2,795
Reinvestment of distributions	44	50	2,013	2,356
Shares redeemed	(1,755)	(1)	(82,476)	(45)
Net increase (decrease)	(1,648)	108	$ (77,525)	$ 5,106
Class C
Shares sold	543	-	$ 26,345	$ -
Reinvestment of distributions	22	26	1,035	1,220
Shares redeemed	-	(679)	-	(31,060)
Net increase (decrease)	565	(653)	$ 27,380	$ (29,840)
Income Replacement 2040
Shares sold	26,082	31,872	$ 1,264,360	$ 1,546,264
Reinvestment of distributions	331	348	15,315	16,441
Shares redeemed	(12,843)	(24,432)	(618,513)	(1,181,522)
Net increase (decrease)	13,570	7,788	$ 661,162	$ 381,183
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	27	656	1,291
Shares redeemed	(961)	(478)	(44,356)	(22,066)
Net increase (decrease)	(947)	(451)	$ (43,700)	$ (20,775)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	245	427	$ 11,886	$ 20,347
Reinvestment of distributions	9	11	415	533
Shares redeemed	(304)	(643)	(14,424)	(30,601)
Net increase (decrease)	(50)	(205)	$ (2,123)	$ (9,721)
Class T
Shares sold	2,200	-	$ 105,795	$ -
Reinvestment of distributions	12	13	570	597
Shares redeemed	(84)	(287)	(3,786)	(13,228)
Net increase (decrease)	2,128	(274)	$ 102,579	$ (12,631)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	9	297	438
Shares redeemed	(83)	(283)	(3,716)	(13,030)
Net increase (decrease)	(77)	(274)	$ (3,419)	$ (12,592)
Income Replacement 2042
Shares sold	52,015	40,366	$ 2,501,513	$ 1,950,277
Reinvestment of distributions	1,220	1,123	56,045	53,152
Shares redeemed	(20,364)	(6,501)	(979,817)	(305,462)
Net increase (decrease)	32,871	34,988	$ 1,577,741	$ 1,697,967
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	16	543	777
Shares redeemed	(87)	(291)	(3,858)	(13,432)
Net increase (decrease)	(75)	(275)	$ (3,315)	$ (12,655)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

8. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	17%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 26, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2016
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2018
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2020
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2022
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2024
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2026
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2028
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2030
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2032
Institutional Class	09/10/12	09/07/12	$0.221
Income Replacement 2034
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2036
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2038
Institutional Class	09/10/12	09/07/12	$0.000
Income Replacement 2040
Institutional Class	09/10/12	09/07/12	$0.057
Income Replacement 2042
Institutional Class	09/10/12	09/07/12	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2032	$16,451
Income Replacement 2040	$3,001

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Institutional Class	6.43%
Income Replacement 2018
Institutional Class	6.34%
Income Replacement 2020
Institutional Class	5.77%
Income Replacement 2022
Institutional Class	5.49%
Income Replacement 2024
Institutional Class	5.07%
Income Replacement 2026
Institutional Class	4.86%
Income Replacement 2028
Institutional Class	4.72%
Income Replacement 2030
Institutional Class	4.49%
Income Replacement 2032
Institutional Class	4.76%
Income Replacement 2034
Institutional Class	4.38%
Income Replacement 2036
Institutional Class	4.28%
Income Replacement 2038
Institutional Class	4.26%
Income Replacement 2040
Institutional Class	4.07%
Income Replacement 2042
Institutional Class	3.96%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Income Replacement 2016
August 2011	10%
September 2011	13%
October 2011	14%
November 2011	13%
December 2011 (Ex-Date 12/22/11)	15%
December 2011 (Ex-Date 12/29/11)	14%
January 2012	6%
February 2012	6%
March 2012	6%
April 2012	7%
May 2012	7%
June 2012	6%
July 2012	7%
Institutional Class
Income Replacement 2018
August 2011	14%
September 2011	19%
October 2011	20%
November 2011	19%
December 2011 (Ex-Date 12/22/11)	20%
December 2011 (Ex-Date 12/29/11)	20%
January 2012	9%
February 2012	9%
March 2012	9%
April 2012	9%
May 2012	9%
June 2012	9%
July 2012	9%
Institutional Class
Income Replacement 2020
August 2011	17%
September 2011	23%
October 2011	24%
November 2011	22%
December 2011 (Ex-Date 12/22/11)	25%
December 2011 (Ex-Date 12/29/11)	24%
January 2012	11%
February 2012	11%
March 2012	12%
April 2012	12%
May 2012	11%
June 2012	11%
July 2012	12%
Institutional Class
Income Replacement 2022
August 2011	21%
September 2011	28%
October 2011	28%
November 2011	28%
December 2011 (Ex-Date 12/22/11)	28%
December 2011 (Ex-Date 12/29/11)	28%
January 2012	13%
February 2012	13%
March 2012	13%
April 2012	13%
May 2012	13%
June 2012	13%
July 2012	13%
Institutional Class
Income Replacement 2024
August 2011	23%
September 2011	30%
October 2011	30%
November 2011	29%
December 2011 (Ex-Date 12/22/11)	32%
December 2011 (Ex-Date 12/29/11)	31%
January 2012	14%
February 2012	13%
March 2012	14%
April 2012	14%
May 2012	13%
June 2012	14%
July 2012	14%
Institutional Class
Income Replacement 2026
August 2011	23%
September 2011	32%
October 2011	32%
November 2011	32%
December 2011 (Ex-Date 12/22/11)	34%
December 2011 (Ex-Date 12/29/11)	33%
January 2012	15%
February 2012	15%
March 2012	15%
April 2012	15%
May 2012	15%
June 2012	14%
July 2012	15%
Institutional Class
Income Replacement 2028
August 2011	26%
September 2011	33%
October 2011	34%
November 2011	33%
December 2011 (Ex-Date 12/22/11)	34%
December 2011 (Ex-Date 12/29/11)	34%
January 2012	16%
February 2012	16%
March 2012	16%
April 2012	16%
May 2012	16%
June 2012	16%
July 2012	16%
Institutional Class
Income Replacement 2030
August 2011	27%
September 2011	34%
October 2011	34%
November 2011	35%
December 2011 (Ex-Date 12/22/11)	36%
December 2011 (Ex-Date 12/29/11)	35%
January 2012	17%
February 2012	17%
March 2012	17%
April 2012	16%
May 2012	17%
June 2012	17%
July 2012	16%
Institutional Class
Income Replacement 2032
August 2011	28%
September 2011	37%
October 2011	37%
November 2011	37%
December 2011 (Ex-Date 12/22/11)	38%
December 2011 (Ex-Date 12/29/11)	38%
January 2012	19%
February 2012	19%
March 2012	19%
April 2012	19%
May 2012	19%
June 2012	19%
July 2012	19%
Institutional Class
Income Replacement 2034
August 2011	29%
September 2011	38%
October 2011	38%
November 2011	38%
December 2011 (Ex-Date 12/22/11)	38%
December 2011 (Ex-Date 12/29/11)	38%
January 2012	18%
February 2012	18%
March 2012	18%
April 2012	18%
May 2012	18%
June 2012	18%
July 2012	18%
Institutional Class
Income Replacement 2036
August 2011	29%
September 2011	38%
October 2011	38%
November 2011	38%
December 2011 (Ex-Date 12/22/11)	40%
December 2011 (Ex-Date 12/29/11)	39%
January 2012	18%
February 2012	19%
March 2012	19%
April 2012	19%
May 2012	19%
June 2012	19%
July 2012	19%
Institutional Class
Income Replacement 2038
August 2011	29%
September 2011	39%
October 2011	39%
November 2011	39%
December 2011 (Ex-Date 12/22/11)	41%
December 2011 (Ex-Date 12/29/11)	40%
January 2012	20%
February 2012	20%
March 2012	20%
April 2012	20%
May 2012	20%
June 2012	20%
July 2012	20%
Institutional Class
Income Replacement 2040
August 2011	31%
September 2011	41%
October 2011	41%
November 2011	41%
December 2011 (Ex-Date 12/22/11)	43%
December 2011 (Ex-Date 12/29/11)	42%
January 2012	20%
February 2012	19%
March 2012	20%
April 2012	20%
May 2012	20%
June 2012	21%
July 2012	20%
Institutional Class
Income Replacement 2042
August 2011	32%
September 2011	42%
October 2011	42%
November 2011	42%
December 2011 (Ex-Date 12/22/11)	42%
December 2011 (Ex-Date 12/29/11)	42%
January 2012	20%
February 2012	20%
March 2012	20%
April 2012	20%
May 2012	20%
June 2012	20%
July 2012	20%

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARWI-UANN-0912
1.848183.104

Item 2. Code of Ethics

As of the end of the period, July 31, 2012, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2018 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2020 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2022 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2024 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2026 Fund	$22,000	$-	$5,000	$400
Fidelity Income Replacement 2028 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2030 Fund	$22,000	$-	$4,800	$400
Fidelity Income Replacement 2032 Fund	$22,000	$-	$5,000	$400
Fidelity Income Replacement 2034 Fund	$22,000	$-	$5,000	$400
Fidelity Income Replacement 2036 Fund	$22,000	$-	$5,000	$400
Fidelity Income Replacement 2038 Fund	$19,000	$-	$4,700	$400
Fidelity Income Replacement 2040 Fund	$19,000	$-	$4,700	$400
Fidelity Income Replacement 2042 Fund	$19,000	$-	$4,700	$400

July 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2018 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2020 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2022 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2024 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2026 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2028 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2030 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2032 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2034 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2036 Fund	$22,000	$-	$4,800	$200
Fidelity Income Replacement 2038 Fund	$19,000	$-	$4,500	$200
Fidelity Income Replacement 2040 Fund	$19,000	$-	$4,500	$200
Fidelity Income Replacement 2042 Fund	$19,000	$-	$4,500	$200

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2012A	July 31, 2011A
Audit-Related Fees	$615,000	$645,000
Tax Fees	$-	$-
All Other Fees	$1,115,000	$730,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2012 A	July 31, 2011 A
Deloitte Entities	$1,895,000	$1,540,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2012